Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (4.7%)
*	Liontown Resources Ltd.	6,670,608	12,113
	Technology One Ltd.	1,066,128	11,296
	nib holdings Ltd.	1,876,622	10,451
	Reliance Worldwide Corp. Ltd.	3,027,642	8,601
	Breville Group Ltd.	550,617	8,377
	Nine Entertainment Co. Holdings Ltd.	5,694,818	8,213
*	Sandfire Resources Ltd.	1,731,680	7,916
*	Webjet Ltd.	1,476,081	7,835
	Eagers Automotive Ltd.	759,545	7,555
	National Storage REIT	4,810,330	7,513
	Champion Iron Ltd.	1,763,147	7,143
[1]	Viva Energy Group Ltd.	3,341,440	7,089
	Charter Hall Long Wale REIT	2,459,219	6,807
	AUB Group Ltd.	342,471	6,616
	Perseus Mining Ltd.	5,255,477	6,179
	ARB Corp. Ltd.	292,747	6,146
	Corporate Travel Management Ltd.	431,825	6,086
*	Paladin Energy Ltd.	11,592,563	5,768
	Bapcor Ltd.	1,319,551	5,552
	Super Retail Group Ltd.	655,144	5,437
	HomeCo Daily Needs REIT	6,635,232	5,337
*	Chalice Mining Ltd.	1,308,917	5,236
	IRESS Ltd.	719,531	5,030
*	Telix Pharmaceuticals Ltd.	652,903	4,966
	Waypoint REIT Ltd.	2,721,286	4,798
	Premier Investments Ltd.	319,670	4,766
	GrainCorp Ltd. Class A	865,086	4,709
	Charter Hall Retail REIT	1,850,315	4,672
	BWP Trust	1,852,461	4,575
*	De Grey Mining Ltd.	4,994,356	4,517
	InvoCare Ltd.	548,160	4,508
*	PEXA Group Ltd.	503,053	4,488
	Gold Road Resources Ltd.	4,083,011	4,361
	Lifestyle Communities Ltd.	370,782	4,343
	Centuria Industrial REIT	1,992,479	4,267
	HUB24 Ltd.	223,373	4,238
*	Megaport Ltd.	599,651	4,120
*	Bellevue Gold Ltd.	4,100,339	4,023
	Ingenia Communities Group	1,462,096	4,020
	Healius Ltd.	2,053,526	3,968
	Brickworks Ltd.	225,137	3,927
	Costa Group Holdings Ltd.	1,726,138	3,850

		Shares	Market Value ($000)
	GUD Holdings Ltd.	557,730	3,746
*	Neuren Pharmaceuticals Ltd.	421,062	3,683
	Kelsian Group Ltd.	777,026	3,633
	Credit Corp. Group Ltd.	227,590	3,624
	IPH Ltd.	675,947	3,598
*	Capricorn Metals Ltd.	1,168,753	3,526
	Helia Group Ltd.	1,349,232	3,523
*,1	Life360 Inc. GDR	671,741	3,500
[2]	HMC Capital Ltd.	988,862	3,450
	EVT Ltd.	417,804	3,438
	Monadelphous Group Ltd.	369,487	3,392
	Abacus Property Group	1,873,045	3,353
*	United Malt Group Ltd.	1,032,447	3,347
	Centuria Capital Group	2,869,199	3,290
	Ventia Services Group Pty. Ltd.	1,684,633	3,285
	McMillan Shakespeare Ltd.	243,302	3,240
	Nickel Industries Ltd.	5,794,122	3,229
	NRW Holdings Ltd.	1,736,122	3,218
[1]	Coronado Global Resources Inc.	2,859,178	3,217
	Netwealth Group Ltd.	314,091	3,209
	Arena REIT	1,234,794	3,161
*	Regis Resources Ltd.	2,766,953	3,147
	Ramelius Resources Ltd.	3,622,820	3,131
	Lovisa Holdings Ltd.	213,642	3,089
*,2	Core Lithium Ltd.	7,079,561	3,057
*	Nanosonics Ltd.	935,786	2,983
	Elders Ltd.	603,617	2,959
*,3	Leo Lithium Ltd.	3,703,310	2,893
*	Karoon Energy Ltd.	1,917,722	2,890
*,2	Weebit Nano Ltd.	690,763	2,889
*,3	Strike Energy Ltd.	9,635,792	2,886
	Collins Foods Ltd.	423,307	2,857
	Data#3 Ltd.	540,272	2,730
	Imdex Ltd.	2,066,573	2,726
*	Sayona Mining Ltd.	27,607,014	2,703
	Pinnacle Investment Management Group Ltd.	379,416	2,689
	GQG Partners Inc.	2,428,976	2,646
*	PolyNovo Ltd.	2,401,357	2,616
	Bega Cheese Ltd.	1,185,536	2,597
	G8 Education Ltd.	3,481,226	2,576
*,2	Boss Energy Ltd.	1,303,376	2,561
	Charter Hall Social Infrastructure REIT	1,262,179	2,541
	Johns Lyng Group Ltd.	659,764	2,351
*	West African Resources Ltd.	3,858,371	2,341
	Codan Ltd.	460,070	2,326
	Jumbo Interactive Ltd.	213,797	2,208
	Hansen Technologies Ltd.	618,626	2,181
*	SiteMinder Ltd.	760,104	2,154
*	Perenti Ltd.	2,605,399	2,097
	Link Administration Holdings Ltd.	2,002,910	2,063
	Cromwell Property Group	5,563,000	2,059
*	Silver Lake Resources Ltd.	3,351,719	2,023
	SmartGroup Corp. Ltd.	330,130	2,009
*,2	Mesoblast Ltd.	2,604,455	2,001
	Growthpoint Properties Australia Ltd.	1,028,143	1,988
*	Resolute Mining Ltd.	7,968,216	1,941
*,2	Temple & Webster Group Ltd.	432,033	1,918
	Clinuvel Pharmaceuticals Ltd.	154,229	1,904

		Shares	Market Value ($000)
	Vulcan Steel Ltd.	363,769	1,897
	Rural Funds Group	1,405,647	1,890
*	Fleetpartners Group Ltd.	1,092,191	1,887
*	Judo Capital Holdings Ltd.	2,039,804	1,874
*	Omni Bridgeway Ltd.	982,610	1,864
	oOh!media Ltd.	1,953,671	1,835
*	Silex Systems Ltd.	738,937	1,798
	Austal Ltd.	1,204,387	1,782
	Centuria Office REIT	1,786,335	1,742
	Sigma Healthcare Ltd.	3,293,671	1,738
*	Westgold Resources Ltd.	1,536,123	1,723
	Dexus Industria REIT	907,582	1,709
*	Stanmore Resources Ltd.	889,886	1,684
*	Audinate Group Ltd.	263,684	1,670
*	ioneer Ltd.	8,440,297	1,651
	Estia Health Ltd.	874,008	1,636
*	Calix Ltd.	567,991	1,596
*	Macquarie Technology Group Ltd.	34,038	1,558
	Infomedia Ltd.	1,344,933	1,553
*	Imugene Ltd.	22,881,095	1,544
	APM Human Services International Ltd.	1,117,416	1,499
	GWA Group Ltd.	1,109,708	1,465
	Accent Group Ltd.	1,199,579	1,427
	Hotel Property Investments Ltd.	695,502	1,413
	PWR Holdings Ltd.	225,877	1,394
	Service Stream Ltd.	2,202,243	1,348
	Inghams Group Ltd.	686,545	1,294
*	Arafura Rare Earths Ltd.	6,637,994	1,275
*	Tietto Minerals Ltd.	3,733,408	1,273
*	Vulcan Energy Resources Ltd.	424,004	1,270
	Nick Scali Ltd.	174,321	1,255
	Integral Diagnostics Ltd.	610,445	1,242
	Myer Holdings Ltd.	2,890,139	1,235
*	Tyro Payments Ltd.	1,310,373	1,232
*	Aussie Broadband Ltd.	660,514	1,225
*	Syrah Resources Ltd.	2,573,441	1,216
	Select Harvests Ltd.	418,882	1,183
*,3	AVZ Minerals Ltd.	9,005,310	1,180
*	Australian Agricultural Co. Ltd.	1,143,347	1,147
*	OFX Group Ltd.	792,206	1,120
	Australian Ethical Investment Ltd.	392,035	1,092
*	Argosy Minerals Ltd.	4,878,508	1,054
*	Kogan.com Ltd.	257,402	1,053
	Dicker Data Ltd.	185,151	996
[2]	Australian Clinical Labs Ltd.	465,598	993
	Emeco Holdings Ltd.	2,015,771	970
*,2	Mayne Pharma Group Ltd.	289,677	950
	MyState Ltd.	390,378	936
	Cedar Woods Properties Ltd.	273,801	925
	GDI Property Group Partnership	2,038,866	912
*	Cooper Energy Ltd.	9,279,252	905
	Australian Finance Group Ltd.	714,392	879
*,2	PointsBet Holdings Ltd.	781,876	871
*,2	Seven West Media Ltd.	3,218,759	833
*,2	BrainChip Holdings Ltd.	3,356,483	814
*	Alkane Resources Ltd.	1,676,010	799
*	Lake Resources NL	5,251,116	797
*,2	Zip Co. Ltd.	2,652,506	795

		Shares	Market Value ($000)
*	Genesis Minerals Ltd.	800,398	793
	Solvar Ltd.	670,067	787
*	Mount Gibson Iron Ltd.	2,451,280	777
	Navigator Global Investments Ltd.	784,154	765
*	Fineos Corp. Ltd. GDR	502,426	763
*,2	Nuix Ltd.	682,538	736
*,2	Appen Ltd.	475,603	728
*,2	Opthea Ltd.	1,838,710	706
*	Praemium Ltd.	1,764,065	664
[2]	Regis Healthcare Ltd.	426,055	647
*,2	Novonix Ltd.	1,007,109	632
*,2	Paradigm Biopharmaceuticals Ltd.	1,026,835	621
*	Superloop Ltd.	1,373,777	615
*	Neometals Ltd.	1,798,006	594
*	Carnarvon Energy Ltd.	6,033,601	590
	SG Fleet Group Ltd.	331,373	583
*,2	EML Payments Ltd.	1,095,752	557
	Jupiter Mines Ltd.	3,864,808	534
[2]	Baby Bunting Group Ltd.	470,645	527
*	St Barbara Ltd.	3,193,037	518
[2]	29Metals Ltd.	1,032,918	502
	Southern Cross Media Group Ltd.	791,260	501
*	Ardent Leisure Group Ltd.	1,327,454	460
*,2	Australian Strategic Materials Ltd.	439,789	441
	Bravura Solutions Ltd.	1,189,153	400
	Pact Group Holdings Ltd.	729,616	378
*,2	Jervois Global Ltd.	9,076,321	373
*,2	Aurelia Metals Ltd.	5,788,614	360
	Humm Group Ltd.	1,180,738	357
*	Incannex Healthcare Ltd.	5,051,945	355
*,3,4	Abacus Storage King	334,472	317
*,2	Bubs Australia Ltd.	2,323,704	305
*,2	Betmakers Technology Group Ltd.	2,666,811	269
*	Latin Resources Ltd.	1,062,088	261
*	Andromeda Metals Ltd.	11,032,861	237
	HealthCo REIT	243,111	233
*,2	Starpharma Holdings Ltd.	1,400,302	207
*	AMA Group Ltd.	1,889,370	184
*,3	Firefinch Ltd.	4,116,778	166
*,2	Dubber Corp. Ltd.	467,971	55
*	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	39,874	—
			512,200
Austria (0.7%)
*,1	BAWAG Group AG	309,492	15,078
	Wienerberger AG	413,529	13,581
	CA Immobilien Anlagen AG	162,400	5,179
	Mayr Melnhof Karton AG	32,268	4,926
	Oesterreichische Post AG	134,087	4,891
	Vienna Insurance Group AG Wiener Versicherung Gruppe	144,416	3,862
*	Lenzing AG	74,914	3,771
	AT&S Austria Technologie & Systemtechnik AG	98,810	3,732
	UNIQA Insurance Group AG	451,525	3,688
	DO & CO AG	26,466	3,576
	EVN AG	143,967	3,413
*	IMMOFINANZ AG	129,116	2,591
	Schoeller-Bleckmann Oilfield Equipment AG	40,839	2,475
	Strabag SE	43,913	1,843
	Palfinger AG	51,862	1,520

		Shares	Market Value ($000)
	Flughafen Wien AG	16,950	867
	Porr AG	44,772	624
	Agrana Beteiligungs AG	33,360	594
*	S IMMO AG (XWBO)	20,394	277
*,3	S IMMO AG Rights Exp. 8/11/23	182,723	—
			76,488
Belgium (1.0%)
	Aedifica SA	183,833	12,626
	Cofinimmo SA	129,845	10,162
	Melexis NV	76,599	8,258
	Euronav NV	478,597	7,863
	Etablissements Franz Colruyt NV	188,262	7,175
	Barco NV	269,595	6,274
	Bekaert SA	130,116	6,210
	KBC Ancora	132,152	6,184
	Montea NV	57,936	4,695
	Shurgard Self Storage Ltd. (XBRU)	95,944	4,378
	VGP NV	38,137	4,072
	Fagron	225,833	4,019
	Xior Student Housing NV	123,584	3,854
	Tessenderlo Group SA	99,073	3,323
	Deme Group NV	25,013	3,312
	Gimv NV	69,187	3,195
	Retail Estates NV	42,896	2,739
	Kinepolis Group NV	51,568	2,514
*	Ontex Group NV	266,576	2,285
	bpost SA	403,728	1,944
*	AGFA-Gevaert NV	541,157	1,392
	Econocom Group SA	382,515	1,102
	Van de Velde NV	25,366	949
	Wereldhave Belgium Comm VA	8,195	436
	Telenet Group Holding NV	17,877	409
			109,370
Brazil (1.7%)
	Aliansce Sonae Shopping Centers SA	1,856,727	9,545
*	3R PETROLEUM OLEO E GAS SA	920,595	6,921
	Kinea Indice de Precos FII	310,167	6,050
	Santos Brasil Participacoes SA	2,814,267	5,719
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,037,758	5,227
*	YDUQS Part	1,112,925	5,222
	Tres Tentos Agroindustrial SA	1,924,266	5,148
*	Cogna Educacao	7,182,927	5,089
	Arezzo Industria e Comercio SA	255,514	4,452
	Fleury SA	1,303,458	4,441
	Raizen SA Preference Shares	4,607,300	4,053
	Cia de Saneamento do Parana	900,218	3,990
*	Azul SA Preference Shares	1,046,955	3,919
	MRV Engenharia e Participacoes SA	1,169,292	3,437
	Kinea Renda Imobiliaria FII	95,566	3,259
	CSHG Logistica FI Imobiliario	92,233	3,184
*	Omega Energia SA	1,274,653	3,156
	Kinea Rendimentos Imobiliarios FII	148,399	3,104
*	CSHG Logistica-Fundo de Investimento Imobiliario	87,190	3,010
	Cia de Saneamento de Minas Gerais Copasa MG.	696,523	2,981
	AES Brasil Energia SA	1,122,175	2,819
	Odontoprev SA	1,083,799	2,810
*	IRB Brasil Resseguros SA	317,730	2,763

		Shares	Market Value ($000)
	Banco Pan SA Preference Shares	1,391,400	2,736
*	Cia Brasileira de Distribuicao	609,200	2,667
*	Via SA	5,832,102	2,664
	Alupar Investimento SA	419,807	2,586
	Marcopolo SA Preference Shares	2,327,832	2,575
	FII Iridium	137,289	2,519
[1]	Locaweb Servicos de Internet SA	1,606,283	2,517
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	810,500	2,501
	SIMPAR SA	1,190,900	2,463
	XP Log FII	100,707	2,436
	Minerva SA	1,040,471	2,220
	Grendene SA	1,372,300	2,182
*	Log-in Logistica Intermodal SA	204,119	2,165
	Vivara Participacoes SA	344,800	2,144
	Wilson Sons Holdings Brasil SA	721,000	2,019
	Mills Estruturas e Servicos de Engenharia SA	748,505	1,969
	Pet Center Comercio E Participacoes SA	1,275,960	1,889
	Vulcabras Azaleia SA	451,800	1,875
	Randon SAImplementos E Participacoes Preference Shares	687,837	1,809
	Ez Tec Empreendimentos e Participacoes SA	376,600	1,731
*	Oncoclinicas do Brasil Servicos Medicos SA	668,500	1,702
*	Gol Linhas Aereas Inteligentes SA Preference Shares	832,355	1,695
	Direcional Engenharia SA	372,596	1,663
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	152,000	1,631
	Tupy SA	264,431	1,519
	EcoRodovias Infraestrutura e Logistica SA	859,861	1,493
	Iochpe Maxion SA	506,644	1,484
	Mahle-Metal Leve SA	154,000	1,478
	JHSF Participacoes SA	1,177,500	1,404
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	245,912	1,347
	CM Hospitalar SA	299,800	1,344
*	CSHG Logistica FI Imobiliario	38,675	1,335
	Boa Vista Servicos SA	787,000	1,328
*	Anima Holding SA	1,297,131	1,319
*	Hidrovias do Brasil SA	1,476,200	1,242
	Movida Participacoes SA	492,800	1,189
	Fras-Le SA	385,099	1,095
*	Lojas Quero Quero SA	736,263	1,040
	Grupo SBF SA	357,508	999
	FII Hectare Ce	79,627	940
*	Zamp SA	861,983	806
	Blau Farmaceutica SA	176,800	777
	Enauta Participacoes SA	258,400	762
	LOG Commercial Properties e Participacoes SA	168,265	761
	Taurus Armas SA Preference Shares	239,200	751
	Ambipar Participacoes e Empreendimentos SA	167,400	745
	Hospital Mater Dei SA	328,400	714
	Qualicorp Consultoria e Corretora de Seguros SA	761,200	691
	Iguatemi SA (BVMF)	141,520	655
	Armac Locacao Logistica E Servicos SA	235,200	653
	Camil Alimentos SA	414,100	638
*	CVC Brasil Operadora e Agencia de Viagens SA	905,753	571
	Cia Brasileira de Aluminio	480,165	538
	Empreendimentos Pague Menos S/A	581,300	519
*,1	Meliuz SA	246,770	518
	Guararapes Confeccoes SA	317,500	491
	Wiz Co.	340,900	454
*	Infracommerce CXAAS SA	1,229,804	440

		Shares	Market Value ($000)
*	Multilaser Industrial SA	526,200	373
	Cury Construtora e Incorporadora SA	90,100	339
	Brpr Corporate Offices Fdo De Inv Imob	17,842	263
*	BR Properties SA	6,578	115
	Iguatemi SA Pref Preference	36,439	73
			185,860
Canada (15.7%)
	First Quantum Minerals Ltd.	2,151,889	63,823
	WSP Global Inc.	453,589	62,484
	Cameco Corp.	1,671,668	58,771
[2]	RB Global Inc.	700,537	45,242
	Open Text Corp.	1,033,576	44,395
[2]	Emera Inc.	1,045,405	42,406
	TFI International Inc.	318,641	40,898
	ARC Resources Ltd.	2,382,771	35,995
[2]	Stantec Inc.	431,105	29,195
	iA Financial Corp. Inc.	403,874	27,982
	Toromont Industries Ltd.	312,789	26,650
*	CAE Inc.	1,136,740	25,973
*	Descartes Systems Group Inc.	326,857	25,494
	Canadian Apartment Properties REIT	648,110	25,268
	West Fraser Timber Co. Ltd.	298,502	25,150
	GFL Environmental Inc.	727,262	24,835
	Element Fleet Management Corp.	1,519,221	24,505
	TMX Group Ltd.	1,069,157	23,756
	Pan American Silver Corp.	1,396,355	23,635
	Lundin Mining Corp.	2,639,444	23,599
	Kinross Gold Corp.	4,728,731	23,560
*	Ivanhoe Mines Ltd. Class A	2,182,240	23,136
	FirstService Corp.	147,490	23,099
	Keyera Corp.	875,276	21,911
[2]	Algonquin Power & Utilities Corp.	2,641,211	21,792
	Gildan Activewear Inc.	684,109	21,276
[2]	AltaGas Ltd.	1,075,667	21,234
	Finning International Inc.	581,414	20,026
	SNC-Lavalin Group Inc.	678,929	19,725
*	MEG Energy Corp.	1,099,217	19,598
	Alamos Gold Inc. Class A	1,514,851	18,714
	Northland Power Inc.	966,075	18,689
[2]	Brookfield Infrastructure Corp. Class A	380,186	17,780
	RioCan REIT	1,159,433	17,629
*	Bombardier Inc. Class B	329,162	16,475
[2]	PrairieSky Royalty Ltd.	819,970	16,298
	Onex Corp.	262,373	16,115
[2]	Crescent Point Energy Corp.	1,916,451	15,536
	Brookfield Renewable Corp. Class A (XTSE)	490,600	15,291
	Boyd Group Services Inc.	82,247	15,110
*	Kinaxis Inc.	108,445	14,725
	Parkland Corp.	526,885	14,388
	B2Gold Corp.	4,129,732	14,312
	Capital Power Corp.	453,594	14,151
	Enerplus Corp.	834,099	13,954
	Granite REIT	230,896	13,560
*	ATS Corp.	286,825	13,007
	BRP Inc.	136,220	12,532
*,2	Air Canada	677,134	12,478
	Colliers International Group Inc.	120,495	12,200
*	Bausch Health Cos. Inc.	1,233,704	11,994

		Shares	Market Value ($000)
	Premium Brands Holdings Corp. Class A	144,019	11,720
	Stella-Jones Inc.	227,761	11,566
	SSR Mining Inc.	791,861	11,536
*	Baytex Energy Corp.	2,631,315	10,616
	Choice Properties REIT	999,311	10,541
*	BlackBerry Ltd.	2,018,625	10,272
	Dream Industrial REIT	953,891	10,265
	Methanex Corp.	214,846	9,683
[2]	SmartCentres REIT	504,444	9,529
	Osisko Gold Royalties Ltd.	641,469	9,510
[2]	Linamar Corp.	162,460	9,427
	Whitecap Resources Inc.	1,159,020	9,255
	First Capital REIT	823,058	9,194
	TransAlta Corp.	900,682	9,187
	Gibson Energy Inc.	563,765	9,179
	Parex Resources Inc.	409,715	9,076
*	Capstone Mining Corp.	1,675,826	8,756
	Tricon Residential Inc.	934,922	8,735
	Vermilion Energy Inc.	623,209	8,687
*	Celestica Inc.	392,592	8,628
*	Lightspeed Commerce Inc.	489,914	8,608
	Primo Water Corp.	605,515	8,582
	Atco Ltd. Class I	288,536	8,236
	Allied Properties REIT	487,755	8,115
	CI Financial Corp.	641,136	8,110
*,1	Nuvei Corp.	236,981	8,082
	Boralex Inc. Class A	311,343	8,056
	H&R REIT	1,022,142	7,976
*,2	Lithium Americas Corp.	379,874	7,669
	Canadian Western Bank	368,133	7,356
[2]	Boardwalk REIT	145,625	7,235
	Russel Metals Inc.	244,530	7,197
	Definity Financial Corp.	285,774	7,193
*	Eldorado Gold Corp.	723,174	7,091
	First Majestic Silver Corp.	1,058,815	7,066
	Chartwell Retirement Residences	921,159	6,993
	Paramount Resources Ltd. Class A	291,700	6,895
	Hudbay Minerals Inc.	1,138,441	6,786
	Lundin Gold Inc.	502,813	6,742
*	Aritzia Inc.	345,053	6,565
	Stelco Holdings Inc.	166,043	6,054
	Maple Leaf Foods Inc.	288,774	6,027
[2]	Innergex Renewable Energy Inc.	593,509	5,829
	Topaz Energy Corp.	348,942	5,676
	OceanaGold Corp.	2,700,577	5,652
	Centerra Gold Inc.	860,549	5,521
	Laurentian Bank of Canada	175,003	5,273
*	Equinox Gold Corp.	997,812	5,236
*	IAMGOLD Corp.	1,872,476	5,112
	Quebecor Inc. Class B	208,069	5,093
[2]	Superior Plus Corp.	650,600	4,875
*,2	Ballard Power Systems Inc.	1,005,215	4,780
	Home Capital Group, Inc. Class B	146,388	4,754
*	Torex Gold Resources Inc.	327,204	4,590
[2]	North West Co. Inc.	180,792	4,401
[2]	NorthWest Healthcare Properties REIT	810,138	4,294
	Mullen Group Ltd.	350,013	4,210
[2]	TransAlta Renewables Inc.	413,346	4,207

		Shares	Market Value ($000)
*	Novagold Resources Inc.	932,048	4,198
	Enghouse Systems Ltd.	172,119	3,898
	Primaris REIT	378,327	3,827
	Winpak Ltd.	122,991	3,783
*	Canfor Corp.	228,016	3,598
[2]	Westshore Terminals Investment Corp.	149,160	3,455
	Cascades Inc.	370,390	3,376
*,2	Canada Goose Holdings Inc.	183,139	3,342
	Transcontinental Inc. Class A	295,531	2,934
[2]	Cargojet Inc.	34,923	2,567
[2]	Cogeco Communications Inc.	39,529	2,003
	Dye & Durham Ltd.	122,003	1,831
	First National Financial Corp.	59,325	1,759
*,2	Cronos Group Inc.	709,666	1,388
	Artis REIT	241,923	1,275
	GFL Environmental Inc. (XTSE)	33,783	1,153
	Osisko Gold Royalties Ltd. (XTSE)	65,199	966
*	Lightspeed Commerce Inc. (XTSE)	37,307	656
*,2	Canopy Growth Corp.	635,585	313
			1,714,172
Chile (0.2%)
	Parque Arauco SA	2,615,174	4,193
	Aguas Andinas SA Class A	10,617,672	3,721
	SMU SA	11,671,661	2,205
*	Engie Energia Chile SA	2,144,106	2,195
	Empresa Nacional de Telecomunicaciones SA	508,155	2,042
	Soc Inversiones Oro Blanco	175,433,762	1,673
	Inversiones Aguas Metropolitanas SA	1,842,778	1,513
	Vina Concha y Toro SA	919,704	1,249
	SONDA SA	2,304,829	1,225
	Inversiones La Construccion SA	121,904	857
	Ripley Corp. SA	3,875,438	843
			21,716
China (4.7%)
*	Canadian Solar Inc.	194,112	7,019
*	JinkoSolar Holding Co. Ltd. ADR	154,214	6,546
	Hello Group Inc. ADR	559,734	5,961
	China Overseas Property Holdings Ltd.	5,030,000	5,910
*,2	Chinasoft International Ltd.	8,982,304	5,626
	Sany Heavy Equipment International Holdings Co. Ltd.	3,438,000	5,442
	Dongyue Group Ltd.	4,593,000	4,531
*,1,2	New Horizon Health Ltd.	1,279,500	4,373
*,1,2	Weimob Inc.	7,978,000	4,342
*,1	Keymed Biosciences Inc.	606,500	4,306
*	Hollysys Automation Technologies Ltd.	236,243	4,141
*	Chindra Group Holdings Ltd.	510,042	4,111
	China Education Group Holdings Ltd.	4,001,000	3,703
	FinVolution Group ADR	617,068	3,622
*,2	EHang Holdings Ltd. ADR	158,760	3,598
*	COFCO Meat Holdings Ltd.	11,733,000	3,255
	Fufeng Group Ltd.	5,830,864	3,175
	China Water Affairs Group Ltd.	3,711,600	3,149
	SSY Group Ltd.	5,543,324	3,122
*,2	Lifetech Scientific Corp.	8,890,058	3,108
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	5,428,240	3,100
	Fu Shou Yuan International Group Ltd.	3,972,000	3,071
*	Gushengtang Holdings Ltd.	479,200	3,048

		Shares	Market Value ($000)
	Hisense Home Appliances Group Co. Ltd. Class H	1,171,173	3,034
*,1,2	InnoCare Pharma Ltd.	2,838,000	2,972
[2]	Tianneng Power International Ltd.	2,620,468	2,936
	China Datang Corp Renewable Power Co. Ltd. Class H	8,976,000	2,926
*,2	Xinte Energy Co. Ltd. Class H	1,434,800	2,844
*,1,2	Alphamab Oncology	2,390,000	2,772
*,1,2	Meitu Inc.	7,566,000	2,762
*,2	Golden Solar New Energy Technology Holdings Ltd.	2,948,000	2,663
	China Risun Group Ltd.	5,543,000	2,583
	Skyworth Group Ltd.	5,386,710	2,462
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	873,500	2,461
	China Overseas Grand Oceans Group Ltd.	4,767,500	2,435
	CIMC Enric Holdings Ltd.	2,390,000	2,410
	China Nonferrous Mining Corp. Ltd.	4,491,000	2,375
*,2	Gaotu Techedu Inc. ADR	543,726	2,278
	Tong Ren Tang Technologies Co. Ltd. Class H	2,511,516	2,267
	Xinyi Energy Holdings Ltd.	7,314,200	2,253
	BOE Varitronix Ltd.	1,468,065	2,242
*,1,2	Alliance International Education Leasing Holdings Ltd.	3,472,000	2,238
[2]	Noah Holdings Ltd. ADR	145,803	2,219
*,2	Canaan Inc. ADR	695,293	2,211
	Shoucheng Holdings Ltd.	9,225,246	2,181
*,2	XD Inc.	879,200	2,134
	Digital China Holdings Ltd.	5,219,588	2,069
[2]	Zhongyu Gas Holdings Ltd.	2,836,000	2,055
	Hangzhou Steam Turbine Co. Ltd. Class B	1,766,913	2,020
*,1,2	Ascentage Pharma Group International	656,000	2,014
[1]	Asiainfo Technologies Ltd.	1,419,600	2,004
	Hisense Home Appliances Group Co. Ltd. Class A	612,464	1,978
	Poly Property Group Co. Ltd.	8,203,000	1,969
	PAX Global Technology Ltd.	2,416,062	1,962
*,1	Bairong Inc.	1,520,500	1,943
	Greentown Service Group Co. Ltd.	3,682,000	1,933
*,1,2	CARsgen Therapeutics Holdings Ltd.	1,293,500	1,894
	China Resources Medical Holdings Co. Ltd.	2,275,291	1,887
*,1,2	Haichang Ocean Park Holdings Ltd.	12,505,000	1,866
*,1	Peijia Medical Ltd.	1,617,000	1,835
	NetDragon Websoft Holdings Ltd.	921,090	1,829
	China Yongda Automobiles Services Holdings Ltd.	3,891,500	1,783
[1,2]	Simcere Pharmaceutical Group Ltd.	1,871,000	1,771
[1]	Genertec Universal Medical Group Co. Ltd.	3,232,309	1,746
	China Oriental Group Co. Ltd.	10,440,000	1,638
	China BlueChemical Ltd. Class H	6,512,000	1,628
*,1	Zhou Hei Ya International Holdings Co. Ltd.	3,707,000	1,562
	Concord New Energy Group Ltd.	18,680,000	1,536
*	Yeahka Ltd.	614,800	1,509
*,2	Helens International Holdings Co. Ltd.	1,329,500	1,505
*	China Conch Environment Protection Holdings Ltd.	4,920,915	1,499
	Consun Pharmaceutical Group Ltd.	2,040,000	1,495
	Sihuan Pharmaceutical Holdings Group Ltd.	15,272,000	1,495
[2]	Chervon Holdings Ltd.	397,600	1,493
[1,2]	Linklogis Inc. Class B	3,746,500	1,488
*,1,2	Microport Cardioflow Medtech Corp.	5,134,000	1,487
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,534,400	1,482
	Tiangong International Co. Ltd.	4,480,000	1,474
	Sinopec Kantons Holdings Ltd.	3,809,962	1,467
	Yuexiu REIT	7,054,013	1,453
*,2	DingDong Cayman Ltd. ADR	478,893	1,394

		Shares	Market Value ($000)
	Lonking Holdings Ltd.	7,737,313	1,384
*,2	Vnet Group Inc. ADR	462,748	1,374
*	FIH Mobile Ltd.	12,665,000	1,370
*,1,2	Arrail Group Ltd.	1,218,500	1,359
*	Hainan Meilan International Airport Co. Ltd. Class H	892,000	1,353
[1]	AK Medical Holdings Ltd.	1,354,000	1,352
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,339
	China Foods Ltd.	3,538,000	1,337
*	SOHO China Ltd.	8,096,542	1,335
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,332
	Sichuan Expressway Co. Ltd. Class A	2,211,211	1,331
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,776,304	1,326
*	TCL Electronics Holdings Ltd.	2,579,122	1,317
*,2	Guangzhou R&F Properties Co. Ltd. Class H	6,191,200	1,295
*	LexinFintech Holdings Ltd. ADR	427,508	1,283
	Suzhou TFC Optical Communication Co. Ltd. Class A	101,480	1,269
	Shenzhen SED Industry Co. Ltd. Class A	298,600	1,255
*,1,2	Yidu Tech Inc.	1,669,000	1,221
*,2	CMGE Technology Group Ltd.	5,179,200	1,201
	Eoptolink Technology Inc. Ltd Class A	165,229	1,200
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,391,559	1,190
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	1,180
[2]	CGN New Energy Holdings Co. Ltd.	4,032,720	1,169
	Comba Telecom Systems Holdings Ltd.	6,883,959	1,164
*	HUYA Inc. ADR	335,869	1,152
	Risen Energy Co. Ltd. Class A	354,900	1,147
	Sunresin New Materials Co. Ltd. Class A	140,500	1,137
[2]	Kangji Medical Holdings Ltd.	1,008,500	1,125
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	1,204,300	1,103
*	Sohu.com Ltd. ADR	89,204	1,101
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,867,500	1,096
*,1,2	Maoyan Entertainment	927,000	1,090
*	Kingnet Network Co. Ltd. Class A	513,400	1,079
	China Shineway Pharmaceutical Group Ltd.	972,343	1,070
*,1	Venus MedTech Hangzhou Inc. Class H	1,132,000	1,060
*,2	China South City Holdings Ltd.	16,108,000	1,057
[2]	China Tobacco International HK Co. Ltd.	650,000	1,052
	Harbin Electric Co. Ltd. Class H	2,633,813	1,050
[1]	China New Higher Education Group Ltd.	3,025,000	1,042
	China Modern Dairy Holdings Ltd.	9,624,000	1,039
*,1	Ocumension Therapeutics	836,000	1,036
	Accelink Technologies Co. Ltd. Class A	242,500	1,032
	Giant Network Group Co. Ltd. Class A	517,300	1,029
	Biem.L.Fdlkk Garment Co. Ltd. Class A	207,080	1,015
[2]	Tian Lun Gas Holdings Ltd.	1,549,400	1,006
	Hangcha Group Co. Ltd. Class A	290,647	1,004
	Beijing GeoEnviron Engineering & Technology Inc. Class A	694,126	978
	AIMA Technology Group Co. Ltd. Class A	203,835	974
	Shanghai Haohai Biological Technology Co. Ltd. Class A	74,086	970
	Shenzhen Sunlord Electronics Co. Ltd. Class A	254,188	969
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	511,100	969
*,1,2	Hope Education Group Co. Ltd.	12,692,000	966
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	429,893	963
	Shanghai Moons' Electric Co. Ltd. Class A	113,000	959
*	Qingdao Sentury Tire Co. Ltd. Class A	193,100	938
	Grandblue Environment Co. Ltd. Class A	353,572	932
[3]	CIFI Ever Sunshine Services Group Ltd.	2,370,000	927
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	232,900	925

		Shares	Market Value ($000)
	China Automotive Engineering Research Institute Co. Ltd. Class A	279,000	917
	C&D Property Management Group Co. Ltd.	1,782,000	916
	Geovis Technology Co. Ltd. Class A	133,664	915
[1]	Midea Real Estate Holding Ltd.	857,200	896
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	882
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	340,056	880
	China Lilang Ltd.	1,658,000	879
*,3	China Dili Group	10,268,897	869
	Bank of Chongqing Co. Ltd. Class A	745,375	864
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	522,600	858
*,1,2,3	China Renaissance Holdings Ltd.	914,500	852
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	221,600	850
	Eastern Communications Co. Ltd. Class A	500,900	847
*,2	Kwg Group Holdings Ltd.	4,728,000	845
	SPIC Dongfang New Energy Corp. Class A	1,321,250	844
*	Heibei Sinopack Electronic Technology Co. Ltd. Class A	53,193	839
	Wuhan Jingce Electronic Group Co. Ltd. Class A	66,392	837
*,2	Zhuguang Holdings Group Co. Ltd.	9,430,000	836
	Ningbo Xusheng Group Co. Ltd. Class A	233,790	835
	JNBY Design Ltd.	707,500	832
	IKD Co. Ltd. Class A	255,200	829
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,530,300	827
*,1	Mobvista Inc.	1,649,000	823
	Qilu Bank Co. Ltd. Class A	1,421,300	822
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	815
*	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	815
	Shanghai Zhonggu Logistics Co. Ltd. Class A	511,192	811
*	Shandong Hi-Speed New Energy Group Ltd.	1,843,600	809
	Red Avenue New Materials Group Co. Ltd. Class A	191,900	807
*	Sinofert Holdings Ltd.	5,978,000	807
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	241,920	801
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	476,200	798
*	Huangshan Tourism Development Co. Ltd. Class B	1,007,215	791
*	Talkweb Information System Co. Ltd. Class A	313,800	776
	Gansu Energy Chemical Co. Ltd. Class A	1,631,200	776
*,1,2	Viva Biotech Holdings	3,499,000	774
	Hainan Drinda New Energy Technology Co. Ltd. Class A	50,890	774
*	DouYu International Holdings Ltd. ADR	642,865	771
	Xiamen Bank Co. Ltd. Class A	970,894	771
	Shenzhen Megmeet Electrical Co. Ltd. Class A	169,550	770
	Wasu Media Holding Co. Ltd. Class A	617,237	768
	INESA Intelligent Tech Inc. Class B	1,253,106	767
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	224,400	764
	China Kepei Education Group Ltd.	2,262,000	760
*	Niu Technologies ADR	170,895	750
	Health & Happiness H&H International Holdings Ltd.	568,000	749
*	China Railway Materials Co. Class A	1,837,363	749
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	65,300	740
	Hangjin Technology Co. Ltd. Class A	167,603	739
*	Chengtun Mining Group Co. Ltd. Class A	1,011,738	735
	Qianhe Condiment and Food Co. Ltd. Class A	269,342	733
	Venustech Group Inc. Class A	178,000	730
	Guangdong Hongda Blasting Co. Ltd. Class A	194,374	730
	State Grid Information & Communication Co. Ltd. Class A	303,100	727
	Infore Environment Technology Group Co. Ltd. Class A	997,565	721
	West China Cement Ltd.	6,997,200	719
*	Wuxi Taiji Industry Co. Ltd. Class A	707,468	714
*,2	Zhihu Inc. ADR	575,062	713

		Shares	Market Value ($000)
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	128,100	712
*	Chongqing Iron & Steel Co. Ltd. Class A	2,916,067	710
	Hubei Dinglong Co. Ltd. Class A	223,012	704
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	991,400	704
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	796,400	699
	Victory Giant Technology Huizhou Co. Ltd. Class A	221,057	699
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	150,570	696
	CETC Digital Technology Co. Ltd. Class A	224,850	695
*,2	Tongdao Liepin Group	571,600	693
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	245,700	684
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	32,780	682
	Sonoscape Medical Corp. Class A	106,400	680
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	678
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	282,816	678
	Dajin Heavy Industry Co. Ltd. Class A	159,700	678
	CNHTC Jinan Truck Co. Ltd. Class A	270,660	677
*	Beijing BDStar Navigation Co. Ltd. Class A	145,059	674
	Arcsoft Corp. Ltd. Class A	125,620	674
*,2	I-Mab ADR	232,827	671
*	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	666
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	664
*	Q Technology Group Co. Ltd.	1,508,000	663
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	712,328	658
	China National Gold Group Gold Jewellery Co. Ltd. Class A	386,200	656
	KBC Corp. Ltd. Class A	40,853	655
	GCL Energy Technology Co. Ltd. Class A	373,800	651
	Guangdong Tapai Group Co. Ltd. Class A	524,728	649
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,091,405	649
	Inner Mongolia Mining Co. Ltd. Class A	411,388	648
	Guangzhou Restaurant Group Co. Ltd. Class A	176,060	646
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	638
	Shenzhen Envicool Technology Co. Ltd. Class A	160,200	637
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	506,200	636
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	635
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	28,697	634
	Sinocare Inc. Class A	182,300	624
*	Youdao Inc. ADR	126,376	624
	Sinofibers Technology Co. Ltd. Class A	105,800	620
	Yankershop Food Co. Ltd. Class A	51,750	620
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	297,800	619
	Xinyu Iron & Steel Co. Ltd. Class A	996,463	617
	Western Region Gold Co. Ltd. Class A	302,567	616
	Hainan Haide Capital Management Co. Ltd. Class A	334,068	616
	CPMC Holdings Ltd.	1,094,000	615
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	614
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	612
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	609
	COFCO Capital Holdings Co. Ltd. Class A	497,300	609
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	608
	Nanjing Gaoke Co. Ltd. Class A	615,000	600
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	105,651	596
	YGSOFT Inc. Class A	625,642	595
	Digital China Group Co. Ltd. Class A	168,800	595
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	689,600	595
	Leader Harmonious Drive Systems Co. Ltd. Class A	34,153	594
	Gree Real Estate Co. Ltd. Class A	605,435	591
*	Antong Holdings Co. Ltd. Class A	1,399,248	588

		Shares	Market Value ($000)
	Nanjing Yunhai Special Metals Co. Ltd. Class A	189,500	584
	Kehua Data Co. Ltd. Class A	118,200	583
*	China Express Airlines Co. Ltd. Class A	464,100	583
*	Dazhong Transportation Group Co. Ltd. Class B	2,606,435	582
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	680,500	582
*	Sai Micro Electronics Inc. Class A	163,000	579
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	576
	Qingdao Gaoce Technology Co. Ltd. Class A	86,797	574
	Norinco International Cooperation Ltd. Class A	251,860	574
	COFCO Biotechnology Co. Ltd. Class A	536,900	573
	Foran Energy Group Co. Ltd. Class A	309,910	573
*,1,2	Archosaur Games Inc.	1,022,000	570
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	154,295	570
	Sichuan Development Lomon Co. Ltd. Class A	472,000	568
*,3	Fire Rock Holdings Ltd.	7,890,000	567
	Zhejiang Yasha Decoration Co. Ltd. Class A	789,700	566
	Sino-Platinum Metals Co. Ltd. Class A	261,859	566
	Jingjin Equipment Inc. Class A	129,689	566
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	564
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	28,225	563
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Claas A Class A	434,700	563
*	Zhejiang Narada Power Source Co. Ltd. Class A	227,100	559
	Tongyu Heavy Industry Co. Ltd. Class A	1,418,300	554
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	551
*	Sichuan Shuangma Cement Co. Ltd. Class A	208,000	550
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	123,715	550
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	73,600	550
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	21,700	548
	SGIS Songshan Co. Ltd. Class A	1,268,700	547
	China Kings Resources Group Co. Ltd. Class A	153,571	542
	Xiamen Kingdomway Group Co. Class A	202,433	541
[1,2]	Medlive Technology Co. Ltd.	636,000	540
*	Tibet Mineral Development Co. Class A	125,100	540
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	538
	Sanquan Food Co. Ltd. Class A	233,200	538
	Shanghai Huafon Aluminium Corp. Class A	251,500	538
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	537
	Shanghai Medicilon Inc. Class A	40,586	536
*	Jilin Electric Power Co. Ltd. Class A	711,864	535
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	40,038	535
	Xingda International Holdings Ltd.	2,833,645	528
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	90,357	528
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	527
	Wuhu Token Science Co. Ltd. Class A	609,410	526
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	403,700	526
	Fibocom Wireless Inc. Class A	176,295	518
*	Fangda Special Steel Technology Co. Ltd. Class A	731,788	518
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	233,900	517
	Konfoong Materials International Co. Ltd. Class A	57,300	516
	Henan Mingtai Al Industrial Co. Ltd. Class A	233,496	516
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	415,740	516
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	515
	Piesat Information Technology Co. Ltd. Class A	59,974	515
	Shanghai Pret Composites Co. Ltd. Class A	273,164	514
	Wuhan DR Laser Technology Corp. Ltd. Class A	61,824	510
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	470,300	508
	Shenzhen Yinghe Technology Co. Ltd. Class A	145,096	507

		Shares	Market Value ($000)
	Rianlon Corp. Class A	90,600	507
	GCI Science & Technology Co. Ltd. Class A	157,500	506
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	506
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	146,062	506
*,1,2,3	Redco Properties Group Ltd.	2,958,000	504
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	504
	Hexing Electrical Co. Ltd. Class A	141,962	504
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	503
	Shenzhen Topband Co. Ltd. Class A	312,800	503
	Shenzhen Leaguer Co. Ltd. Class A	394,400	502
*,1,2	Kintor Pharmaceutical Ltd.	977,000	502
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	498,700	501
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	500
	Wencan Group Co. Ltd. Class A	64,897	500
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	494
	Yunnan Energy Investment Co. Ltd. Class A	304,200	491
	Edifier Technology Co. Ltd. Class A	211,700	488
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	488
*,1,2	Ascletis Pharma Inc.	1,910,000	486
*	Roshow Technology Co. Ltd. Class A	462,100	482
*	Visionox Technology Inc. Class A	429,200	481
	Hainan Strait Shipping Co. Ltd. Class A	532,050	478
	First Tractor Co. Ltd. Class A	287,300	478
*,1,2	CStone Pharmaceuticals	1,459,000	476
	Guangdong Provincial Expressway Development Co. Ltd. Class A	443,959	476
	China Wafer Level Csp Co. Class A	150,720	475
	Quectel Wireless Solutions Co. Ltd. Class A	59,113	474
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	473
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	728,080	472
	China CAMC Engineering Co. Ltd. Class A	279,800	470
*	Bohai Leasing Co. Ltd. Class A	1,376,000	470
	Vats Liquor Chain Store Management JSC Ltd. Class A	128,600	470
*,2	KWG Living Group Holdings Ltd.	3,658,350	469
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	468
	Moon Environment Technology Co. Ltd. Class A	192,700	468
	Jiangxi Wannianqing Cement Co. Ltd. Class A	388,400	467
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	466
	Jiangxi Jovo Energy Co. Ltd. Class A	143,000	465
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	831,128	464
*,2	China SCE Group Holdings Ltd.	6,608,000	461
	Jiuzhitang Co. Ltd. Class A	267,600	460
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	459
	First Tractor Co. Ltd. Class H	912,954	456
	KPC Pharmaceuticals Inc. Class A	183,100	456
*	Kidswant Children Products Co. Ltd. Class A	282,900	456
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	199,100	455
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	205,043	455
	Xinxiang Richful Lube Addi Class A	64,600	455
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	452
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	129,815	452
*,2	Ausnutria Dairy Corp. Ltd.	972,000	451
	Kunshan Dongwei Technology Co. Ltd. Class A	52,072	451
	Guocheng Mining Co. Ltd. Class A	217,475	450
	ZWSOFT Co. Ltd. Guangzhou Class A	22,030	448
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	447
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	105,120	447
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	446
	Bafang Electric Suzhou Co. Ltd. Class A	52,220	446

		Shares	Market Value ($000)
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	57,320	445
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	333,710	445
	Grinm Advanced Materials Co. Ltd. Class A	237,500	444
*	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	441
	Chengdu RML Technology Co. Ltd. Class A	49,495	441
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	236,900	441
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	440
	Xinhuanet Co. Ltd. Class A	112,300	440
	Sino Biological Inc. Class A	34,993	439
*	China Reform Health Management and Services Group Co. Ltd. Class A	261,500	439
	Shanghai Belling Co. Ltd. Class A	176,800	438
*	China Tianying Inc. Class A	577,300	437
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	437
	Electric Connector Technology Co. Ltd. Class A	86,000	435
	Lushang Freda Pharmaceutical Co. Ltd. Class A	294,800	435
	China Tungsten And Hightech Materials Co. Ltd. Class A	302,120	435
	MLS Co. Ltd. Class A	333,000	434
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	1,202,200	433
	Yotrio Group Co. Ltd. Class A	750,400	432
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	428
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	424
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	423
	Sineng Electric Co. Ltd. Class A	84,761	421
	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	420
	Shanghai Haixin Group Co. Class B	1,321,500	418
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	418
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	416
	Nuode Investment Co. Ltd. Class A	420,892	416
	Zhejiang Meida Industrial Co. Ltd. Class A	264,400	414
	Wellhope Foods Co. Ltd. Class A	304,700	413
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	413
	Bmc Medical Co. Ltd. Class A	19,800	413
	Jiangsu Azure Corp. Class A	266,900	412
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	42,200	405
	Xianhe Co. Ltd. Class A	127,300	404
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	403
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	402
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	402
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	402
	Fujian Boss Software Development Co. Ltd. Class A	175,800	402
*	JS Corrugating Machinery Co. Ltd. Class A	155,700	400
	Beijing eGOVA Co. Ltd. Class A	148,680	399
	Fujian Star-net Communication Co. Ltd. Class A	134,100	397
	B-Soft Co. Ltd. Class A	388,230	397
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	398,100	395
*	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	394
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A (XSSC)	223,100	394
	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	394
	Cccg Real Estate Corp. Ltd. Class A	182,200	393
	Winall Hi-Tech Seed Co. Ltd. Class A	242,550	392
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	401,300	391
*	Wuxi Boton Technology Co. Ltd. Class A	133,700	390
	FAWER Automotive Parts Co. Ltd. Class A	500,400	390
	Hebei Chengde Lolo Co. Class A	301,760	389
	CTS International Logistics Corp. Ltd. Class A	291,080	387
	Beijing Strong Biotechnologies Inc. Class A	138,200	385

		Shares	Market Value ($000)
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	385
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	81,033	384
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	381
*	PCI Technology Group Co. Ltd. Class A	472,200	381
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	381
	Fulin Precision Co. Ltd. Class A	256,500	381
	Wuxi NCE Power Co. Ltd. Class A	64,288	380
	Advanced Technology & Materials Co. Ltd. Class A	293,200	379
	Shanghai Liangxin Electrical Co. Ltd. Class A	233,240	379
	PNC Process Systems Co. Ltd. Class A	86,040	375
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	374
	Jade Bird Fire Co. Ltd. Class A	145,600	374
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	130,600	373
	Xilinmen Furniture Co. Ltd. Class A	99,600	372
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	371
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	371
	Shandong Bohui Paper Industrial Co. Ltd. Class A	387,458	371
	Henan Yuguang Gold & Lead Co. Ltd. Class A	378,800	369
	Beibuwan Port Co. Ltd. Class A	320,019	368
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	367
	Three's Co. Media Group Co. Ltd. Class A	33,265	367
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	366
	Zhejiang Wanma Co. Ltd. Class A	235,900	365
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	365
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	365
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	365
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	365
	Chengdu ALD Aviation Manufacturing Corp. Class A	110,554	365
	Shanghai Runda Medical Technology Co. Ltd. Class A	193,100	364
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	364
*	Lancy Co. Ltd. Class A	104,400	362
	Wuxi Paike New Materials Technology Co. Ltd. Class A	26,200	360
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	359
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	358
[1]	China Everbright Greentech Ltd.	2,160,000	358
	Yusys Technologies Co. Ltd. Class A	151,780	357
	Ligao Foods Co. Ltd. Class A	34,900	357
	Shenzhen Desay Battery Technology Co. Class A	72,635	356
	Tangrenshen Group Co. Ltd. Class A	346,800	356
*	Beijing Compass Technology Development Co. Ltd. Class A	44,400	355
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	354
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	354
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	354
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	352
	Edan Instruments Inc. Class A	189,000	350
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	62,274	350
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	167,500	349
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	246,691	348
	Sino Wealth Electronic Ltd. Class A	85,129	344
	Lier Chemical Co. Ltd. Class A	168,680	343
	Zhejiang Windey Co. Ltd. Class A	182,832	342
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	113,940	342
*	Shenzhen Clou Electronics Co. Ltd. Class A	375,200	341
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	340
	Chengzhi Co. Ltd. Class A	293,300	339
	Guangdong Advertising Group Co. Ltd. Class A	383,500	339
*	Hybio Pharmaceutical Co. Ltd. Class A	236,600	339

		Shares	Market Value ($000)
	Marssenger Kitchenware Co. Ltd. Class A	93,000	338
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	421,800	337
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	335
*	Jinlei Technology Co. Ltd. Class A	67,800	333
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	332
*	Beijing SuperMap Software Co. Ltd. Class A	106,000	331
	CQ Pharmaceutical Holding Co. Ltd. Class A	380,600	331
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	331
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	329
	Riyue Heavy Industry Co. Ltd. Class A	129,000	328
	Sumavision Technologies Co. Ltd. Class A	393,700	327
	Foryou Corp.	67,400	327
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	241,400	327
	Shunfa Hengye Corp. Class A	725,100	327
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	326
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	326
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	325
	Shanghai AtHub Co. Ltd. Class A	102,760	323
	Renhe Pharmacy Co. Ltd. Class A	346,200	322
	Suplet Power Co. Ltd. Class A	124,488	322
*	Jiangxi Ganneng Co. Ltd. Class A	260,624	322
	Qingdao East Steel Tower Stock Co. Ltd. Class A	293,600	321
	Guizhou Chanhen Chemical Corp. Class A	106,600	321
*	Focused Photonics Hangzhou Inc. Class A	116,800	319
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	319
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	318
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	318
	Chengdu Wintrue Holding Co. Ltd. Class A	234,900	318
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	316
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	315
	Tibet Urban Development and Investment Co. Ltd. Class A	159,700	314
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	313
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	322,304	311
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	311
	Hainan Poly Pharm Co. Ltd. Class A	108,902	309
	Hand Enterprise Solutions Co. Ltd. Class A	206,900	308
*	Genimous Technology Co. Ltd. Class A	339,100	308
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	308
*	Road King Infrastructure Ltd.	813,346	307
	Henan Liliang Diamond Co. Ltd. Class A	54,900	307
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	304
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	304
*	Dongjiang Environmental Co. Ltd. Class A	346,499	303
	Top Resource Conservation & Environment Corp. Class A	192,500	302
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	181,800	300
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	60,200	300
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	299
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	298
	Innuovo Technology Co. Ltd. Class A	308,700	294
	Truking Technology Ltd. Class A	148,900	294
	Jiangsu Boqian New Materia Class A	60,400	294
*	Shengda Resources Co. Ltd. Class A	162,000	293
	Beijing Tongtech Co. Ltd. Class A	107,460	292
	Yonggao Co. Ltd. Class A	348,100	292
*	Yuzhou Group Holdings Co. Ltd.	8,700,391	291
*	Shenzhen World Union Group Inc. Class A	679,900	291

		Shares	Market Value ($000)
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	289
	Jinhui Liquor Co. Ltd. Class A	77,400	289
*	Jiangsu Lopal Tech Co. Ltd. Class A	128,792	289
*,3	China Aoyuan Group Ltd.	5,071,786	288
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	286
	Shantui Construction Machinery Co. Ltd. Class A	382,600	286
	Jiangsu Shagang Co. Ltd. Class A	480,000	285
*	Great Chinasoft Technology Co. Ltd. Class A	173,800	285
*	Tech-Bank Food Co. Ltd. Class A	401,497	283
	Hunan Aihua Group Co. Ltd. Class A	86,843	283
	Luyang Energy-Saving Materials Co. Ltd.	109,666	283
	Jinneng Science&Technology Co. Ltd. Class A	234,000	282
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	248,700	282
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	282
*	Hongda Xingye Co. Ltd. Class A	807,800	282
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	280
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	279
	Bear Electric Appliance Co. Ltd. Class A	28,800	279
*	HC SemiTek Corp. Class A	282,100	279
	Zhejiang Tiantie Industry Co. Ltd. Class A	263,094	279
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	277
	Amoy Diagnostics Co. Ltd. Class A	81,720	276
*	Beijing North Star Co. Ltd. Class H	2,368,000	274
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	274
	Xiamen Xiangyu Co. Ltd. Class A	234,533	273
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	272
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	272
*	Ningxia Zhongyin Cashmere Class A	1,104,900	272
*	YaGuang Technology Group Co. Ltd. Class A	274,900	271
*	Nations Technologies Inc. Class A	142,300	271
	Xinjiang Joinworld Co. Ltd. Class A	232,600	271
	Wuhan Department Store Group Co. Ltd. Class A	188,173	270
*	Archermind Technology Nanjing Co. Ltd. Class A	38,100	268
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	14,799	268
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	267
*	Orient Group Inc. Class A	774,900	267
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	265
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	158,700	265
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	265
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	128,100	265
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	264
	Beyondsoft Corp. Class A	140,900	263
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	36,734	263
*,2	Times China Holdings Ltd.	2,835,693	261
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	261
	PhiChem Corp. Class A	105,500	261
	Guangdong Aofei Data Technology Co. Ltd. Class A	196,631	261
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	260
	Luoniushan Co. Ltd. Class A	268,600	259
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	259
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	258
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	255
	City Development Environment Co. Ltd. Class A	139,720	255
	Shandong Xiantan Co. Ltd. Class A	208,300	251
	Qinghai Huzhu Tianyoude Class A	120,900	250
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	249
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	248
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	248

		Shares	Market Value ($000)
	Monalisa Group Co. Ltd. Class A	87,171	248
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	247
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	246
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	244
*	HyUnion Holding Co. Ltd. Class A	247,800	243
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	241
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	57,300	240
*	Beijing VRV Software Corp. Ltd. Class A	348,300	239
*	Beijing Water Business Doctor Co. Ltd. Class A	221,500	239
*	Luoyang Glass Co. Ltd. Class A	102,500	239
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	239
	DBG Technology Co. Ltd. Class A	160,060	238
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	27,680	228
	Goldenmax International Technology Ltd. Class A	166,100	227
	Client Service International Inc. Class A	117,300	227
*	Guangdong Guanghua Sci Tech Class A	100,900	227
*	Anhui Genuine New Materials Co. Ltd. Class A	155,717	225
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	225
	Unilumin Group Co. Ltd. Class A	201,400	223
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	223
	Sino GeoPhysical Co. Ltd. Class A	83,000	222
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	222
	Rongsheng Petrochemical Co. Ltd. Class A	234,055	221
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	219
	Black Peony Group Co. Ltd. Class A	228,740	218
	Shandong Head Co. Ltd. Class A	80,800	217
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	141,893	217
	Chengdu Kanghua Biological Products Co. Ltd. Class A	26,100	216
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	215
*	INKON Life Technology Co. Ltd. Class A	141,100	214
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	214
	China Harzone Industry Corp. Ltd. Class A	174,200	213
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	213
	Hangzhou Onechance Tech Corp. Class A	54,300	213
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	212
*	Delixi New Energy Technology Co. Ltd. Class A	51,100	212
*	Blivex Technology Co. Ltd. Class A	807,979	212
	Guangdong Hybribio Biotech Co. Ltd. Class A	145,287	211
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	209
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	207
	Ningbo Yunsheng Co. Ltd. Class A	183,000	206
	Changying Xinzhi Technology Co. Ltd. Class A	103,400	205
	Jiangsu Amer New Material Co. Ltd. Class A	143,900	204
*	Yijiahe Technology Co. Ltd. Class A	39,200	203
	Hangzhou Boiler Group Co. Ltd. Class A	97,700	203
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	202
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	202
	Ningbo Zhenyu Technology Co. Ltd. Class A	19,994	202
	QuakeSafe Technologies Co. Ltd. Class A	57,117	201
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	568,600	197
*	Zhejiang Jingu Co. Ltd. Class A	185,200	196
*	Konka Group Co. Ltd. Class A	295,400	196
	Jenkem Technology Co. Ltd. Class A	12,615	195
*	Zhongtong Bus Co. Ltd. A Class A	113,400	195
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	142,060	193
*	5I5J Holding Group Co. Ltd. Class A	434,300	192
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	192

		Shares	Market Value ($000)
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	190
*	Beijing Sinohytec Co. Ltd. Class A	21,085	189
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	188
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	187
	Xinxiang Tuoxin Pharmaceutical Co. Ltd. Class A	21,400	187
	JSTI Group Class A	201,500	186
	Shenzhen Click Technology Co Ltd Class A	97,400	186
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	185
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	102,100	180
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	175
	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	172
*	Fujian Snowman Co. Ltd. Class A	149,300	171
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	168
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	190,060	168
*	Realcan Pharmaceutical Group Co. Ltd. Class A	333,900	167
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	313,743	167
*	Jin Tong Ling Technology Class A	383,000	164
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	161
*	Huafu Fashion Co. Ltd. Class A	316,500	145
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	20,499	138
	Rainbow Digital Commercial Co. Ltd. Class A	141,500	133
	Shanxi Coking Co. Ltd. Class A	165,100	121
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	117
	Sichuan Expressway Co. Ltd. Class H	362,000	107
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	101
*,3	Boshiwa International Ltd.	469,000	101
*	Shenzhen Click Technology Co. Ltd. Class A	75,271	101
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	100
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	21,600	100
*	Guangdong Highsun Group Co. Ltd. Class A	291,300	98
*,2	Differ Group Holding Co. Ltd.	8,802,000	94
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	91
	Beken Corp. Class A	22,300	89
	China Dongxiang Group Co. Ltd.	1,791,579	75
	Shenzhen Tellus Holding Co. Ltd. Class A	27,600	67
*	Zhenro Properties Group Ltd.	4,111,145	64
*,2,3	China Fishery Group Ltd.	1,088,512	62
*	Beijing North Star Co. Ltd. Class A	101,400	36
	Central China Management Co. Ltd.	652,298	32
	Eastern Communications Co. Ltd. Class B	57,250	25
	Beken Corp. Class A	5,400	22
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	58,908	21
*	Greenland Hong Kong Holdings Ltd.	300,477	18
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	9
	China Fangda Group Co. Ltd. Class B	25,458	7
*,2,3	Midas Holdings Ltd.	2,619,447	—
*,3	Fantasia Holdings Group Co. Ltd.	1,143,000	—
*,3	Real Gold Mining Ltd.	239,476	—
*,3	China Animal Healthcare Ltd.	1,003,918	—
*,3	China Zhongwang Holdings Ltd.	4,366,000	—
			519,002
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	363,039	1,838
Denmark (1.7%)
	SimCorp A/S	151,632	16,259

		Shares	Market Value ($000)
	Ringkjoebing Landbobank A/S	105,990	15,084
*	GN Store Nord A/S	562,605	15,002
*	Jyske Bank A/S (Registered)	179,351	13,567
	ISS A/S	592,226	11,967
*	NKT A/S	207,694	11,867
*	Ambu A/S Class B	714,325	10,539
	Sydbank A/S	218,766	10,492
	FLSmidth & Co. A/S	219,457	10,383
*	Zealand Pharma A/S	226,089	7,846
	Topdanmark A/S	167,014	7,571
*	Bavarian Nordic A/S	301,918	6,478
*,1	Netcompany Group A/S	126,224	5,859
*	ALK-Abello A/S	505,889	5,508
	Alm Brand A/S	3,376,962	5,382
	Spar Nord Bank AS Class B	312,723	4,972
	D/S Norden A/S	86,087	4,312
	Dfds A/S	117,711	4,220
*	Chemometec A/S	61,933	4,156
[1]	Scandinavian Tobacco Group A/S	215,985	3,757
	Schouw & Co. A/S	46,929	3,724
*	NTG Nordic Transport Group A/S	56,234	3,509
	Torm plc Class A	111,793	2,752
			185,206
Egypt (0.1%)
*	EFG Holding S.A.E.	5,164,426	2,753
	Eastern Co. SAE	3,681,170	2,226
*	Fawry for Banking & Payment Technology Services SAE	9,945,323	1,811
	ElSewedy Electric Co.	2,610,811	1,592
	Talaat Moustafa Group	3,748,596	1,138
	Medinet Nasr Housing	3,358,805	372
			9,892
Finland (0.8%)
	Konecranes OYJ	279,485	10,158
	Cargotec OYJ Class B	189,025	9,028
	TietoEVRY OYJ (XHEL)	333,413	8,506
	Outokumpu OYJ	1,409,650	7,293
	Kemira OYJ	441,828	6,930
	Uponor OYJ	211,010	6,677
*,2	QT Group OYJ	74,942	6,216
[2]	Metsa Board OYJ Class B	659,397	5,320
	Nokian Renkaat OYJ	477,538	4,442
	Revenio Group OYJ	87,373	3,091
	Tokmanni Group Corp.	186,779	2,885
	Sanoma OYJ	291,854	2,309
[1]	Terveystalo OYJ	278,765	2,263
*	Citycon OYJ	284,739	1,768
	YIT OYJ	622,106	1,501
	TietoEVRY OYJ	56,975	1,455
*,2	Finnair OYJ	2,254,677	1,396
	F-Secure OYJ	376,421	927
	Raisio OYJ Class V	395,070	835
*,3	Ahlstrom-Munksjo OYJ Rights	29,401	577
	Oriola OYJ Class B	453,045	552
			84,129
France (2.7%)
	Alten SA	111,793	16,102
	Gaztransport Et Technigaz SA Class B	128,464	15,668

		Shares	Market Value ($000)
*	Forvia	610,460	15,340
	Elis SA	722,167	14,920
	SPIE SA	495,146	14,863
	Sopra Steria Group SACA	55,682	12,107
	Technip Energies NV	522,878	11,917
[1]	Verallia SA	268,617	11,907
	Nexans SA	130,153	11,555
	SES SA Class A	1,435,678	9,301
	Rubis SCA	363,713	8,969
*	Vallourec SA	630,383	8,224
*	Air France-KLM	4,418,521	7,630
	IPSOS	151,807	7,589
	Coface SA	415,287	6,084
	Societe BIC SA	94,720	5,791
	Interparfums SA	74,240	5,359
	Imerys SA	149,352	5,186
	Virbac SA	16,723	5,151
	Trigano SA	32,220	4,718
	Rothschild & Co.	108,791	4,622
	Cie Plastic Omnium SA	208,797	4,066
*,2	SES-imagotag SA	30,458	3,939
*	Atos SE	373,840	3,883
[2]	Eutelsat Communications SA	545,297	3,673
	Metropole Television SA	249,187	3,520
*	Carmila SA	211,427	3,426
	Television Francaise 1	401,736	3,285
	Eramet SA	37,542	3,161
	Mercialys SA	355,840	3,080
	Quadient SA	137,526	3,066
	Mersen SA	64,584	3,040
*	Valneva SE	390,943	2,936
	Nexity SA	166,009	2,811
	ARGAN SA	36,153	2,730
*	ID Logistics Group	9,171	2,630
*	Voltalia SA (Registered)	138,319	2,403
	Derichebourg SA	385,501	2,377
*,1	X-Fab Silicon Foundries SE	190,481	2,309
	PEUGEOT Investment	19,037	2,244
	Beneteau SA	134,621	2,198
*	Euroapi SA	180,422	2,105
	Vicat SA	59,142	2,010
[2]	Clariane SE	256,208	1,995
*	CGG SA	2,723,398	1,916
	Antin Infrastructure Partners SA	102,691	1,844
[1]	Maisons du Monde SA	171,832	1,804
	Fnac Darty SA	42,727	1,490
	Vetoquinol SA	14,508	1,472
	Lagardere SA	60,279	1,383
	Altarea SCA	14,500	1,355
	Equasens	13,692	1,260
	Manitou BF SA	41,765	1,206
*,1	SMCP SA	153,836	1,154
*,1	Elior Group SA	451,127	1,150
	Etablissements Maurel et Prom SA	198,509	936
*,2	OVH Groupe SAS	78,061	881
	GL Events	41,305	836
*	Lisi SA	31,889	834
	Jacquet Metals SACA	40,192	802

		Shares	Market Value ($000)
*	Believe SA Class B	50,767	617
	Boiron SA	9,661	535
	Bonduelle SCA	43,099	513
	LISI	17,813	466
*,2	Casino Guichard Perrachon SA	144,581	377
*,1	Aramis Group SAS	60,452	318
*,2	Orpea SA	125,083	242
[3]	Vilmorin & Cie SA	3,336	234
*	Lissi	5,945	155
*	Lisi SA Prime De Fidelite	3,729	97
			293,767
Germany (3.1%)
	HUGO BOSS AG	220,099	17,773
	AIXTRON SE	411,689	16,333
*	Evotec SE	607,511	16,003
	Gerresheimer AG	133,847	15,853
	K&S AG (Registered)	740,477	14,138
	Freenet AG	463,866	11,482
	Aurubis AG	117,209	11,033
*,1	TeamViewer SE	540,896	9,195
*	Encavis AG	426,908	7,158
	Siltronic AG	79,318	6,983
	Hensoldt AG	204,691	6,960
*,2	Nordex SE Class B	486,526	6,875
	Krones AG	56,084	6,758
[2]	ProSiebenSat.1 Media SE	663,107	6,592
*	TAG Immobilien AG	582,813	6,551
	Jenoptik AG	198,411	6,418
*	Vitesco Technologies Group AG Class A	71,664	6,129
[1]	Befesa SA	155,366	5,954
	Duerr AG	189,762	5,921
*	Software AG (XETR)	164,662	5,757
	Stabilus SE	94,231	5,372
	Suedzucker AG	303,851	5,260
	Salzgitter AG	149,581	5,184
	CompuGroup Medical SE & Co. KGaA	95,600	4,855
	Stroeer SE & Co. KGaA	98,165	4,747
*	Aroundtown SA	2,648,033	4,114
*	MorphoSys AG	135,847	3,977
[1,2]	Deutsche Pfandbriefbank AG	476,309	3,964
*,1,2	Auto1 Group SE	367,794	3,963
	Kontron AG	180,422	3,924
	Bilfinger SE	107,221	3,882
[2]	VERBIO Vereinigte BioEnergie AG	77,666	3,786
	CANCOM SE	128,011	3,686
	Atoss Software AG	14,838	3,603
*	Hypoport SE	16,152	3,370
*,2	SMA Solar Technology AG	34,569	3,296
*	Grand City Properties SA	393,168	3,242
*	flatexDEGIRO AG	327,304	3,227
	Dermapharm Holding SE	66,018	3,225
*,1	Redcare Pharmacy NV	27,709	3,213
[2]	Synlab AG	296,934	2,941
*,2	Nagarro SE	30,998	2,937
	Kloeckner & Co. SE	297,025	2,777
	Deutz AG	491,620	2,705
	GRENKE AG	97,730	2,695
	Hornbach Holding AG & Co. KGaA	31,862	2,577

		Shares	Market Value ($000)
	PNE AG	168,791	2,472
	KWS Saat SE & Co. KGaA	38,915	2,450
	Wacker Neuson SE	91,398	2,371
	Indus Holding AG	84,392	2,259
	BayWa AG	53,126	2,226
	Eckert & Ziegler Strahlen- und Medizintechnik AG Class B	55,764	2,207
*	CECONOMY AG	720,958	2,160
	Norma Group SE	120,492	2,126
	1&1 AG	173,884	1,982
	Draegerwerk AG & Co. KGaA Preference Shares	39,000	1,959
	Energiekontor AG	21,588	1,875
	GFT Technologies SE	63,625	1,846
	Takkt AG	121,941	1,752
	Deutsche Beteiligungs AG	52,228	1,740
	PATRIZIA SE	167,503	1,714
	STRATEC SE	30,139	1,692
[2]	Adesso SE	13,198	1,541
*,2	SGL Carbon SE	180,670	1,512
	Vossloh AG	32,460	1,456
*	Adtran Networks SE	64,228	1,412
*,2	Varta AG	56,374	1,279
	New Work SE	10,584	1,246
	Hamburger Hafen und Logistik AG	84,704	1,113
	Bertrandt AG	20,775	1,091
[2]	Secunet Security Networks AG	4,696	1,077
	Software AG	29,057	998
*,2	About You Holding SE	140,239	998
[2]	DIC Asset AG	200,252	986
	Wuestenrot & Wuerttembergische AG	56,540	979
	Deutsche EuroShop AG	40,087	977
	ElringKlinger AG	94,858	813
	CropEnergies AG	72,521	730
	Basler AG	41,651	683
[1]	Instone Real Estate Group SE	68,370	475
	Elmos Semiconductor SE	3,471	309
	Draegerwerk AG & Co. KGaA (XETR)	3,536	157
*	Ionos SE	6,747	105
			339,156
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	209,839	1,335
	Fourlis Holdings SA	140,956	759
			2,094
Hong Kong (0.6%)
	Pacific Basin Shipping Ltd.	18,199,532	5,925
	Fortune REIT	5,288,589	3,824
	Luk Fook Holdings International Ltd.	1,369,399	3,616
	CITIC Telecom International Holdings Ltd.	5,576,004	2,240
*	Theme International Holdings Ltd.	19,968,347	2,233
*	Cowell e Holdings Inc.	1,139,000	2,136
*,2	Vobile Group Ltd.	5,831,000	2,039
*,1,2	Sirnaomics Ltd.	270,078	1,940
	Sunlight REIT	4,760,072	1,773
	HKBN Ltd.	3,196,629	1,746
*	IGG Inc.	3,398,000	1,732
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	938,000	1,673
	K Wah International Holdings Ltd.	5,055,398	1,656
	United Laboratories International Holdings Ltd.	1,916,500	1,537

		Shares	Market Value ($000)
[2]	LK Technology Holdings Ltd.	1,404,475	1,519
[2]	Value Partners Group Ltd.	3,926,434	1,487
	Stella International Holdings Ltd.	1,511,500	1,485
	Giordano International Ltd.	4,111,735	1,463
	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,327
[2]	Hong Kong Technology Venture Co. Ltd.	2,145,000	1,275
	SUNeVision Holdings Ltd.	2,331,000	1,211
	Chow Sang Sang Holdings International Ltd.	975,565	1,138
	VSTECS Holdings Ltd.	2,230,000	1,132
*,1,2	Everest Medicines Ltd.	384,500	1,079
*,2	Realord Group Holdings Ltd.	1,332,000	1,003
	Far East Consortium International Ltd.	4,226,043	999
	Jinchuan Group International Resources Co. Ltd.	17,600,000	996
	SmarTone Telecommunications Holdings Ltd.	1,623,230	982
*,2	Cosmopolitan International Holdings Ltd.	6,528,000	954
*,1	Hua Medicine	3,280,000	952
	EC Healthcare	1,569,000	941
	Prosperity REIT	4,094,000	889
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,458,600	865
*,1,2	Fosun Tourism Group	791,200	855
*,2	Powerlong Real Estate Holdings Ltd.	5,907,000	840
*	Sa Sa International Holdings Ltd.	4,586,000	839
*	Shun Tak Holdings Ltd.	4,912,000	823
	Texhong International Group Ltd.	1,099,500	811
	Truly International Holdings Ltd.	6,273,000	784
*,2	C-Mer Eye Care Holdings Ltd.	1,474,000	768
	Sun Hung Kai & Co. Ltd.	2,025,000	754
*	Esprit Holdings Ltd.	9,966,350	731
*,1	Frontage Holdings Corp.	2,406,000	716
*,2	Television Broadcasts Ltd.	1,099,600	693
	Asia Cement China Holdings Corp.	1,403,500	680
[1]	IMAX China Holding Inc.	530,300	651
*	Vesync Co. Ltd.	1,410,000	597
	Pacific Textiles Holdings Ltd.	2,198,000	548
	CITIC Resources Holdings Ltd.	9,572,000	492
	Singamas Container Holdings Ltd.	5,413,960	466
[2]	Powerlong Commercial Management Holdings Ltd.	795,500	447
	Texwinca Holdings Ltd.	2,408,000	384
*	Apollo Future Mobility Group Ltd.	16,928,000	284
*	Chinese Estates Holdings Ltd.	968,655	275
*	OCI International Holdings Ltd.	3,320,000	230
*,1	Antengene Corp. Ltd.	1,088,500	216
*	Glory Sun Financial Group Ltd.	5,485,000	197
*,1	JW Cayman Therapeutics Co. Ltd.	531,500	193
	Dynam Japan Holdings Co. Ltd.	275,921	168
*	CMBC Capital Holdings Ltd.	1,228,021	165
*	Digital Domain Holdings Ltd.	4,053,379	121
*,1	VPower Group International Holdings Ltd.	78,000	3
*,3	Anxin China Holdings Ltd.	2,621,200	—
*,3	C Fiber Optic	2,215,200	—
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	—
*,3	SMI Holdings Group Ltd.	2,800,800	—
*,2,3	National Agricultural Holdings	1,560,000	—
*,3	Tech Pro Tech Dev	10,406,800	—
*,2,3	Superb Summit International	3,957,346	—
*,3	Huiyuan Juice	1,333,000	—
*,3	Convoy Inc.	26,130,000	—
*,3	MH Development NPV	1,068,000	—

		Shares	Market Value ($000)
*,3	CTEG	6,439,760	—
*,3	Agritrade Resources Ltd.	6,905,000	—
*,3	China Lumena New Materials Corp.	98,750	—
			70,498
Iceland (0.0%)
	Vatryggingafelag Islands HF	5,982,665	868
	Siminn HF	10,585,801	815
	Sjova-Almennar Tryggingar HF	2,906,809	780
*	Olgerdin Egill Skallagrims HF	4,106,813	407
			2,870
India (5.7%)
*	Delhivery Ltd.	2,197,594	10,683
	Crompton Greaves Consumer Electricals Ltd.	2,397,932	8,577
	KPIT Technologies Ltd.	624,659	8,238
	Fortis Healthcare Ltd.	1,926,261	8,112
	Tata Chemicals Ltd.	627,576	8,095
	IIFL Finance Ltd.	1,106,203	7,954
	Apollo Tyres Ltd.	1,450,835	7,643
	IDFC Ltd.	5,055,101	7,305
*	Suzlon Energy Ltd.	31,549,919	7,280
	Navin Fluorine International Ltd.	133,949	6,950
	AIA Engineering Ltd.	151,761	6,388
	Sundram Fasteners Ltd.	410,325	6,324
	Jindal Stainless Ltd. (XNSE)	1,295,002	6,323
	Carborundum Universal Ltd.	426,019	6,279
	KEI Industries Ltd.	202,628	5,994
	Phoenix Mills Ltd.	284,431	5,988
	Cyient Ltd.	327,303	5,844
	SKF India Ltd.	89,180	5,821
	Kajaria Ceramics Ltd.	325,657	5,695
	Elgi Equipments Ltd.	848,856	5,534
	Radico Khaitan Ltd.	309,647	5,461
*	PVR Inox Ltd.	285,914	5,417
	Ramco Cements Ltd.	494,252	5,332
	Timken India Ltd.	121,876	5,215
	Atul Ltd.	62,752	5,190
	JK Cement Ltd.	129,956	5,176
[1]	Syngene International Ltd.	516,335	5,003
*	Grindwell Norton Ltd.	176,209	4,970
	Sonata Software Ltd.	383,113	4,928
	Motherson Sumi Wiring India Ltd.	6,645,280	4,738
	Thermax Ltd.	146,404	4,630
	Blue Star Ltd.	478,026	4,560
	Redington India Ltd.	2,025,625	4,449
	Cholamandalam Financial Holdings Ltd.	373,824	4,432
*	Aditya Birla Fashion and Retail Ltd.	1,524,203	4,139
	Computer Age Management Services Ltd.	143,429	4,115
*	Devyani International Ltd.	1,743,348	4,098
	JB Chemicals & Pharmaceuticals Ltd.	131,033	3,987
	NCC Ltd.	2,025,365	3,913
	National Aluminium Co. Ltd.	3,368,340	3,911
	Gujarat State Petronet Ltd.	1,092,152	3,833
	Great Eastern Shipping Co. Ltd.	398,467	3,829
	Escorts Ltd.	123,268	3,810
	Magma Fincorp Ltd.	787,922	3,761
	Lakshmi Machine Works Ltd.	21,739	3,732
*,1	Aster DM Healthcare Ltd.	972,940	3,697

		Shares	Market Value ($000)
	360 One Wam Ltd.	578,368	3,671
	Finolex Cables Ltd.	284,559	3,665
	Natco Pharma Ltd.	357,442	3,623
	Manappuram Finance Ltd.	2,134,700	3,614
	Amara Raja Batteries Ltd.	459,982	3,552
	Narayana Hrudayalaya Ltd.	287,951	3,539
	KEC International Ltd.	453,608	3,498
	Ratnamani Metals & Tubes Ltd.	104,319	3,395
	Angel One Ltd.	180,847	3,393
	Birlasoft Ltd.	650,147	3,384
	Brigade Enterprises Ltd.	465,844	3,354
*	Kalyan Jewellers India Ltd.	1,547,135	3,288
	Pfizer Ltd.	66,435	3,226
	Central Depository Services India Ltd.	212,918	3,191
	Tanla Platforms Ltd.	218,708	3,189
	Mahanagar Gas Ltd.	231,312	3,147
	Raymond Ltd.	136,388	3,146
*	Medplus Health Services Ltd.	268,427	3,133
	Can Fin Homes Ltd.	341,907	3,125
	Prestige Estates Projects Ltd.	427,227	3,061
*	EIH Ltd.	1,176,048	3,036
	Sanofi India Ltd.	35,491	3,028
	UTI Asset Management Co. Ltd.	309,023	3,017
*	Aavas Financiers Ltd.	157,085	2,959
	Intellect Design Arena Ltd.	357,727	2,939
	Finolex Industries Ltd.	1,206,592	2,932
	Ajanta Pharma Ltd.	141,483	2,922
	Asahi India Glass Ltd.	418,147	2,919
	IRB Infrastructure Developers Ltd.	8,988,893	2,896
*,1	PNB Housing Finance Ltd. (XNSE)	370,604	2,863
	CRISIL Ltd.	59,666	2,843
*	Reliance Infrastructure Ltd.	1,234,992	2,840
*	Westlife Foodworld Ltd.	244,842	2,789
*	CreditAccess Grameen Ltd.	156,733	2,777
*,1	Lemon Tree Hotels Ltd.	2,449,301	2,758
	Century Textiles & Industries Ltd.	208,414	2,732
	Kalpataru Projects International Ltd.	352,807	2,725
	CIE Automotive India Ltd.	436,232	2,707
[1]	Endurance Technologies Ltd.	130,007	2,676
*	Global Health Ltd.	300,045	2,582
*	Piramal Pharma Ltd.	2,029,504	2,574
[1]	Indian Energy Exchange Ltd.	1,717,724	2,564
	Zensar Technologies Ltd.	420,605	2,547
	Hatsun Agro Product Ltd.	202,160	2,544
	Triveni Turbine Ltd.	519,365	2,529
[1,2]	Equitas Small Finance Bank Ltd.	2,188,199	2,525
	Bajaj Electricals Ltd.	164,000	2,518
[1]	IndiaMart InterMesh Ltd.	66,400	2,515
	Balrampur Chini Mills Ltd.	509,051	2,498
	Aptus Value Housing Finance India Ltd.	720,688	2,483
	Suven Pharmaceuticals Ltd.	412,155	2,482
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	342,990	2,476
	Sumitomo Chemical India Ltd.	490,533	2,464
*,1	Tejas Networks Ltd.	244,996	2,444
	CESC Ltd.	2,558,443	2,438
*	BSE Ltd.	245,508	2,419
	Happiest Minds Technologies Ltd.	214,173	2,412
*	Indiabulls Housing Finance Ltd.	1,375,999	2,408

		Shares	Market Value ($000)
	Ceat Ltd.	79,743	2,398
	KPR Mill Ltd.	305,473	2,379
	Aegis Logistics Ltd.	508,710	2,365
	Praj Industries Ltd.	454,030	2,364
*	Karur Vysya Bank Ltd.	1,559,054	2,353
	EID Parry India Ltd.	384,958	2,324
	Chambal Fertilizers and Chemicals Ltd.	688,741	2,323
	Poly Medicure Ltd.	154,051	2,317
	City Union Bank Ltd.	1,427,664	2,315
*,1	Krishna Institute of Medical Sciences Ltd.	98,814	2,299
	HFCL Ltd.	2,927,052	2,274
	India Cements Ltd.	842,159	2,250
	Multi Commodity Exchange of India Ltd.	109,706	2,219
[1]	Brookfield India Real Estate Trust	689,484	2,216
	Vinati Organics Ltd.	99,330	2,212
*	Reliance Power Ltd.	11,009,867	2,206
	Firstsource Solutions Ltd.	1,252,051	2,203
*	Amber Enterprises India Ltd.	72,053	2,134
	CCL Products India Ltd.	283,242	2,118
[1]	Mindspace Business Parks REIT	556,381	2,094
*	Granules India Ltd.	530,055	2,085
	Bharat Dynamics Ltd.	138,851	2,075
	Rhi Magnesita India Ltd.	260,840	2,045
*	V-Guard Industries Ltd.	592,359	2,043
	Craftsman Automation Ltd.	35,429	2,007
*	Affle India Ltd.	153,237	2,004
	Welspun Corp. Ltd.	507,667	1,991
*	Hitachi Energy India Ltd.	40,949	1,964
[1]	ICICI Securities Ltd.	251,481	1,944
	Engineers India Ltd.	1,005,533	1,941
	Cera Sanitaryware Ltd.	20,787	1,915
*	Shree Renuka Sugars Ltd.	3,412,433	1,907
	DCM Shriram Ltd.	186,037	1,896
	GHCL Ltd.	293,183	1,895
	VIP Industries Ltd.	259,250	1,893
	Mastek Ltd.	75,418	1,860
	PNC Infratech Ltd.	440,369	1,854
	Blue Dart Express Ltd.	22,627	1,852
	JK Lakshmi Cement Ltd.	248,870	1,845
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	275,480	1,825
*	Vardhman Textiles Ltd.	403,335	1,818
	Jindal Saw Ltd.	456,555	1,803
	Century Plyboards India Ltd.	224,648	1,801
	KRBL Ltd.	371,837	1,762
[1]	IRB InvIT Fund	2,021,586	1,759
	Trident Ltd.	4,453,019	1,746
	Alembic Pharmaceuticals Ltd.	185,055	1,743
	Rain Industries Ltd.	839,458	1,742
*	Nuvoco Vistas Corp. Ltd.	382,971	1,735
	Mahindra Lifespace Developers Ltd.	274,608	1,729
	Gujarat State Fertilizers & Chemicals Ltd.	856,197	1,715
	Welspun India Ltd.	1,279,301	1,707
	eClerx Services Ltd.	80,755	1,690
	Route Mobile Ltd.	92,156	1,683
	Gujarat Pipavav Port Ltd.	1,099,323	1,671
[1]	Metropolis Healthcare Ltd.	99,520	1,660
	EPL Ltd.	588,665	1,630
	Motilal Oswal Financial Services Ltd.	157,928	1,613

		Shares	Market Value ($000)
*	Indiabulls Real Estate Ltd.	1,903,794	1,605
	Fine Organic Industries Ltd.	28,748	1,578
*	Restaurant Brands Asia Ltd.	1,096,276	1,576
	Procter & Gamble Health Ltd.	23,886	1,561
	KNR Constructions Ltd.	505,788	1,523
	Jubilant Pharmova Ltd. Class A (XNSE)	326,896	1,502
	Alkyl Amines Chemicals Ltd.	49,854	1,484
	Balaji Amines Ltd.	55,625	1,482
	Birla Corp. Ltd.	97,439	1,457
*	Sapphire Foods India Ltd.	87,113	1,456
	JM Financial Ltd.	1,534,058	1,454
	TTK Prestige Ltd.	150,942	1,448
*	Sheela Foam Ltd.	97,728	1,444
	Jubilant Ingrevia Ltd.	282,754	1,428
	BASF India Ltd.	42,777	1,426
	GMM Pfaudler Ltd.	79,433	1,426
*	Chemplast Sanmar Ltd.	263,220	1,424
	Karnataka Bank Ltd.	561,117	1,423
	Saregama India Ltd.	292,768	1,407
	Akzo Nobel India Ltd.	41,562	1,404
	NBCC India Ltd.	2,476,755	1,391
	Zydus Wellness Ltd.	77,780	1,390
	Sobha Ltd.	183,154	1,382
	Orient Electric Ltd.	483,720	1,359
	Clean Science & Technology Ltd.	83,556	1,323
	Graphite India Ltd.	250,667	1,321
[1]	New India Assurance Co. Ltd.	872,631	1,321
	Galaxy Surfactants Ltd.	39,424	1,304
*	Jaiprakash Power Ventures Ltd.	17,488,499	1,299
[1]	Quess Corp. Ltd.	248,084	1,295
	Brightcom Group Ltd.	4,189,726	1,279
	Edelweiss Financial Services Ltd.	2,176,763	1,264
[1]	Godrej Agrovet Ltd.	210,029	1,242
*,3	NIIT Learning Systems Ltd.	323,111	1,231
	Bombay Burmah Trading Co.	89,267	1,228
*	Strides Pharma Science Ltd.	213,054	1,223
	Gateway Rail Freight Ltd.	1,277,088	1,216
	PTC India Ltd.	844,724	1,212
	Sterlite Technologies Ltd.	662,370	1,211
	Garware Technical Fibres Ltd.	31,217	1,205
*	Borosil Renewables Ltd.	193,834	1,186
	HEG Ltd.	53,181	1,167
*	Infibeam Avenues Ltd. (XNSE)	6,151,551	1,142
*	Campus Activewear Ltd.	308,426	1,134
	JK Paper Ltd.	269,533	1,084
	NOCIL Ltd.	396,741	1,066
*	TeamLease Services Ltd.	36,620	1,050
	Allcargo Logistics Ltd.	274,065	1,042
	Vaibhav Global Ltd.	241,167	1,014
	Avanti Feeds Ltd.	198,001	982
*	South Indian Bank Ltd.	4,030,346	960
*	Bajaj Consumer Care Ltd.	358,931	945
	AstraZeneca Pharma India Ltd.	19,612	922
	Rallis India Ltd.	345,033	919
	DCB Bank Ltd.	603,521	900
	V-Mart Retail Ltd.	32,329	896
*	Alok Industries Ltd.	4,759,279	845
*,3	Nuvama Wealth Management Ltd.	24,296	837

		Shares	Market Value ($000)
	Polyplex Corp. Ltd.	54,590	813
	Care Ratings Ltd.	90,646	807
	Kaveri Seed Co. Ltd.	111,117	788
*	Hindustan Construction Co. Ltd.	3,291,280	777
*	TV18 Broadcast Ltd.	1,507,082	742
*	Just Dial Ltd.	69,658	653
[1]	Dilip Buildcon Ltd.	199,935	648
	Symphony Ltd.	55,719	589
*	IFCI Ltd.	3,558,410	574
*	Dhani Services Ltd.	1,179,154	540
*	Sun Pharma Advanced Research Co. Ltd.	179,581	525
	WABCO India Ltd.	3,310	522
	Vakrangee Ltd.	2,270,405	436
*	Wockhardt Ltd.	144,380	419
*	NIIT Ltd.	323,111	326
*,3	Allcargo Terminals Ltd.	207,166	216
*,3	Digidrive Distributors Ltd.	58,554	96
*,3	Vl E Governance Ordinary Shares	227,040	62
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
*,3	TransIndia Realty & Logistics Parks Ltd.	207,166	—
			624,366
Indonesia (0.6%)
	Aneka Tambang Tbk	33,102,919	4,363
	Mitra Keluarga Karyasehat Tbk PT	21,930,600	4,235
	Medikaloka Hermina Tbk PT	39,288,700	3,893
	Mitra Adiperkasa Tbk PT	28,691,800	3,768
	AKR Corporindo Tbk PT	31,630,915	2,907
	Pakuwon Jati Tbk PT	89,846,234	2,863
	Indo Tambangraya Megah Tbk PT	1,557,200	2,810
	Medco Energi Internasional Tbk PT	35,841,888	2,692
	BFI Finance Indonesia Tbk PT	30,640,900	2,683
	Ciputra Development Tbk PT	33,691,255	2,492
	Japfa Comfeed Indonesia Tbk PT	26,558,700	2,352
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,099,700	2,283
	Summarecon Agung Tbk PT	49,358,847	2,161
*	Bank Bukopin Tbk PT (XIDX)	279,239,673	1,926
	Bank Tabungan Negara Persero Tbk PT	18,941,850	1,653
	Matahari Department Store Tbk PT	7,294,200	1,462
	Surya Esa Perkasa Tbk PT	35,091,000	1,374
	Ace Hardware Indonesia Tbk PT	26,826,600	1,281
	Bank BTPN Syariah Tbk PT	8,910,000	1,260
*	Panin Financial Tbk PT	61,222,900	1,243
*	Bank Pan Indonesia Tbk PT	14,263,700	1,211
*	Bank Neo Commerce Tbk PT	34,633,272	1,043
*,3	Waskita Karya Persero Tbk PT	70,850,081	949
*	Lippo Karawaci Tbk PT	131,358,777	863
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	831
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	761
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	706
*	Global Mediacom Tbk PT	27,752,606	630
	Timah Tbk PT	9,609,420	599
*	Adhi Karya Persero Tbk PT	17,764,145	561
*	Alam Sutera Realty Tbk PT	33,599,591	408
*	Bank Rakyat Indonesia Agroniaga Tbk PT	15,091,254	386
*	PP Persero Tbk PT	8,066,200	324
	Ramayana Lestari Sentosa Tbk PT	7,703,600	294
*	Wijaya Karya Persero Tbk PT	9,754,633	283
*	Bumi Resources Tbk PT	27,372,700	232

		Shares	Market Value ($000)
*	Krakatau Steel Persero Tbk PT	15,203,450	220
*	Bumi Resources Minerals Tbk PT	16,742,300	190
*	Bukalapak.com PT Tbk	9,194,700	132
*,3	Trada Alam Minera Tbk PT	95,405,707	—
			60,324
Ireland (0.0%)
*	Dalata Hotel Group plc	854,738	3,999
Israel (0.7%)
*	Perion Network Ltd.	161,106	5,825
*	Camtek Ltd.	103,981	4,806
*	Paz Oil Co. Ltd.	38,375	4,172
*	Clal Insurance Enterprises Holdings Ltd.	252,908	3,852
	REIT 1 Ltd.	789,628	3,436
	FIBI Holdings Ltd.	71,456	3,184
	Sapiens International Corp. NV	117,578	3,115
	Isracard Ltd.	750,827	3,114
	Hilan Ltd.	56,265	2,755
	Matrix IT Ltd.	132,380	2,646
	Fox Wizel Ltd.	28,071	2,342
	Maytronics Ltd.	165,639	2,256
	Formula Systems 1985 Ltd.	30,967	2,247
	One Software Technologies Ltd.	161,845	2,149
	Summit Real Estate Holdings Ltd.	152,122	2,108
	Oil Refineries Ltd.	6,446,225	2,061
*	Equital Ltd.	65,292	1,969
*	Partner Communications Co. Ltd.	438,429	1,871
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	30,373	1,835
	Sella Capital Real Estate Ltd.	858,659	1,788
	Menora Mivtachim Holdings Ltd.	83,165	1,775
	Mega Or Holdings Ltd.	73,400	1,619
	Delek Automotive Systems Ltd.	200,726	1,454
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,412
	Danel Adir Yeoshua Ltd.	17,221	1,359
	Delta Galil Ltd.	33,474	1,321
	Israel Canada T.R Ltd.	510,805	1,265
*	Cellcom Israel Ltd.	331,167	1,175
	G City Ltd.	312,474	1,083
	AudioCodes Ltd.	101,133	1,033
*	AFI Properties Ltd.	18,196	738
	Naphtha Israel Petroleum Corp. Ltd.	105,239	521
*	Gilat Satellite Networks Ltd.	82,686	520
*	Kamada Ltd.	101,923	510
	IDI Insurance Co. Ltd.	24,310	503
*	Allot Ltd.	129,236	321
*	Allot Ltd. (XNGS)	1,781	5
			74,145
Italy (1.7%)
	BPER Banca	4,079,077	14,115
	Brunello Cucinelli SpA	131,450	11,114
	Azimut Holding SpA	409,749	9,675
	Unipol Gruppo SpA	1,675,605	9,329
[1]	BFF Bank SpA	711,601	8,032
	Brembo SpA	559,476	7,919
	Banca Generali SpA	211,373	7,918
	Banca Popolare di Sondrio SpA	1,518,469	7,335
*	Iveco Group NV	767,260	7,277
*	Saipem SpA	4,043,231	6,474

		Shares	Market Value ($000)
	ERG SpA	218,932	6,293
	Iren SpA	2,487,486	5,041
[1]	Carel Industries SpA	172,274	4,931
[1]	Technogym SpA	509,880	4,704
*	Banca Monte dei Paschi di Siena SpA	1,581,788	4,568
[1]	Enav SpA	977,355	4,203
	Salvatore Ferragamo SpA	250,658	4,082
	Tamburi Investment Partners SpA	400,805	3,889
	SOL SpA	132,724	3,748
[1]	Anima Holding SpA	929,183	3,580
	Saras SpA	2,329,905	3,332
	Sesa SpA	27,792	3,256
	Danieli & C Officine Meccaniche SpA	160,416	3,083
	Maire Tecnimont SpA	672,896	2,765
	Credito Emiliano SpA	301,593	2,578
	Piaggio & C SpA	644,526	2,534
	Webuild SpA (MTAA)	1,211,649	2,372
	Gruppo MutuiOnline SpA	65,065	2,330
	El.En. SpA	195,809	2,326
	Salcef Group SpA	83,674	2,164
	MFE-MediaForEurope NV Class A	3,916,414	2,072
	Zignago Vetro SpA	112,909	2,023
	Sanlorenzo SpA Class B	52,094	2,023
	MARR SpA	129,185	2,008
	ACEA SpA	163,813	2,007
[1]	RAI Way SpA	335,957	1,914
	Banca IFIS SpA	96,171	1,699
*,1	GVS SpA	261,841	1,659
	Cementir Holding NV	174,776	1,650
*	Tod's SpA	34,084	1,548
	Italmobiliare SpA	51,223	1,408
*,2	Juventus Football Club SpA	3,391,301	1,274
	Tinexta SpA	64,283	1,201
[1]	doValue SpA	212,632	1,062
	Danieli & C Officine Meccaniche SpA (MTAA)	39,239	971
*,2	Fincantieri SpA	1,621,514	931
	Arnoldo Mondadori Editore SpA	360,922	850
	Alerion Cleanpower SpA	25,220	788
	Immobiliare Grande Distribuzione SIIQ SpA	214,467	592
	Biesse SpA	40,145	541
	Datalogic SpA	52,135	388
[2]	MFE-MediaForEurope NV Class B	422,989	326
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	247
*,2	Webuild SpA Warrants Exp. 2/8/30	104,185	75
			190,224
Japan (13.4%)
	Tokyo Seimitsu Co. Ltd.	143,134	7,929
	Sanken Electric Co. Ltd.	77,329	7,901
	ADEKA Corp.	376,755	7,639
	Fujitec Co. Ltd.	292,384	7,518
	Macnica Holdings Inc.	176,713	7,406
	Gunma Bank Ltd.	1,573,100	6,658
	Daiwabo Holdings Co. Ltd.	337,880	6,548
	Kenedix Residential Next Investment Corp.	4,031	6,307
	Comforia Residential REIT Inc.	2,605	6,236
	Nakanishi Inc.	265,700	6,122
	Nippon Gas Co. Ltd.	412,200	6,066
	Fuji Corp.	329,388	6,031

		Shares	Market Value ($000)
	77 Bank Ltd.	280,300	5,973
	Nishi-Nippon Financial Holdings Inc.	556,300	5,926
	Daiseki Co. Ltd.	170,044	5,731
	Hulic REIT Inc.	4,921	5,711
	Fujimi Inc.	228,741	5,547
	Citizen Watch Co. Ltd.	846,800	5,534
	Meitec Corp.	301,938	5,504
	Mitsubishi Estate Logistics REIT Investment Corp.	1,922	5,500
	Mizuho Leasing Co. Ltd.	158,901	5,457
	Fuji Soft Inc.	161,748	5,389
	Maruwa Co. Ltd.	32,100	5,331
	Nissui Corp.	1,106,622	5,270
	Mori Trust REIT Inc.	9,857	5,080
	Hanwa Co. Ltd.	148,383	5,076
	NSD Co. Ltd.	258,668	5,066
	Topcon Corp.	411,700	5,010
	NTT UD REIT Investment Corp.	5,250	4,980
	Yoshinoya Holdings Co. Ltd.	249,520	4,936
	Hazama Ando Corp.	612,279	4,899
	Tokuyama Corp.	284,100	4,887
	Nisshinbo Holdings Inc.	553,800	4,759
	Inaba Denki Sangyo Co. Ltd.	212,500	4,720
	Tomy Co. Ltd.	347,317	4,699
[2]	Tokyu REIT Inc.	3,545	4,689
	Kanematsu Corp.	319,600	4,688
	Kenedix Retail REIT Corp.	2,335	4,570
	Pilot Corp.	136,800	4,508
	Hokuhoku Financial Group Inc.	503,500	4,508
	Wacoal Holdings Corp.	207,100	4,506
	Toagosei Co. Ltd.	470,592	4,463
	Japan Excellent Inc.	4,736	4,393
	Nichias Corp.	212,469	4,368
	Kureha Corp.	72,302	4,323
	Hitachi Zosen Corp.	653,210	4,304
	Ferrotec Holdings Corp.	176,353	4,267
	Hoshino Resorts REIT Inc.	969	4,245
	Nikkon Holdings Co. Ltd.	201,748	4,241
	Colowide Co. Ltd.	277,200	4,116
	Takasago Thermal Engineering Co. Ltd.	227,989	4,116
	Outsourcing Inc.	400,400	4,096
	Mirait One Corp.	318,171	4,085
*	Hokuriku Electric Power Co.	664,800	4,054
	Toridoll Holdings Corp.	164,000	4,051
	Japan Material Co. Ltd.	228,900	4,048
	Takeuchi Manufacturing Co. Ltd.	129,000	4,043
	Sangetsu Corp.	219,820	4,035
	Daishi Hokuetsu Financial Group Inc.	161,200	4,030
	Toho Holdings Co. Ltd.	206,618	4,029
	Japan Petroleum Exploration Co. Ltd.	116,700	4,011
	Okamura Corp.	276,947	3,974
	Shiga Bank Ltd.	185,400	3,972
	Glory Ltd.	192,800	3,967
	Dexerials Corp.	174,700	3,966
	NIPPON REIT Investment Corp.	1,631	3,883
	Okumura Corp.	128,252	3,836
	Heiwa Real Estate REIT Inc.	3,727	3,804
	Kyoritsu Maintenance Co. Ltd.	96,900	3,797
	San-In Godo Bank Ltd.	578,200	3,743

		Shares	Market Value ($000)
	Nippon Soda Co. Ltd.	99,225	3,731
	CKD Corp.	244,500	3,719
	Open Up Group Inc.	235,492	3,694
	ARE Holdings Inc.	273,400	3,670
	NTN Corp.	1,620,400	3,641
	Nextage Co. Ltd.	138,100	3,627
	Sumitomo Osaka Cement Co. Ltd.	129,000	3,622
*	Nippon Paper Industries Co. Ltd.	371,800	3,613
	Digital Garage Inc.	123,300	3,590
	Tokyo Steel Manufacturing Co. Ltd.	294,600	3,564
	H2O Retailing Corp.	330,800	3,561
	Inabata & Co. Ltd.	151,800	3,539
	Tadano Ltd.	447,800	3,514
	Duskin Co. Ltd.	155,060	3,501
	Heiwa Real Estate Co. Ltd.	125,142	3,497
	DTS Corp.	147,042	3,476
	Jaccs Co. Ltd.	94,100	3,452
	Sakata Seed Corp.	122,656	3,447
	Juroku Financial Group Inc.	139,300	3,445
	Japan Elevator Service Holdings Co. Ltd.	278,400	3,443
	Tsubakimoto Chain Co.	128,064	3,414
	Toei Co. Ltd.	26,749	3,401
	Osaka Soda Co. Ltd.	83,200	3,388
	EDION Corp.	326,575	3,358
	Sumitomo Warehouse Co. Ltd.	191,555	3,292
	Tokai Rika Co. Ltd.	206,900	3,274
	Kumagai Gumi Co. Ltd.	144,280	3,268
	Shoei Co. Ltd.	178,900	3,253
	Taikisha Ltd.	108,888	3,242
[2]	Hokuetsu Corp.	530,221	3,215
	Aichi Financial Group Inc.	186,034	3,211
	Seria Co. Ltd.	191,393	3,210
	Takuma Co. Ltd.	292,600	3,202
	DCM Holdings Co. Ltd.	374,788	3,174
	Fukuoka REIT Corp.	2,697	3,158
[2]	Royal Holdings Co. Ltd.	168,900	3,153
	Senko Group Holdings Co. Ltd.	433,700	3,139
	Mixi Inc.	165,600	3,128
	Global One Real Estate Investment Corp.	3,775	3,119
*	Hokkaido Electric Power Co. Inc.	668,200	3,116
*	Sansan Inc.	292,600	3,097
	Saizeriya Co. Ltd.	96,821	3,079
	Create Restaurants Holdings Inc.	401,540	3,072
	Makino Milling Machine Co. Ltd.	76,180	3,054
	Fukuyama Transporting Co. Ltd.	106,800	3,019
	Max Co. Ltd.	158,900	2,977
	Nishimatsu Construction Co. Ltd.	114,062	2,971
	Paramount Bed Holdings Co. Ltd.	178,600	2,925
	KYB Corp.	82,500	2,923
	Rorze Corp.	37,300	2,917
	Daihen Corp.	75,251	2,904
	Kaga Electronics Co. Ltd.	64,200	2,876
	Suruga Bank Ltd.	683,400	2,876
	Okasan Securities Group Inc.	716,900	2,856
	C Uyemura & Co. Ltd.	42,900	2,839
	TKC Corp.	108,898	2,832
	Round One Corp.	707,200	2,831
	Monex Group Inc.	725,987	2,830

		Shares	Market Value ($000)
	Tsuburaya Fields Holdings Inc.	131,674	2,825
	Ichigo Office REIT Investment Corp.	4,525	2,819
	Organo Corp.	97,200	2,817
	CRE Logistics REIT Inc.	2,281	2,815
	Shibaura Machine Co. Ltd.	87,900	2,810
[2]	Seiren Co. Ltd.	160,300	2,770
	Monogatari Corp.	112,020	2,743
	Nihon Parkerizing Co. Ltd.	350,161	2,739
	Autobacs Seven Co. Ltd.	249,400	2,738
	Kumiai Chemical Industry Co. Ltd.	364,350	2,736
	Ryosan Co. Ltd.	86,057	2,724
	Japan Securities Finance Co. Ltd.	320,041	2,718
	JAFCO Group Co. Ltd.	207,600	2,714
	TOKAI Holdings Corp.	422,600	2,692
	Toyobo Co. Ltd.	351,800	2,685
	Aiful Corp.	1,061,500	2,667
	Hokkoku Financial Holdings Inc.	77,351	2,630
	Hyakugo Bank Ltd.	781,300	2,612
	Milbon Co. Ltd.	72,520	2,609
	Advance Logistics Investment Corp.	2,800	2,599
	Hosiden Corp.	200,467	2,592
	Nippn Corp.	195,829	2,569
*,2	Atom Corp.	409,857	2,565
	Tokai Tokyo Financial Holdings Inc.	829,600	2,558
	Tokyo Kiraboshi Financial Group Inc.	96,666	2,558
	Joyful Honda Co. Ltd.	220,148	2,550
	Kiyo Bank Ltd.	235,110	2,525
	Hankyu Hanshin REIT Inc.	2,525	2,524
	Ichibanya Co. Ltd.	64,368	2,522
	Nichiha Corp.	109,600	2,521
	Daiei Kankyo Co. Ltd.	148,000	2,508
	Eizo Corp.	70,556	2,507
	Infomart Corp.	840,900	2,506
	Zojirushi Corp.	177,300	2,495
	Nitto Kogyo Corp.	97,488	2,494
	Riken Keiki Co. Ltd.	65,300	2,470
	Nippon Light Metal Holdings Co. Ltd.	230,096	2,457
	Shinmaywa Industries Ltd.	242,568	2,449
	KH Neochem Co. Ltd.	149,500	2,447
	Kissei Pharmaceutical Co. Ltd.	115,100	2,437
	Kohnan Shoji Co. Ltd.	99,100	2,426
	Nichicon Corp.	243,283	2,406
	Star Asia Investment Corp.	5,944	2,403
	Valor Holdings Co. Ltd.	159,300	2,392
	Yodogawa Steel Works Ltd.	99,733	2,392
	Komeri Co. Ltd.	113,800	2,385
[2]	Create SD Holdings Co. Ltd.	96,518	2,384
	Raito Kogyo Co. Ltd.	163,400	2,367
	Nisshin Oillio Group Ltd.	87,952	2,361
	Mitsuboshi Belting Ltd.	74,400	2,358
	San-Ai Obbli Co. Ltd.	206,100	2,347
	SOSiLA Logistics REIT Inc.	2,593	2,344
	Kato Sangyo Co. Ltd.	85,400	2,343
	Taiyo Holdings Co. Ltd.	125,100	2,341
	Transcosmos Inc.	95,396	2,339
	Yokogawa Bridge Holdings Corp.	129,800	2,335
	Nippon Densetsu Kogyo Co. Ltd.	153,903	2,327
	Musashi Seimitsu Industry Co. Ltd.	186,530	2,326

		Shares	Market Value ($000)
	Yamazen Corp.	272,400	2,318
	Fuso Chemical Co. Ltd.	73,300	2,311
	Mitsubishi Pencil Co. Ltd.	176,100	2,305
	Base Co. Ltd.	60,100	2,305
	Wacom Co. Ltd.	540,336	2,302
	Maruha Nichiro Corp.	132,600	2,300
	Kitz Corp.	308,848	2,298
	Nojima Corp.	235,100	2,295
	ZERIA Pharmaceutical Co. Ltd.	139,940	2,292
	PAL GROUP Holdings Co. Ltd.	78,000	2,289
	en japan Inc.	115,600	2,285
	Funai Soken Holdings Inc.	122,750	2,279
	KOMEDA Holdings Co. Ltd.	117,600	2,279
	Takara Standard Co. Ltd.	173,599	2,274
	Totetsu Kogyo Co. Ltd.	118,700	2,273
	Ryobi Ltd.	108,887	2,266
	Trusco Nakayama Corp.	146,500	2,257
	North Pacific Bank Ltd.	1,031,700	2,254
*,2	HIS Co. Ltd.	157,200	2,253
	Megmilk Snow Brand Co. Ltd.	162,100	2,233
	Arcs Co. Ltd.	127,600	2,226
	Simplex Holdings Inc.	110,200	2,225
	Mirai Corp.	6,895	2,224
	San-A Co. Ltd.	66,944	2,219
	Mitsubishi Logisnext Co. Ltd.	246,400	2,217
	Meidensha Corp.	148,687	2,216
	Heiwado Co. Ltd.	129,200	2,200
	Iriso Electronics Co. Ltd.	79,000	2,195
	Kyorin Pharmaceutical Co. Ltd.	175,000	2,182
	Mochida Pharmaceutical Co. Ltd.	93,500	2,174
	UACJ Corp.	108,485	2,173
	Idec Corp.	101,900	2,168
	Toyo Tanso Co. Ltd.	54,010	2,165
	Noritake Co. Ltd.	54,800	2,137
	Japan Wool Textile Co. Ltd.	248,789	2,112
	Hiday Hidaka Corp.	118,419	2,108
	Dip Corp.	83,500	2,108
	Musashino Bank Ltd.	118,900	2,099
	Toyo Ink SC Holdings Co. Ltd.	135,554	2,090
	Oki Electric Industry Co. Ltd.	330,506	2,088
	Nanto Bank Ltd.	113,700	2,083
*	UT Group Co. Ltd.	102,900	2,080
	Systena Corp.	1,084,600	2,078
*	euglena Co. Ltd.	335,400	2,077
	Onward Holdings Co. Ltd.	512,756	2,069
	MOS Food Services Inc.	89,858	2,067
	Senshu Ikeda Holdings Inc.	1,124,300	2,066
	Gunze Ltd.	65,507	2,060
	Adastria Co. Ltd.	100,900	2,057
	Mitsui-Soko Holdings Co. Ltd.	80,552	2,054
	Starts Corp. Inc.	98,915	2,051
	Ai Holdings Corp.	130,100	2,051
	Financial Partners Group Co. Ltd.	212,500	2,051
	Toyo Construction Co. Ltd.	269,800	2,050
	Showa Sangyo Co. Ltd.	105,800	2,043
	Okinawa Cellular Telephone Co.	95,637	2,020
	Hioki EE Corp.	35,200	2,012
	Iino Kaiun Kaisha Ltd.	311,236	2,010

		Shares	Market Value ($000)
	Tocalo Co. Ltd.	196,100	1,993
	Earth Corp.	55,743	1,993
*,2	W-Scope Corp.	183,600	1,988
	MCJ Co. Ltd.	250,200	1,986
	KeePer Technical Laboratory Co. Ltd.	44,936	1,985
	Nishimatsuya Chain Co. Ltd.	164,900	1,981
	Megachips Corp.	66,181	1,981
	eGuarantee Inc.	133,300	1,978
	JVCKenwood Corp.	596,140	1,968
*	Leopalace21 Corp.	911,000	1,964
	One REIT Inc.	1,074	1,959
	Nagawa Co. Ltd.	38,800	1,955
	Yuasa Trading Co. Ltd.	60,900	1,951
	Awa Bank Ltd.	128,500	1,944
	Ohsho Food Service Corp.	40,774	1,941
	Kanamoto Co. Ltd.	110,000	1,940
	Topre Corp.	167,900	1,935
	Sanki Engineering Co. Ltd.	177,867	1,933
	Exedy Corp.	110,200	1,928
	Nagaileben Co. Ltd.	116,000	1,926
	Nippon Pillar Packing Co. Ltd.	61,300	1,921
	SKY Perfect JSAT Holdings Inc.	458,200	1,913
[2]	United Super Markets Holdings Inc.	242,650	1,910
*	Raksul Inc.	193,200	1,909
	Mizuno Corp.	72,656	1,905
	Prima Meat Packers Ltd.	121,788	1,899
	Seiko Group Corp.	102,558	1,896
	Micronics Japan Co. Ltd.	118,800	1,895
	Nitta Corp.	82,900	1,894
	Shibaura Mechatronics Corp.	11,300	1,892
	Nitto Boseki Co. Ltd.	96,611	1,887
	T Hasegawa Co. Ltd.	78,600	1,877
	Central Glass Co. Ltd.	86,413	1,876
	FCC Co. Ltd.	141,143	1,850
	Keiyo Bank Ltd.	440,500	1,849
	Sanyo Special Steel Co. Ltd.	91,970	1,848
	Nomura Co. Ltd.	290,300	1,847
	Premium Group Co. Ltd.	145,900	1,842
	Nachi-Fujikoshi Corp.	67,851	1,833
	Tri Chemical Laboratories Inc.	98,576	1,831
	Taihei Dengyo Kaisha Ltd.	58,300	1,824
	Ogaki Kyoritsu Bank Ltd.	131,874	1,816
[2]	OSAKA Titanium Technologies Co. Ltd.	71,800	1,812
	JCU Corp.	75,600	1,801
	Morita Holdings Corp.	164,066	1,789
	Life Corp.	71,000	1,781
	Japan Lifeline Co. Ltd.	253,800	1,778
	Shibuya Corp.	95,500	1,768
	Maeda Kosen Co. Ltd.	79,900	1,766
	Sakata INX Corp.	204,000	1,758
	Mitsuuroko Group Holdings Co. Ltd.	185,600	1,757
	Hirata Corp.	31,311	1,756
	Maxell Ltd.	154,000	1,749
[2]	Toho Titanium Co. Ltd.	121,700	1,738
	SAMTY Co. Ltd.	108,600	1,735
*	Ringer Hut Co. Ltd.	100,100	1,731
	Elecom Co. Ltd.	160,300	1,725
	Kameda Seika Co. Ltd.	56,200	1,725

		Shares	Market Value ($000)
	TOMONY Holdings Inc.	606,000	1,719
	Chofu Seisakusho Co. Ltd.	97,100	1,708
	Star Micronics Co. Ltd.	136,698	1,703
	Pacific Industrial Co. Ltd.	176,400	1,698
	Aoyama Trading Co. Ltd.	185,500	1,694
	Nissha Co. Ltd.	139,960	1,693
[2]	Change Holdings Inc.	127,900	1,691
	Raiznext Corp.	164,900	1,690
	Bank of Nagoya Ltd.	60,912	1,671
	Bando Chemical Industries Ltd.	162,000	1,667
	Itochu Enex Co. Ltd.	169,300	1,662
	Takara Leben Real Estate Investment Corp.	2,421	1,658
	Token Corp.	31,386	1,654
[2]	West Holdings Corp.	84,500	1,654
	Shizuoka Gas Co. Ltd.	213,400	1,650
	Tokyotokeiba Co. Ltd.	60,900	1,650
	Nippon Signal Company Ltd.	229,716	1,647
	Nissan Shatai Co. Ltd.	258,414	1,647
	Hogy Medical Co. Ltd.	75,022	1,644
	Hamakyorex Co. Ltd.	59,400	1,642
[2]	Kura Sushi Inc.	75,400	1,642
	Management Solutions Co. Ltd.	57,236	1,641
*,2	Oisix ra daichi Inc.	99,618	1,638
	Arata Corp.	47,259	1,635
	Towa Corp.	86,665	1,635
	United Arrows Ltd.	96,667	1,632
	Noritz Corp.	132,587	1,628
	Sekisui Jushi Corp.	103,600	1,628
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,623
	Restar Holdings Corp.	96,800	1,616
	Tokyo Electron Device Ltd.	22,400	1,613
	Maruzen Showa Unyu Co. Ltd.	54,800	1,595
	Altech Corp.	80,100	1,592
	Universal Entertainment Corp.	87,962	1,591
	Nittetsu Mining Co. Ltd.	44,400	1,589
	Sanyo Denki Co. Ltd.	31,200	1,583
	Fuji Seal International Inc.	140,400	1,573
	Belc Co. Ltd.	33,200	1,573
	Chudenko Corp.	95,900	1,572
*	Nippon Sheet Glass Co. Ltd.	344,600	1,571
	S Foods Inc.	66,600	1,571
[2]	Toyo Gosei Co. Ltd.	26,200	1,571
	BML Inc.	74,200	1,568
	Hakuto Co. Ltd.	39,600	1,562
	Nippon Yakin Kogyo Co. Ltd.	50,779	1,558
	Doutor Nichires Holdings Co. Ltd.	99,237	1,558
	Sumitomo Mitsui Construction Co. Ltd.	586,346	1,555
	Koshidaka Holdings Co. Ltd.	185,508	1,544
	Optex Group Co. Ltd.	117,600	1,543
	Ricoh Leasing Co. Ltd.	49,606	1,538
	Tsugami Corp.	174,500	1,532
[2]	Okinawa Financial Group Inc.	97,144	1,529
	Okamoto Industries Inc.	54,800	1,524
	ESPEC Corp.	91,408	1,522
	Fujimori Kogyo Co. Ltd.	60,500	1,521
	Saibu Gas Holdings Co. Ltd.	103,673	1,521
	Digital Arts Inc.	38,300	1,516
	Zuken Inc.	51,700	1,507

		Shares	Market Value ($000)
	Toa Corp.	65,900	1,504
	Aeon Delight Co. Ltd.	72,400	1,500
	Noritsu Koki Co. Ltd.	86,400	1,498
	Hyakujushi Bank Ltd.	99,200	1,493
	Valqua Ltd.	54,400	1,488
	Sintokogio Ltd.	201,500	1,483
	Konishi Co. Ltd.	92,100	1,478
	Bunka Shutter Co. Ltd.	190,000	1,474
	Fuji Co. Ltd.	114,000	1,470
	Nishio Holdings Co. Ltd.	57,800	1,469
	TSI Holdings Co. Ltd.	288,900	1,466
	Nikkiso Co. Ltd.	229,561	1,464
	Furukawa Co. Ltd.	127,298	1,462
	Aida Engineering Ltd.	203,806	1,456
	Fukushima Galilei Co. Ltd.	40,900	1,452
	Future Corp.	132,900	1,450
*	Okinawa Electric Power Co. Inc.	178,708	1,450
*	Chiyoda Corp.	595,900	1,447
	Cybozu Inc.	92,400	1,447
	ARTERIA Networks Corp.	104,000	1,446
	Tamron Co. Ltd.	45,400	1,439
	Meiko Electronics Co. Ltd.	72,057	1,434
	Shima Seiki Manufacturing Ltd.	104,500	1,430
	SBS Holdings Inc.	60,100	1,426
	I'll Inc.	77,800	1,423
	Intage Holdings Inc.	118,800	1,420
	Krosaki Harima Corp.	18,600	1,420
*	PKSHA Technology Inc.	67,500	1,419
	Yondoshi Holdings Inc.	103,800	1,416
[2]	Furuya Metal Co. Ltd.	18,200	1,415
	Chugoku Marine Paints Ltd.	163,100	1,414
	ASAHI YUKIZAI Corp.	45,511	1,412
[2]	Kisoji Co. Ltd.	81,160	1,411
	Shoei Foods Corp.	46,300	1,409
	Oiles Corp.	103,108	1,406
	Eiken Chemical Co. Ltd.	132,200	1,403
	Press Kogyo Co. Ltd.	313,200	1,403
	Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,402
	Oyo Corp.	75,600	1,399
	Ishihara Sangyo Kaisha Ltd.	144,800	1,398
	Usen-Next Holdings Co. Ltd.	60,400	1,397
	TPR Co. Ltd.	109,729	1,395
	Yellow Hat Ltd.	105,800	1,390
[2]	Snow Peak Inc.	111,400	1,384
	Health Care & Medical Investment Corp.	1,283	1,382
	Tsurumi Manufacturing Co. Ltd.	75,500	1,375
	Wakita & Co. Ltd.	152,200	1,375
	Argo Graphics Inc.	55,700	1,373
	Eagle Industry Co. Ltd.	110,600	1,373
	Anicom Holdings Inc.	308,100	1,371
	Axial Retailing Inc.	51,130	1,366
	Ichigo Inc.	717,600	1,365
	Procrea Holdings Inc.	91,061	1,357
	Mandom Corp.	134,954	1,355
	Tokyu Construction Co. Ltd.	247,900	1,341
[2]	Ryoyo Electro Corp.	53,942	1,340
	Daikyonishikawa Corp.	240,000	1,337
	Starts Proceed Investment Corp.	846	1,337

		Shares	Market Value ($000)
	MEC Co. Ltd.	53,700	1,336
	Curves Holdings Co. Ltd.	235,608	1,334
	Siix Corp.	123,200	1,333
	Doshisha Co. Ltd.	80,800	1,332
	Piolax Inc.	85,500	1,332
	Daiichi Jitsugyo Co. Ltd.	35,300	1,331
	WingArc1st Inc.	69,100	1,330
	Septeni Holdings Co. Ltd.	466,100	1,330
	Infocom Corp.	78,340	1,329
	Tamura Corp.	305,000	1,323
	Senshu Electric Co. Ltd.	46,882	1,323
	Tachibana Eletech Co. Ltd.	68,534	1,321
	Yonex Co. Ltd.	135,100	1,320
[2]	JINS Holdings Inc.	53,200	1,320
	Towa Pharmaceutical Co. Ltd.	103,982	1,316
	Yokorei Co. Ltd.	153,200	1,315
	Geo Holdings Corp.	94,200	1,307
	Nippon Carbon Co. Ltd.	43,100	1,307
	Fujicco Co. Ltd.	98,205	1,306
	Shin-Etsu Polymer Co. Ltd.	131,200	1,303
	Koa Corp.	104,300	1,291
	Uchida Yoko Co. Ltd.	33,100	1,286
	Konoike Transport Co. Ltd.	102,400	1,284
	Roland Corp.	44,900	1,280
	PHC Holdings Corp.	120,300	1,276
	Insource Co. Ltd.	144,000	1,273
	Totech Corp.	34,100	1,272
	Prestige International Inc.	310,900	1,269
	Kanto Denka Kogyo Co. Ltd.	189,800	1,268
	Toho Bank Ltd.	728,664	1,266
	Avex Inc.	119,900	1,265
	Topy Industries Ltd.	72,579	1,263
	Yokowo Co. Ltd.	97,737	1,263
	Tosei Corp.	101,600	1,260
[2]	Genky DrugStores Co. Ltd.	35,500	1,256
	Hibiya Engineering Ltd.	79,100	1,253
[2]	Nittoku Co. Ltd.	69,400	1,252
	Japan Pulp & Paper Co. Ltd.	38,400	1,249
	Strike Co. Ltd.	58,914	1,244
	Riso Kagaku Corp.	75,684	1,242
	Nichireki Co. Ltd.	81,500	1,240
	Komori Corp.	158,900	1,239
	Nippon Seiki Co. Ltd.	176,932	1,239
	YAMABIKO Corp.	113,400	1,239
	Torii Pharmaceutical Co. Ltd.	48,700	1,237
	GLOBERIDE Inc.	74,600	1,233
	Sato Holdings Corp.	87,800	1,230
	Bank of Iwate Ltd.	76,724	1,219
	Retail Partners Co. Ltd.	111,400	1,215
	San ju San Financial Group Inc.	99,052	1,211
	Nippon Kanzai Holdings Co. Ltd.	64,900	1,209
	Integrated Design & Engineering Holdings Co Ltd.	50,300	1,209
	Nippon Ceramic Co. Ltd.	66,800	1,207
	Sakai Moving Service Co. Ltd.	32,100	1,207
	Samty Residential Investment Corp.	1,473	1,206
	Asahi Diamond Industrial Co. Ltd.	189,322	1,199
	Zenrin Co. Ltd.	191,050	1,199
	Unipres Corp.	149,980	1,197

		Shares	Market Value ($000)
	Mitani Sekisan Co. Ltd.	35,300	1,196
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	1,195
	IDOM Inc.	203,300	1,193
*	Vision Inc.	96,065	1,191
[2]	J Trust Co. Ltd.	357,200	1,186
	Osaka Organic Chemical Industry Ltd.	63,900	1,186
	Bell System24 Holdings Inc.	121,200	1,185
	Arcland Service Holdings Co. Ltd.	55,400	1,181
	RS Technologies Co. Ltd.	54,800	1,175
	VT Holdings Co. Ltd.	311,800	1,170
	Gree Inc.	264,700	1,170
	Tsukishima Holdings Co. Ltd.	128,700	1,161
[2]	Tama Home Co. Ltd.	47,000	1,159
	FULLCAST Holdings Co. Ltd.	71,446	1,157
	Comture Corp.	81,300	1,156
	Shikoku Kasei Holdings Corp.	115,700	1,154
	COLOPL Inc.	246,200	1,153
	Sumitomo Densetsu Co. Ltd.	51,400	1,146
	Bank of the Ryukyus Ltd.	159,467	1,142
	Aeon Hokkaido Corp.	187,800	1,142
	CTI Engineering Co. Ltd.	45,900	1,140
	Meisei Industrial Co. Ltd.	164,700	1,137
	Sankei Real Estate Inc.	1,706	1,137
	Tosei REIT Investment Corp.	1,188	1,135
	Hosokawa Micron Corp.	45,600	1,133
	Tachi-S Co. Ltd.	103,200	1,131
	St. Marc Holdings Co. Ltd.	82,855	1,129
	Daiki Aluminium Industry Co. Ltd.	102,930	1,123
	Keihanshin Building Co. Ltd.	125,700	1,118
	Nippon Road Co. Ltd.	16,500	1,116
[2]	DyDo Group Holdings Inc.	30,644	1,114
	Kyoei Steel Ltd.	74,012	1,114
	Aichi Steel Corp.	42,302	1,112
	Enplas Corp.	25,953	1,111
	Mitsui E&S Co. Ltd.	329,900	1,108
	Giken Ltd.	74,900	1,107
	Kosaido Holdings Co. Ltd.	70,800	1,103
[2]	Pharma Foods International Co. Ltd.	93,016	1,098
	KFC Holdings Japan Ltd.	52,200	1,092
	Mimasu Semiconductor Industry Co. Ltd.	52,200	1,092
	ARCLANDS Corp.	94,300	1,086
	JAC Recruitment Co. Ltd.	54,500	1,083
	Sun Frontier Fudousan Co. Ltd.	101,800	1,081
	Sinfonia Technology Co. Ltd.	89,000	1,080
	Mitsubishi Research Institute Inc.	28,400	1,075
	ZIGExN Co. Ltd.	194,000	1,072
	Qol Holdings Co. Ltd.	89,799	1,071
	Fujibo Holdings Inc.	40,400	1,070
	Takasago International Corp.	53,200	1,070
	Matsuya Co. Ltd.	147,700	1,068
	Yamanashi Chuo Bank Ltd.	107,117	1,068
	Nippon Fine Chemical Co. Ltd.	51,600	1,062
	Trancom Co. Ltd.	21,400	1,060
	Sumitomo Seika Chemicals Co. Ltd.	32,300	1,058
	Kurabo Industries Ltd.	63,900	1,055
[2]	Shin Nippon Biomedical Laboratories Ltd.	71,400	1,053
	Oita Bank Ltd.	60,907	1,052
	Sodick Co. Ltd.	205,478	1,051

		Shares	Market Value ($000)
	Tenma Corp.	56,600	1,050
	Yamagata Bank Ltd.	130,985	1,048
	TRE Holdings Corp.	120,400	1,046
	Ki-Star Real Estate Co. Ltd.	28,700	1,046
	MARUKA FURUSATO Corp.	55,600	1,044
	Seikagaku Corp.	191,541	1,043
	Takamatsu Construction Group Co. Ltd.	54,800	1,041
	Teikoku Electric Manufacturing Co. Ltd.	55,800	1,038
	Futaba Industrial Co. Ltd.	234,800	1,033
	SWCC Corp.	74,700	1,028
	METAWATER Co. Ltd.	79,600	1,026
	gremz Inc.	53,100	1,025
	Asanuma Corp.	41,400	1,016
	Miyazaki Bank Ltd.	54,893	1,014
	eRex Co. Ltd.	126,300	1,008
	Neturen Co. Ltd.	135,300	1,007
	Alconix Corp.	99,614	1,006
	Daiwa Industries Ltd.	97,600	995
	Broadleaf Co. Ltd.	293,400	995
	Sinko Industries Ltd.	71,641	991
	Tanseisha Co. Ltd.	179,400	988
[2]	Joshin Denki Co. Ltd.	68,226	982
[2]	Miroku Jyoho Service Co. Ltd.	82,400	979
	Daiho Corp.	34,900	976
	Mirarth Holdings Inc.	286,400	974
	LITALICO Inc.	61,700	971
	Shin Nippon Air Technologies Co. Ltd.	57,800	970
	Pack Corp.	41,500	970
	Torishima Pump Manufacturing Co. Ltd.	72,800	969
	Nohmi Bosai Ltd.	79,700	968
	Hokuto Corp.	73,724	966
	Roland DG Corp.	38,400	963
	Nippon Denko Co. Ltd.	472,990	962
	Sanyo Electric Railway Co. Ltd.	61,384	956
	T-Gaia Corp.	75,600	955
	TV Asahi Holdings Corp.	75,600	954
	Computer Engineering & Consulting Ltd.	78,770	950
	Ichikoh Industries Ltd.	251,966	950
*	M&A Capital Partners Co. Ltd.	46,300	950
	Arisawa Manufacturing Co. Ltd.	123,600	946
	ESCON Japan REIT Investment Corp.	1,157	945
	Daito Pharmaceutical Co. Ltd.	57,300	943
*	Fujio Food Group Inc.	95,300	941
	Sanyo Chemical Industries Ltd.	30,754	936
*,2	giftee Inc.	79,504	936
	Shinko Shoji Co. Ltd.	116,800	933
	Weathernews Inc.	20,800	931
	Daiken Corp.	56,300	929
*	Kappa Create Co. Ltd.	85,588	929
	Godo Steel Ltd.	33,100	928
	G-Tekt Corp.	71,300	928
	Aisan Industry Co. Ltd.	112,000	927
	Kyokuyo Co. Ltd.	35,100	927
*,2	SRE Holdings Corp.	35,896	927
	Mie Kotsu Group Holdings Inc.	231,799	926
	Teikoku Sen-I Co. Ltd.	77,484	925
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	925
	Inageya Co. Ltd.	87,600	924

		Shares	Market Value ($000)
*,2	Demae-Can Co. Ltd.	268,800	924
	NS United Kaiun Kaisha Ltd.	34,300	923
	Vector Inc.	100,000	923
	Nafco Co. Ltd.	69,500	922
	Fukui Bank Ltd.	82,455	920
	Starzen Co. Ltd.	56,200	920
	EM Systems Co. Ltd.	153,600	920
	TechMatrix Corp.	83,900	920
	Sinanen Holdings Co. Ltd.	33,000	910
	Toyo Corp.	91,617	907
	Ines Corp.	89,100	904
	Oriental Shiraishi Corp.	410,694	898
	Denyo Co. Ltd.	58,400	897
	Marudai Food Co. Ltd.	82,718	895
	Sala Corp.	173,600	891
	Matsuyafoods Holdings Co. Ltd.	29,700	887
	Sumida Corp.	85,909	886
	Belluna Co. Ltd.	175,900	884
	Hoosiers Holdings Co. Ltd.	118,700	883
	AOKI Holdings Inc.	135,504	877
	Tokai Corp.	64,900	875
	Sparx Group Co. Ltd.	82,220	875
	Tsubaki Nakashima Co. Ltd.	150,900	873
	Pasona Group Inc.	73,500	871
	Pressance Corp.	61,148	871
	K&O Energy Group Inc.	52,300	869
	Halows Co. Ltd.	33,300	867
	Key Coffee Inc.	59,293	865
	Obara Group Inc.	29,540	863
	Macromill Inc.	154,200	859
	Sumitomo Riko Co. Ltd.	147,700	851
	FIDEA Holdings Co. Ltd.	80,820	846
	Riken Vitamin Co. Ltd.	57,700	843
	Xebio Holdings Co. Ltd.	104,108	833
*	Fujita Kanko Inc.	29,800	832
	Alpen Co. Ltd.	59,300	823
	Chori Co. Ltd.	39,800	820
	Nichiden Corp.	47,500	820
	Nippon Thompson Co. Ltd.	202,100	818
	Wellneo Sugar Co. Ltd.	55,625	815
	Fudo Tetra Corp.	60,820	809
	Union Tool Co.	34,800	806
	ES-Con Japan Ltd.	142,000	804
	Mitsuba Corp.	136,724	800
	Toyo Kanetsu KK	30,600	800
	Marusan Securities Co. Ltd.	214,855	798
	Futaba Corp.	227,832	796
	World Co. Ltd.	64,300	796
	Happinet Corp.	50,300	792
	J-Oil Mills Inc.	66,400	791
	Katakura Industries Co. Ltd.	69,492	790
	Daikokutenbussan Co. Ltd.	18,600	790
	Ehime Bank Ltd.	126,800	787
	France Bed Holdings Co. Ltd.	93,400	784
[2]	Takatori Corp.	18,390	784
	Akita Bank Ltd.	60,300	781
*	Istyle Inc.	226,800	778
*	Modec Inc.	73,888	777

		Shares	Market Value ($000)
	Dai-Dan Co. Ltd.	37,100	777
	Anest Iwata Corp.	92,900	767
	TOC Co. Ltd.	178,046	767
*	Nippon Chemi-Con Corp.	76,181	766
	Optorun Co. Ltd.	46,100	765
	Mars Group Holdings Corp.	36,000	764
	S-Pool Inc.	197,860	764
	Sun Corp.	55,500	761
	Achilles Corp.	70,900	759
	Onoken Co. Ltd.	63,100	754
	Kurimoto Ltd.	43,400	748
	Sagami Holdings Corp.	80,196	748
	Tokushu Tokai Paper Co. Ltd.	31,300	744
	ASKA Pharmaceutical Holdings Co. Ltd.	67,800	744
[2]	Nippon Parking Development Co. Ltd.	491,400	741
	Rock Field Co. Ltd.	70,168	740
	Yorozu Corp.	112,176	740
	Nagatanien Holdings Co. Ltd.	48,500	739
	Towa Bank Ltd.	178,650	738
	Airtrip Corp.	40,018	729
	Nissei ASB Machine Co. Ltd.	25,200	727
*	Japan Display Inc.	2,647,900	727
	SB Technology Corp.	39,800	725
	Elan Corp.	116,700	724
	Canon Electronics Inc.	56,494	718
	Nihon Nohyaku Co. Ltd.	137,500	718
	Tonami Holdings Co. Ltd.	19,600	709
	KPP Group Holdings Co. Ltd.	158,815	708
	Fixstars Corp.	72,200	707
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	706
	Rheon Automatic Machinery Co. Ltd.	68,715	702
	Solasto Corp.	143,100	702
	Keiyo Co. Ltd.	116,600	701
	Yahagi Construction Co. Ltd.	74,400	701
	Shibusawa Warehouse Co. Ltd.	32,209	699
[2]	YA-MAN Ltd.	97,600	699
	Riken Technos Corp.	144,600	697
	Alpha Systems Inc.	28,900	693
	Nissin Corp.	37,400	691
	Avant Group Corp.	65,000	691
[2]	Remixpoint Inc.	441,602	690
	HI-LEX Corp.	82,500	687
	Kyokuto Securities Co. Ltd.	126,500	686
	Cawachi Ltd.	42,900	682
	ValueCommerce Co. Ltd.	71,200	681
	Osaki Electric Co. Ltd.	168,600	680
	Okabe Co. Ltd.	132,735	676
	Kamei Corp.	63,300	664
	Sakai Chemical Industry Co. Ltd.	47,409	662
	DKK Co. Ltd.	38,780	659
	Gakken Holdings Co. Ltd.	104,700	656
	Aiphone Co. Ltd.	37,200	655
	Japan Transcity Corp.	145,592	655
	Matsuda Sangyo Co. Ltd.	39,600	649
	CAC Holdings Corp.	53,100	643
	Kansai Food Market Ltd.	62,800	640
	Softcreate Holdings Corp.	53,478	639
	SIGMAXYZ Holdings Inc.	68,000	636

		Shares	Market Value ($000)
	Vital KSK Holdings Inc.	90,700	633
	Komatsu Matere Co. Ltd.	119,200	628
*,2	Tatsuta Electric Wire & Cable Co. Ltd.	125,000	628
*	Pacific Metals Co. Ltd.	53,608	627
	Furuno Electric Co. Ltd.	68,900	626
	Shinnihon Corp.	69,800	623
	Shikoku Bank Ltd.	94,940	622
	Tochigi Bank Ltd.	309,712	622
	Elematec Corp.	49,200	618
	Yurtec Corp.	99,400	618
	Riso Kyoiku Co. Ltd.	332,800	616
	Toho Zinc Co. Ltd.	49,378	615
	Cleanup Corp.	116,900	609
	Honeys Holdings Co. Ltd.	55,190	608
	Sankyo Seiko Co. Ltd.	125,197	607
	m-up Holdings Inc.	76,700	606
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	600
	Goldcrest Co. Ltd.	43,980	597
	Hochiki Corp.	46,900	595
	Fukuda Corp.	16,800	589
*	Sourcenext Corp.	385,400	586
	YAKUODO Holdings Co. Ltd.	32,800	584
	Chiyoda Integre Co. Ltd.	33,000	570
	Carta Holdings Inc.	64,500	570
	Icom Inc.	28,500	569
	Shindengen Electric Manufacturing Co. Ltd.	24,600	567
	Ryoden Corp.	35,500	566
	Sankyo Tateyama Inc.	83,600	566
*	Optim Corp.	82,338	566
	Airport Facilities Co. Ltd.	141,900	562
	Cosel Co. Ltd.	65,200	562
	CMK Corp.	155,200	559
	Stella Chemifa Corp.	25,400	559
	V Technology Co. Ltd.	32,100	559
	Itochu-Shokuhin Co. Ltd.	14,400	549
*	PIA Corp.	23,100	549
	Shimizu Bank Ltd.	49,800	536
[2]	IR Japan Holdings Ltd.	46,000	535
	Toenec Corp.	20,200	534
	Chubu Shiryo Co. Ltd.	68,600	529
	Hokkaido Gas Co. Ltd.	30,800	527
	Riken Corp.	22,400	526
	Tekken Corp.	36,600	526
	Kanaden Corp.	55,800	525
	JDC Corp.	121,600	522
	Proto Corp.	57,600	516
	CI Takiron Corp.	126,900	515
	G-7 Holdings Inc.	58,200	512
	Shinwa Co. Ltd.	32,400	511
	Sanshin Electronics Co. Ltd.	33,400	510
	Yukiguni Maitake Co. Ltd.	78,200	509
	Pole To Win Holdings Inc.	105,500	500
[2]	Sanei Architecture Planning Co. Ltd.	45,800	494
	Nichiban Co. Ltd.	34,300	490
	Tv Tokyo Holdings Corp.	20,100	490
[2]	BRONCO BILLY Co. Ltd.	24,200	487
[2]	JM Holdings Co. Ltd.	35,700	487
	Fujiya Co. Ltd.	28,900	486

		Shares	Market Value ($000)
	Tayca Corp.	46,232	486
	Asahi Co. Ltd.	55,000	485
	Kyosan Electric Manufacturing Co. Ltd.	129,100	481
	Shimojima Co. Ltd.	62,300	480
	Link & Motivation Inc.	158,300	478
	Takaoka Toko Co. Ltd.	31,900	477
	Sanoh Industrial Co. Ltd.	78,000	474
	World Holdings Co. Ltd.	25,200	473
	Taki Chemical Co. Ltd.	16,200	472
	Midac Holdings Co. Ltd.	41,310	470
	Kyodo Printing Co. Ltd.	20,600	469
	Kawada Technologies Inc.	11,500	469
[2]	NEC Capital Solutions Ltd.	20,400	466
	LIFULL Co. Ltd.	215,900	465
	CMIC Holdings Co. Ltd.	33,300	461
	Tomoku Co. Ltd.	29,100	455
	Ichiyoshi Securities Co. Ltd.	96,700	454
	Chiyoda Co. Ltd.	64,200	453
	Dai Nippon Toryo Co. Ltd.	67,000	453
[2]	Studio Alice Co. Ltd.	29,800	453
*,2	MedPeer Inc.	62,800	452
	Kitanotatsujin Corp.	263,000	448
	Daido Metal Co. Ltd.	119,200	446
	Central Security Patrols Co. Ltd.	21,595	445
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	442
	Aichi Corp.	69,900	441
	LEC Inc.	69,648	440
	Okuwa Co. Ltd.	71,500	438
	Marvelous Inc.	88,000	435
	SRA Holdings	19,100	433
	Nippon Rietec Co. Ltd.	43,100	432
	Moriroku Holdings Co. Ltd.	29,100	429
	Advan Group Co. Ltd.	60,400	422
	Hodogaya Chemical Co. Ltd.	17,500	422
	Kintetsu Department Store Co. Ltd.	24,500	422
	Tosho Co. Ltd.	41,800	422
	Toa Corp. (XTKS)	58,900	420
	Feed One Co. Ltd.	77,820	420
	JP-Holdings Inc.	180,300	415
	Bank of Saga Ltd.	32,100	412
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	411
	JSP Corp.	30,700	406
[2]	Inui Global Logistics Co. Ltd.	43,808	404
	Koatsu Gas Kogyo Co. Ltd.	73,900	403
	Tokyo Energy & Systems Inc.	57,500	402
	GMO GlobalSign Holdings KK	18,778	402
	Aeon Fantasy Co. Ltd.	19,800	397
*	Jamco Corp.	33,800	395
	Seika Corp.	27,900	395
[2]	Nakayama Steel Works Ltd.	61,200	394
	Aruhi Corp.	55,126	392
	Direct Marketing MiX Inc.	69,900	391
	Maezawa Kyuso Industries Co. Ltd.	47,000	390
*	Akebono Brake Industry Co. Ltd.	375,983	386
*	Nippon Coke & Engineering Co. Ltd.	494,700	386
	Nitto Kohki Co. Ltd.	28,100	382
*,2	Open Door Inc.	43,200	379
*	WATAMI Co. Ltd.	59,400	377

		Shares	Market Value ($000)
	Melco Holdings Inc.	16,600	373
	CTS Co. Ltd.	69,742	370
	Taisei Lamick Co. Ltd.	17,100	365
	Iseki & Co. Ltd.	40,887	362
*	KNT-CT Holdings Co. Ltd.	35,800	362
	Fuji Pharma Co. Ltd.	43,800	360
	Osaka Steel Co. Ltd.	31,000	358
	Yamashin-Filter Corp.	165,800	357
	Maxvalu Tokai Co. Ltd.	18,200	357
*	Net Protections Holdings Inc.	153,100	355
	Hisaka Works Ltd.	54,100	354
	Ebase Co. Ltd.	68,800	350
	Okura Industrial Co. Ltd.	20,700	348
[2]	Kamakura Shinsho Ltd.	69,600	346
*	TerraSky Co. Ltd.	22,910	345
[2]	Ministop Co. Ltd.	33,100	343
*	Media Do Co. Ltd.	35,721	341
	Furukawa Battery Co. Ltd.	46,455	332
	Fukui Computer Holdings Inc.	17,900	330
	Amuse Inc.	26,700	330
	Fibergate Inc.	33,349	330
	Japan Best Rescue System Co. Ltd.	59,965	329
	Kenko Mayonnaise Co. Ltd.	35,300	327
	Raccoon Holdings Inc.	65,162	327
	ST Corp.	30,300	325
	Nihon Tokushu Toryo Co. Ltd.	40,500	323
	Arakawa Chemical Industries Ltd.	44,600	322
	FAN Communications Inc.	111,900	322
*	Atrae Inc.	56,816	319
	Digital Holdings Inc.	40,945	308
	Rokko Butter Co. Ltd.	33,000	307
	WDB Holdings Co. Ltd.	20,712	306
	Tsutsumi Jewelry Co. Ltd.	18,200	305
	Medical Data Vision Co. Ltd.	61,800	303
	Artnature Inc.	54,800	301
	Corona Corp.	46,600	299
	Nihon Chouzai Co. Ltd.	34,900	296
[2]	Kojima Co. Ltd.	63,300	295
	Hito Communications Holdings Inc.	26,766	292
[2]	Pronexus Inc.	39,035	290
	Sekisui Kasei Co. Ltd.	90,300	288
	Fuso Pharmaceutical Industries Ltd.	19,700	286
	Yushin Precision Equipment Co. Ltd.	55,200	286
	Hokkan Holdings Ltd.	28,200	279
	MTI Ltd.	70,000	277
	Nisso Corp.	44,600	276
	Nihon Trim Co. Ltd.	11,900	272
	DKS Co. Ltd.	22,000	272
	BrainPad Inc.	41,157	270
	Nippon Sharyo Ltd.	18,500	265
	Central Sports Co. Ltd.	15,675	264
	Inaba Seisakusho Co. Ltd.	24,400	263
*,2	FDK Corp.	41,914	261
*	Gurunavi Inc.	93,300	252
	Ohara Inc.	24,388	241
*	RPA Holdings Inc.	86,600	238
	Takamiya Co. Ltd.	62,800	234
*	Unitika Ltd.	140,200	231

		Shares	Market Value ($000)
*	Taiko Pharmaceutical Co. Ltd.	93,037	230
	V-Cube Inc.	71,321	230
	Enigmo Inc.	83,000	229
	Gecoss Corp.	34,200	225
	Taiho Kogyo Co. Ltd.	37,900	223
	Japan Medical Dynamic Marketing Inc.	32,118	222
	Oro Co. Ltd.	16,667	220
*	KLab Inc.	104,260	219
	Chuo Spring Co. Ltd.	43,600	215
	I-PEX Inc.	22,900	215
	Akatsuki Inc.	14,200	211
*	Daisyo Corp.	25,700	210
[2]	Tokyo Rakutenchi Co. Ltd.	6,900	200
[2]	Tess Holdings Co. Ltd.	48,400	196
*	Kourakuen Holdings Corp.	26,400	190
*,2	CHIMNEY Co. Ltd.	20,000	190
	Ubicom Holdings Inc.	18,700	188
	Kanamic Network Co. Ltd.	56,600	186
[2]	Tokyo Individualized Educational Institute Inc.	55,312	184
	A&D HOLON Holdings Co. Ltd.	13,400	177
*	Gunosy Inc.	42,000	171
	Wowow Inc.	20,400	167
	Linical Co. Ltd.	28,300	157
*	COOKPAD Inc.	137,800	154
[2]	Tokyo Base Co. Ltd.	62,300	150
	Robot Home Inc.	94,100	131
*,2	Right On Co. Ltd.	28,800	120
	Shibaura Electronics Co. Ltd.	2,300	116
	Yamae Group Holdings Co. Ltd.	4,500	105
	Yamaichi Electronics Co. Ltd.	6,000	96
*	Tess Holdings Co. Ltd. Rights	48,400	57
			1,462,554
Kuwait (0.2%)
	National Industries Group Holding SAK	7,101,305	5,366
*	Kuwait Projects Co. Holding KSCP	7,805,333	3,303
	Warba Bank KSCP	4,334,252	2,978
	Boursa Kuwait Securities Co. KPSC	404,603	2,510
	Kuwait Telecommunications Co.	1,221,066	2,326
	Salhia Real Estate Co. KSCP	1,488,015	2,300
	Jazeera Airways Co. KSCP	288,957	1,881
	Kuwait International Bank KSCP	2,900,101	1,576
*	National Real Estate Co. KPSC	4,381,384	1,288
	Integrated Holding Co. KCSC	652,260	860
*	Alimtiaz Investment Group KSC	3,634,723	840
			25,228
Malaysia (0.7%)
	Inari Amertron Bhd.	12,105,600	8,110
	TIME dotCom Bhd.	4,164,800	4,959
	Yinson Holdings Bhd.	7,815,640	4,420
	My EG Services Bhd.	19,693,500	3,344
	Bursa Malaysia Bhd.	2,042,754	3,040
	Frontken Corp. Bhd.	4,032,550	2,900
	Sunway REIT	7,829,900	2,623
	Pentamaster Corp. Bhd.	2,243,350	2,610
	ViTrox Corp. Bhd.	1,466,500	2,555
	United Plantations Bhd.	652,500	2,312
	KPJ Healthcare Bhd.	9,030,500	2,305

		Shares	Market Value ($000)
	D&O Green Technologies Bhd.	2,467,000	2,152
*	Chin Hin Group Bhd.	2,203,100	2,111
	VS Industry Bhd.	10,453,350	2,076
	Malaysian Pacific Industries Bhd.	317,500	2,064
	CTOS Digital Bhd.	6,646,400	2,064
	Genting Plantations Bhd.	1,516,973	2,056
	Scientex Bhd.	2,552,600	2,016
	Axis REIT	4,789,600	1,934
*	PMB Technology Bhd.	2,142,946	1,877
	UMW Holdings Bhd.	1,926,300	1,765
*	Bumi Armada Bhd.	14,204,800	1,640
	Mega First Corp. Bhd.	2,218,700	1,628
	Kossan Rubber Industries Bhd.	4,840,600	1,535
*	Greatech Technology Bhd.	1,450,400	1,480
	Malaysia Building Society Bhd.	8,234,300	1,424
	BerMaz Auto Bhd.	3,120,240	1,419
	Hibiscus Petroleum Bhd.	6,291,700	1,300
	Padini Holdings Bhd.	1,330,200	1,175
*	Dagang NeXchange Bhd.	10,514,200	1,108
	DRB-Hicom Bhd.	3,156,427	1,036
	Supermax Corporation Bhd.	5,263,400	987
	UWC Bhd.	1,315,500	981
	Berjaya Sports Toto Bhd.	2,817,340	913
*	Berjaya Corp. Bhd.	12,732,763	833
	Cahya Mata Sarawak Bhd.	3,377,900	794
	SP Setia Bhd. Group	5,496,600	768
*	Velesto Energy Bhd.	13,367,580	683
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	680
	Malaysian Resources Corp. Bhd.	7,777,538	656
	UEM Sunrise Bhd.	4,848,300	517
[1]	Lotte Chemical Titan Holding Bhd.	1,843,705	467
	WCT Holdings Bhd.	2,548,151	254
*	Hong Seng Consolidated Bhd.	9,046,100	130
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	33
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	14
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	7
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	1
			81,756
Mexico (0.5%)
	Corp. Inmobiliaria Vesta SAB de CV	2,955,042	10,721
*	Alsea SAB de CV	1,977,200	6,861
	TF Administradora Industrial S de RL de CV	3,082,613	6,268
[1]	Macquarie Mexico Real Estate Management SA de CV	2,917,502	5,661
	Gentera SAB de CV	3,790,425	4,917
	La Comer SAB de CV	1,805,207	4,488
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,608,398	4,340
	Bolsa Mexicana de Valores SAB de CV	1,799,566	3,815
*,1	Grupo Traxion SAB de CV	1,350,749	2,895
	Genomma Lab Internacional SAB de CV Class B	2,990,380	2,680
*,1	Nemak SAB de CV	8,214,187	1,972
*	Grupo Rotoplas SAB de CV	632,563	1,017
			55,635
Netherlands (0.9%)
	Arcadis NV	277,750	12,177
	SBM Offshore NV	598,295	8,692
	TKH Group NV	160,984	8,400
*	Fugro NV	440,886	7,862

		Shares	Market Value ($000)
*,2	Galapagos NV	186,930	7,856
*,1,2	Basic-Fit NV	200,846	6,779
*,1,2	Alfen NV	83,836	5,818
	Corbion NV	230,825	5,424
	APERAM SA	167,801	5,296
	Eurocommercial Properties NV	198,714	5,023
	AMG Critical Materials NV	122,282	4,999
[2]	PostNL NV	1,453,732	2,952
	Sligro Food Group NV	138,541	2,675
	Wereldhave NV	149,424	2,670
	Majorel Group Luxembourg SA Class B	81,587	2,606
*	TomTom NV	252,202	2,203
	Flow Traders Ltd.	101,078	2,199
	Koninklijke BAM Groep NV	915,183	2,129
	NSI NV	65,075	1,369
	Vastned Retail NV	60,005	1,339
	Brunel International NV	86,518	1,204
*,2	Ebusco Holding NV	42,057	372
[1]	B&S Group Sarl	77,048	339
	Van Lanschot Kempen NV	6,485	212
			100,595
New Zealand (0.5%)
	Chorus Ltd.	1,739,722	9,294
	Goodman Property Trust	4,351,774	6,110
	Summerset Group Holdings Ltd.	875,734	5,604
	Precinct Properties Group	5,113,857	4,273
	Freightways Group Ltd.	674,747	3,589
	Genesis Energy Ltd.	2,016,780	3,397
	Vital Healthcare Property Trust	1,820,814	2,681
	Heartland Group Holdings Ltd.	2,239,359	2,504
	Argosy Property Ltd.	3,185,492	2,414
	Vector Ltd.	923,349	2,323
	Stride Property Group	2,066,989	1,964
	Skellerup Holdings Ltd.	630,814	1,749
	KMD Brands Ltd.	1,956,322	1,106
	Oceania Healthcare Ltd.	2,341,042	1,105
	Scales Corp. Ltd.	419,772	863
	SKY Network Television Ltd.	488,172	758
*	Synlait Milk Ltd.	446,695	451
*	Pacific Edge Ltd.	2,257,469	188
			50,373
Norway (1.4%)
	Storebrand ASA	1,792,813	15,671
	Subsea 7 SA	912,492	12,263
	Bakkafrost P/F	195,745	11,391
	SpareBank 1 SR-Bank ASA	700,203	9,037
*,2	NEL ASA	6,126,491	8,309
*	Borr Drilling Ltd.	883,885	7,539
	SpareBank 1 SMN	480,563	6,734
	Borregaard ASA	390,611	6,375
	TGS ASA	466,902	6,232
	Hafnia Ltd.	945,694	5,140
*	Kahoot! ASA	1,483,465	5,103
	Veidekke ASA	428,448	4,831
	Aker Solutions ASA	1,015,992	4,516
*	Atea ASA	325,983	4,427
[1]	Scatec ASA	479,500	4,008

		Shares	Market Value ($000)
[1]	Europris ASA	623,064	3,780
	FLEX LNG Ltd.	109,861	3,484
*,1	Crayon Group Holding ASA	326,626	3,478
[1]	BW LPG Ltd.	311,749	3,336
	MPC Container Ships ASA	1,545,546	2,883
	Wallenius Wilhelmsen ASA	406,019	2,819
	Austevoll Seafood ASA	345,106	2,591
[1]	Elkem ASA	1,054,610	2,502
	DNO ASA	2,081,224	2,258
	Stolt-Nielsen Ltd.	83,608	2,067
[1]	Entra ASA	203,154	1,982
*	Aker Carbon Capture ASA	1,264,269	1,918
	Bonheur ASA	73,932	1,858
	Grieg Seafood ASA	204,778	1,476
	Wilh Wilhelmsen Holding ASA Class A	50,827	1,387
	Sparebank 1 Oestlandet	109,075	1,371
	Hoegh Autoliners ASA	235,723	1,362
*	Hexagon Composites ASA	372,527	1,112
	BW Offshore Ltd.	372,352	1,020
*	BW Energy Ltd.	238,489	709
	Protector Forsikring ASA	40,052	654
	Arendals Fossekompani ASA	38,006	633
*	Aker Horizons ASA	772,830	452
*	Hexagon Purus ASA	127,857	260
			156,968
Pakistan (0.1%)
*	Lucky Cement Ltd.	819,896	1,682
	Hub Power Co. Ltd.	4,765,529	1,425
	Engro Corp. Ltd.	1,203,707	1,066
	MCB Bank Ltd.	1,860,210	956
	Pakistan Oilfields Ltd.	508,586	785
	Habib Bank Ltd.	2,242,766	761
*	TRG Pakistan	1,958,910	719
	Pakistan State Oil Co. Ltd.	1,297,746	622
	Engro Fertilizers Ltd.	2,089,103	598
	Fauji Fertilizer Co. Ltd.	1,386,469	486
	United Bank Ltd.	906,860	480
	Millat Tractors Ltd.	298,954	412
	Systems Ltd.	220,522	342
*	Searle Co. Ltd.	171,304	28
*	National Bank of Pakistan	224,500	19
			10,381
Philippines (0.2%)
	Security Bank Corp.	1,790,199	2,707
	Wilcon Depot Inc.	5,265,600	2,191
	Robinsons Retail Holdings Inc.	2,203,980	2,190
	Robinson's Land Corp.	7,295,297	1,994
	Century Pacific Food Inc.	4,033,400	1,911
	AREIT Inc.	2,887,700	1,746
	Manila Water Co. Inc.	4,341,285	1,510
	RL Commercial REIT Inc.	14,581,500	1,407
	D&L Industries Inc.	7,925,400	1,043
	First Gen Corp.	1,848,087	683
*	Cebu Air Inc.	519,080	355
	Filinvest Land Inc.	4,667,660	59
	Vista Land & Lifescapes Inc.	1,403,648	40
			17,836

		Shares	Market Value ($000)
Poland (0.7%)
	CD Projekt SA	249,850	10,194
*	KRUK SA	67,811	7,403
*	PGE Polska Grupa Energetyczna SA	3,398,980	7,230
*	mBank SA	50,253	5,999
*	Alior Bank SA	361,080	5,230
	Orange Polska SA	2,631,726	4,844
	Asseco Poland SA	225,051	4,484
*	Bank Millennium SA	2,361,721	3,861
	Cyfrowy Polsat SA	934,926	3,767
*	Tauron Polska Energia SA	3,702,507	3,442
	Bank Handlowy w Warszawie SA	121,020	2,717
*	Enea SA	967,413	2,126
*	CCC SA	163,276	2,118
*,2	Jastrzebska Spolka Weglowa SA	204,424	2,089
*	AmRest Holdings SE	271,374	1,892
*	Grupa Azoty SA	184,529	1,241
*	Grupa Kety SA	4,499	778
	Warsaw Stock Exchange	75,126	713
	Ciech SA	56,841	680
*	Kernel Holding SA	79,625	270
*,3	CAPITEA SA	103,234	97
			71,175
Portugal (0.3%)
*	Banco Comercial Portugues SA Class R	29,655,507	8,099
	REN - Redes Energeticas Nacionais SGPS SA	1,479,343	4,040
	Sonae SGPS SA	3,564,348	3,875
[2]	Navigator Co. SA	973,531	3,412
	NOS SGPS SA	755,680	2,869
	CTT-Correios de Portugal SA	580,455	2,291
*,2	Greenvolt-Energias Renovaveis SA	241,704	1,689
	Corticeira Amorim SGPS SA	124,358	1,410
[2]	Altri SGPS SA	267,201	1,257
	Semapa-Sociedade de Investimento e Gestao	49,025	711
			29,653
Qatar (0.1%)
	United Development Co. QSC	7,238,010	2,425
	Gulf International Services QSC	3,401,641	1,936
	Al Meera Consumer Goods Co. QSC	379,062	1,490
	Medicare Group	771,958	1,336
			7,187
Romania (0.0%)
*	Teraplast SA	3,866,662	432
Russia (0.0%)
*,3	Mechel PJSC Preference Shares	434,330	—
*,1,3	Detsky Mir PJSC	2,390,633	—
[3]	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
[3]	Rosseti Lenenergo PJSC Preference Shares	305,131	—
[3]	LSR Group PJSC Class A	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
[3]	Samolet Group	30,568	—
[3]	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
[3]	Bank St. Petersburg PJSC	642,145	—
[3]	IDGC of Centre and Volga Region PJSC	236,900,000	—

		Shares	Market Value ($000)
[3]	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.6%)
	Al Hammadi Holding	302,236	4,735
	Aldrees Petroleum and Transport Services Co.	139,921	4,456
	Leejam Sports Co. JSC	99,739	3,924
	Astra Industrial Group	131,699	3,121
	Al-Dawaa Medical Services Co.	115,115	3,120
	National Medical Care Co.	84,493	3,059
*	Saudi Ground Services Co.	344,794	2,905
*	Middle East Healthcare Co.	163,330	2,809
	Al Masane Al Kobra Mining Co.	123,828	2,670
	United International Transportation Co.	141,208	2,602
*	National Agriculture Development Co.	191,579	2,551
	National Gas & Industrialization Co.	135,968	2,427
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	228,144	2,409
	Jadwa REIT Saudi Fund	631,260	2,103
	Arabian Cement Co.	191,721	1,998
*	Saudi Real Estate Co.	550,452	1,972
	Eastern Province Cement Co.	163,137	1,967
	Saudi Chemical Co. Holding	1,533,430	1,901
	Arriyadh Development Co.	323,773	1,730
	Riyadh Cables Group Co.	91,177	1,554
	City Cement Co.	254,398	1,546
	Najran Cement Co.	357,901	1,263
*	Dur Hospitality Co.	162,788	1,211
	Saudi Ceramic Co.	147,491	1,195
*	Saudi Public Transport Co.	241,736	1,143
	Northern Region Cement Co.	371,829	1,130
	Bawan Co.	106,912	1,028
	Herfy Food Services Co.	85,395	846
*	Methanol Chemicals Co.	123,062	803
*	Zamil Industrial Investment Co.	117,943	760
*	Aseer Trading Tourism & Manufacturing Co.	224,947	759
	Arabian Contracting Services Co.	14,127	745
*	Mediterranean & Gulf Insurance & Reinsurance Co.	204,479	730
*	Fawaz Abdulaziz Al Hokair & Co. Class C	171,223	706
*	Tabuk Cement Co.	146,229	615
*	Al Jouf Cement Co.	176,654	577
	Hail Cement Co.	165,567	558
			69,628
Singapore (0.7%)
	Frasers Centrepoint Trust	4,154,608	6,785
	ESR-LOGOS REIT	24,135,584	6,260
	Keppel Infrastructure Trust	14,257,368	5,463
	Parkway Life REIT	1,533,181	4,475
	Raffles Medical Group Ltd.	3,763,984	3,966
	Lendlease Global Commercial REIT	7,304,619	3,736
	CapitaLand China Trust	4,318,699	3,381
	PARAGON REIT	4,393,200	3,157
	Capitaland India Trust	3,667,410	3,144
	CDL Hospitality Trusts	3,491,342	3,125
[2]	AEM Holdings Ltd.	1,085,600	3,080
	iFAST Corp. Ltd.	630,600	2,684
	AIMS APAC REIT	2,352,658	2,213
	Cromwell European REIT	1,229,240	2,176
	First Resources Ltd.	1,898,529	2,157

		Shares	Market Value ($000)
	Starhill Global REIT	5,394,608	2,089
	Sheng Siong Group Ltd.	1,638,700	2,021
	Far East Hospitality Trust	4,115,400	1,996
	OUE Commercial REIT	7,810,309	1,820
	UMS Holdings Ltd.	1,697,700	1,405
	Digital Core REIT Management Pte. Ltd.	2,506,600	1,254
	Hour Glass Ltd.	761,200	1,190
	Keppel Pacific Oak US REIT	3,170,000	1,046
	Riverstone Holdings Ltd.	1,877,000	884
	First REIT	3,903,172	763
	Nanofilm Technologies International Ltd.	866,000	743
	Manulife US REIT	6,221,088	653
	Silverlake Axis Ltd.	2,343,207	511
	Prime US REIT	2,331,469	424
	Bumitama Agri Ltd.	938,600	403
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	369
*	Yoma Strategic Holdings Ltd.	4,687,430	352
*	Golden Energy & Resources Ltd.	2,036,000	276
*,2,3	Ezra Holdings Ltd.	4,500,399	37
*,3	Eagle Hospitality Trust	2,004,300	—
			74,038
South Africa (0.6%)
	Truworths International Ltd.	1,479,320	5,945
	SPAR Group Ltd.	762,388	4,599
	Thungela Resources Ltd.	537,750	4,030
	Barloworld Ltd.	728,318	3,415
*	Fortress Real Estate Investments Ltd. Class B	11,544,371	3,278
	Motus Holdings Ltd.	543,221	3,206
[2]	Vukile Property Fund Ltd.	3,776,109	2,768
	Resilient REIT Ltd.	1,121,138	2,710
	Hyprop Investments Ltd.	1,440,462	2,569
	Super Group Ltd.	1,332,763	2,559
	AECI Ltd.	454,961	2,400
*	Omnia Holdings Ltd.	664,859	2,192
	MAS Real Estate Inc.	1,698,489	1,988
	Ninety One Ltd.	908,964	1,981
	Reunert Ltd.	557,702	1,878
	Equites Property Fund Ltd.	2,951,315	1,872
*	Telkom SA SOC Ltd.	1,130,256	1,861
	DRDGOLD Ltd.	1,578,551	1,735
	JSE Ltd.	321,508	1,648
	Coronation Fund Managers Ltd.	828,739	1,524
*	Fortress Real Estate Investments Ltd. Class A	2,010,044	1,447
	Sun International Ltd.	720,101	1,426
	DataTec Ltd.	703,518	1,386
	KAP Ltd.	8,874,357	1,337
	Astral Foods Ltd.	144,318	1,317
	Tsogo Sun Ltd.	1,703,310	1,194
	Attacq Ltd.	2,449,091	1,173
*	Wilson Bayly Holmes-Ovcon Ltd.	187,599	1,137
	Investec Property Fund Ltd.	2,118,501	940
	Adcock Ingram Holdings Ltd.	301,987	934
	Curro Holdings Ltd.	1,881,911	908
	Raubex Group Ltd.	556,499	811
	SA Corporate Real Estate Ltd.	7,408,237	779
	Emira Property Fund Ltd.	1,132,128	522
	Cashbuild Ltd.	48,629	440

		Shares	Market Value ($000)
*	Blue Label Telecoms Ltd.	1,810,965	338
			70,247
South Korea (5.0%)
[2]	Ecopro Co. Ltd.	73,856	69,961
*,2	Kum Yang Co. Ltd.	113,621	14,219
	JYP Entertainment Corp.	104,919	11,233
*	CosmoAM&T Co. Ltd.	78,009	11,123
*	Hyundai Rotem Co. Ltd.	279,693	6,879
	Hanmi Semiconductor Co. Ltd.	171,220	6,516
[2]	DB HiTek Co. Ltd.	137,144	6,355
*	W Scope Chungju Plant Co. Ltd.	86,698	5,850
[2]	Posco DX Co. Ltd.	197,872	5,392
	Youngone Corp.	115,614	5,239
[2]	LS Electric Co. Ltd.	60,515	5,016
	HD Hyundai Electric Co Ltd.	82,836	4,828
[2]	Hansol Chemical Co. Ltd.	30,864	4,744
[2]	LEENO Industrial Inc.	34,304	4,538
[2]	CS Wind Corp.	77,480	4,508
[2]	SM Entertainment Co. Ltd.	43,925	4,507
[2]	Hyosung Advanced Materials Corp. Class C	11,860	4,418
	People & Technology Inc.	71,192	4,390
[2]	WONIK IPS Co. Ltd.	136,861	4,055
[2]	Eo Technics Co. Ltd.	32,043	4,025
*,2	Cosmochemical Co. Ltd.	91,546	3,991
	KIWOOM Securities Co. Ltd.	52,229	3,982
[2]	Dongjin Semichem Co. Ltd.	118,906	3,954
[2]	Advanced Nano Products Co. Ltd.	28,802	3,718
	JB Financial Group Co. Ltd.	550,236	3,692
	Daeduck Electronics Co. Ltd.	128,983	3,669
	LX Semicon Co. Ltd.	43,855	3,522
[2]	Soulbrain Co. Ltd.	16,028	3,429
*	Hyosung Heavy Industries Corp.	24,736	3,385
	Hyundai Autoever Corp.	27,825	3,341
[2]	Medytox Inc.	19,010	3,240
*,2	Oscotec Inc.	116,068	3,155
	Hyundai Elevator Co. Ltd.	94,739	3,105
*,2	Bioneer Corp.	85,093	3,104
	Hyosung TNC Corp.	11,580	3,081
*	SOLUM Co. Ltd.	140,261	3,054
	Kolon Industries Inc.	74,646	3,028
[2]	Daejoo Electronic Materials Co. Ltd.	37,667	2,977
	Hyundai Construction Equipment Co. Ltd.	45,482	2,916
[2]	Ecopro HN Co. Ltd.	40,179	2,867
[2]	KEPCO Engineering & Construction Co. Inc.	48,043	2,850
[2]	Jusung Engineering Co. Ltd.	130,013	2,836
	Hanwha Systems Co. Ltd.	234,016	2,792
	Dentium Co. Ltd.	24,395	2,751
	HAESUNG DS Co. Ltd.	44,900	2,713
*,2	Sam Chun Dang Pharm Co. Ltd.	54,053	2,705
[2]	Park Systems Corp.	16,737	2,653
*,2	Hyundai Bioscience Co. Ltd.	135,994	2,651
[2]	LX International Corp.	85,850	2,590
[2]	PharmaResearch Co. Ltd.	24,513	2,561
*,2	Cosmax Inc.	31,688	2,549
*	Hanall Biopharma Co. Ltd.	135,464	2,546
[2]	Koh Young Technology Inc.	232,153	2,519
[2]	S&S Tech Corp.	59,193	2,517
*,2	Doosan Fuel Cell Co. Ltd.	116,683	2,490

		Shares	Market Value ($000)
	LIG Nex1 Co. Ltd.	41,276	2,484
[2]	Chunbo Co. Ltd.	16,419	2,455
	YG Entertainment Inc.	41,012	2,451
*,2	HLB Life Science Co. Ltd.	326,152	2,325
[2]	Kolmar Korea Co. Ltd.	59,219	2,245
[2]	SFA Engineering Corp.	76,743	2,216
[2]	Hana Micron Inc.	130,994	2,205
	Daishin Securities Co. Ltd.	204,104	2,158
*,2	Sungeel Hitech Co. Ltd.	19,216	2,118
[2]	Foosung Co. Ltd.	196,995	2,094
	ST Pharm Co. Ltd.	35,164	2,084
	Chong Kun Dang Pharmaceutical Corp.	33,708	2,040
*,2	Eoflow Co. Ltd.	91,924	2,017
[2]	Poongsan Corp.	67,837	1,996
*,2	Mezzion Pharma Co. Ltd.	61,131	1,970
[2]	SIMMTECH Co. Ltd.	67,439	1,949
*,2	LegoChem Biosciences Inc.	69,968	1,935
*,2	Kumho Tire Co. Inc.	543,922	1,933
*,2	STCUBE	180,830	1,915
[2]	Doosan Co. Ltd.	22,571	1,886
	Korean Reinsurance Co.	345,509	1,874
*	SK oceanplant Co. Ltd.	104,808	1,872
[2]	BH Co. Ltd.	97,020	1,825
*,2	Chabiotech Co. Ltd.	184,532	1,818
*	Hugel Inc.	21,449	1,815
*,2	Creative & Innovative System	181,523	1,774
[2]	Innox Advanced Materials Co. Ltd.	50,248	1,773
[2]	SL Corp.	59,546	1,756
	i-SENS Inc.	67,791	1,732
	JW Pharmaceutical Corp.	51,620	1,722
*,2	Hana Tour Service Inc.	44,786	1,708
[2]	Doosan Tesna Inc.	43,910	1,695
[2]	Intellian Technologies Inc.	27,655	1,687
[2]	Sungwoo Hitech Co. Ltd.	171,307	1,684
*	Sambu Engineering & Construction Co. Ltd.	565,614	1,675
[2]	HDC Hyundai Development Co-Engineering & Construction Class E	204,638	1,664
*,2	Myoung Shin Industrial Co. Ltd.	101,273	1,618
[2]	AfreecaTV Co. Ltd.	27,790	1,592
[2]	Com2uSCorp	36,931	1,579
*,2	Duk San Neolux Co. Ltd.	49,539	1,565
[2]	Hyosung Corp.	33,066	1,563
*,2	Enchem Co. Ltd.	28,053	1,552
[2]	TKG Huchems Co. Ltd.	88,497	1,543
	SK REITs Co. Ltd.	429,934	1,539
*,2	GemVax & Kael Co. Ltd.	149,278	1,528
	Innocean Worldwide Inc.	48,948	1,525
*,2	Taihan Electric Wire Co. Ltd.	146,633	1,498
*,2	IS Dongseo Co. Ltd.	55,958	1,488
	Douzone Bizon Co. Ltd.	68,415	1,472
[2]	Tokai Carbon Korea Co. Ltd.	18,731	1,457
[2]	HK inno N Corp.	55,568	1,455
[2]	Samyang Foods Co. Ltd.	15,180	1,439
[2]	L&C Bio Co. Ltd.	48,115	1,431
*,2	ABLBio Inc.	95,206	1,430
	Han Kuk Carbon Co. Ltd.	126,510	1,429
[2]	Eugene Technology Co. Ltd.	49,569	1,426
	ESR Kendall Square REIT Co. Ltd.	454,039	1,413
[2]	Daewoong Pharmaceutical Co. Ltd.	17,595	1,407

		Shares	Market Value ($000)
[2]	Youlchon Chemical Co. Ltd.	49,563	1,403
*,2	SFA Semicon Co. Ltd.	272,456	1,311
	JR Global REIT	407,952	1,290
*	Jeju Air Co. Ltd.	125,398	1,285
*	Peptron Inc.	70,445	1,281
*,2	Dawonsys Co. Ltd.	116,231	1,280
*	Shinsung E&G Co. Ltd.	556,229	1,270
	Youngone Holdings Co. Ltd.	20,975	1,268
	Korea Petrochemical Ind Co. Ltd.	12,024	1,265
[2]	Seoul Semiconductor Co. Ltd.	137,019	1,258
	Shinhan Alpha REIT Co. Ltd.	258,953	1,256
	LOTTE REIT Co. Ltd.	447,337	1,235
	Korea Electric Terminal Co. Ltd.	27,199	1,234
	Daou Technology Inc.	88,954	1,228
*,2	NKMax Co. Ltd.	116,441	1,215
[2]	DongKook Pharmaceutical Co. Ltd.	111,645	1,196
	SK Discovery Co. Ltd.	42,004	1,182
[2]	PI Advanced Materials Co. Ltd.	48,541	1,170
*	DIO Corp.	45,942	1,169
*	Seojin System Co. Ltd.	85,445	1,166
*	Neowiz	42,069	1,140
*	Pharmicell Co. Ltd.	211,277	1,132
	Samyang Holdings Corp.	19,731	1,121
	Advanced Process Systems Corp.	70,869	1,120
[2]	MegaStudyEdu Co. Ltd.	29,071	1,120
*,2	NEPES Corp.	62,567	1,101
*	Dongkuk Steel Mill Co. Ltd.	108,288	1,098
*,2	Amicogen Inc.	77,688	1,095
	Seah Besteel Holdings Corp.	48,973	1,080
*,2	Vaxcell-Bio Therapeutics Co. Ltd.	37,421	1,070
*,2	KMW Co. Ltd.	115,131	1,069
*	Asiana Airlines Inc.	121,767	1,066
[2]	Taekwang Industrial Co. Ltd.	2,276	1,066
[2]	NICE Information Service Co. Ltd.	144,592	1,064
	KCC Glass Corp.	31,390	1,064
[2]	Ahnlab Inc.	21,444	1,057
*,2	Eubiologics Co. Ltd.	190,738	1,048
*,2	Naturecell Co. Ltd.	168,797	1,039
*	Genexine Inc.	136,227	1,038
[2]	Sebang Global Battery Co. Ltd.	27,616	1,029
	Green Cross Holdings Corp.	93,682	1,007
	Eugene Investment & Securities Co. Ltd.	288,611	1,000
[2]	KH Vatec Co. Ltd.	67,729	997
	Harim Holdings Co. Ltd.	169,108	992
	LX Hausys Ltd.	22,513	983
[2]	Daesang Corp.	73,504	980
[2]	RFHIC Corp.	67,588	973
	GC Cell Corp.	32,805	967
[2]	DoubleUGames Co. Ltd.	30,675	965
	Mcnex Co. Ltd.	45,135	964
	LX Holdings Corp.	146,966	957
[2]	Partron Co. Ltd.	147,808	954
[2]	INTOPS Co. Ltd.	39,967	944
	SNT Motiv Co. Ltd.	24,925	944
*,2	Hanssem Co. Ltd.	25,852	940
*	GeneOne Life Science Inc.	277,462	937
	TK Corp.	55,768	924
*,2	Studio Dragon Corp.	23,277	923

		Shares	Market Value ($000)
	Hanjin Transportation Co. Ltd.	58,263	908
[2]	TES Co. Ltd.	49,761	887
*,2	Grand Korea Leisure Co. Ltd.	81,598	885
*,2	Lotte Tour Development Co. Ltd.	114,177	875
	Samwha Capacitor Co. Ltd.	28,104	863
	Hyundai Home Shopping Network Corp.	25,731	857
*,2	Wysiwyg Studios Co. Ltd.	363,100	838
	Hankook & Co. Co. Ltd.	92,671	834
	Young Poong Corp.	1,847	832
	Songwon Industrial Co. Ltd.	59,532	832
	SK Gas Ltd.	8,613	824
[2]	InBody Co. Ltd.	37,423	824
	Solid Inc.	208,238	824
	Lotte Rental Co. Ltd.	39,938	818
*,2	Ananti Inc.	154,821	816
	Handsome Co. Ltd.	49,758	809
*,2	Humasis Co. Ltd.	437,516	808
[2]	Zinus Inc.	41,120	806
	Hansae Co. Ltd.	56,311	792
*	Hanwha General Insurance Co. Ltd.	265,710	788
*	Il Dong Pharmaceutical Co. Ltd.	60,878	782
*	Korea Line Corp.	522,178	768
	Nexen Tire Corp.	113,929	767
[2]	Korea United Pharm Inc.	35,648	761
[2]	Orion Holdings Corp.	68,741	750
*	Hanwha Investment & Securities Co. Ltd.	383,737	747
	GOLFZON Co. Ltd.	9,827	745
	Daewoong Co. Ltd.	72,559	740
	Sung Kwang Bend Co. Ltd.	58,703	739
*,2	Binex Co. Ltd.	91,844	723
*	Cafe24 Corp.	72,626	723
	Dongwon Industries Co. Ltd.	23,273	721
*	Hancom Inc.	69,354	718
*	CJ CGV Co. Ltd.	97,783	714
*,2	Hyundai Green Food	78,353	712
*	Bukwang Pharmaceutical Co. Ltd.	134,499	704
*	CMG Pharmaceutical Co. Ltd.	383,090	693
[2]	ENF Technology Co. Ltd.	36,512	692
	Samchully Co. Ltd.	8,433	681
	NHN KCP Corp.	95,298	680
	iMarketKorea Inc.	95,700	676
	Binggrae Co. Ltd.	18,626	673
	Vieworks Co. Ltd.	26,371	668
	SK Securities Co. Ltd.	1,337,369	666
*	HLB Therapeutics Co. Ltd.	225,976	664
	Korea Asset In Trust Co. Ltd.	288,833	663
*	UniTest Inc.	60,678	663
[2]	Seobu T&D	103,842	650
	Webzen Inc.	55,962	645
*,2	MedPacto Inc.	55,851	644
*	AbClon Inc.	50,930	644
	Dong-A ST Co. Ltd.	15,527	641
*	Hyosung Chemical Corp.	9,076	639
[2]	Lotte Confectionery Co. Ltd.	8,523	635
*,2	Danal Co. Ltd.	218,352	632
*	Namsun Aluminum Co. Ltd.	331,369	629
	HDC Holdings Co. Ltd.	136,690	627
	HPSP Co. Ltd.	21,212	620

		Shares	Market Value ($000)
	Dong-A Socio Holdings Co. Ltd.	9,560	618
[2]	NICE Holdings Co. Ltd.	72,461	617
*	Yungjin Pharmaceutical Co. Ltd.	316,309	615
	LF Corp.	55,138	601
	Unid Co. Ltd.	12,652	598
*	CrystalGenomics Inc.	207,711	597
*,2	Helixmith Co. Ltd.	128,167	589
*	Daea TI Co. Ltd.	234,869	588
	HL Holdings Corp.	19,666	579
*,2	BNC Korea Co. Ltd.	206,008	571
[2]	Hanil Cement Co. Ltd.	59,370	569
	Namyang Dairy Products Co. Ltd.	1,683	564
	KC Tech Co. Ltd.	30,441	562
*,2	Komipharm International Co. Ltd.	116,807	560
*	Modetour Network Inc.	47,716	559
	Hansol Technics Co. Ltd.	102,248	556
	Ilyang Pharmaceutical Co. Ltd.	44,081	556
	Humedix Co. Ltd.	19,600	552
	KISWIRE Ltd.	33,668	549
[2]	Shinsegae International Inc.	42,245	546
[2]	Boryung	84,761	546
*,2	Insun ENT Co. Ltd.	81,980	545
	Yuanta Securities Korea Co. Ltd.	263,543	542
*	iNtRON Biotechnology Inc.	118,350	541
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	536
	Hyundai Corp.	25,414	529
*	Com2uS Holdings Corp.	20,496	524
*	Rainbow Robotics	5,833	522
	Aekyung Industrial Co. Ltd.	27,149	518
*	Dongkuk CM Co. Ltd.	65,265	516
	Samyang Corp.	15,975	513
*	HJ Shipbuilding & Construction Co. Ltd.	158,849	510
*	Lake Materials Co. Ltd.	32,144	509
	Tongyang Inc.	667,833	502
[2]	Huons Co. Ltd.	19,429	493
[2]	KUMHOE&C Co. Ltd.	113,346	488
	Gradiant Corp.	41,274	482
[2]	Hankook Shell Oil Co. Ltd.	2,786	481
	TCC Steel	9,417	476
	Hansol Holdings Co. Ltd.	206,585	473
[2]	Nature Holdings Co. Ltd.	28,943	466
*,2	Samsung Pharmaceutical Co. Ltd.	202,583	465
	E1 Corp.	10,695	462
	TY Holdings Co. Ltd.	84,110	461
	KC Co. Ltd.	31,238	460
*	HLB Global Co. Ltd.	142,176	454
*	Aprogen Biologics	1,551,376	448
	OptoElectronics Solutions Co. Ltd.	42,683	425
*,2	Sangsangin Co. Ltd.	129,559	422
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	420
*	Giantstep Inc.	39,469	417
	Daol Investment & Securities Co. Ltd.	154,806	413
*,3	Cellivery Therapeutics Inc.	78,877	413
*	Homecast Co. Ltd.	106,580	410
	Hansol Paper Co. Ltd.	49,400	410
[2]	Dongkuk Holdings Co. Ltd.	34,764	409
	Namhae Chemical Corp.	64,980	406
*	OliX Pharmaceuticals Inc.	33,958	395

		Shares	Market Value ($000)
	Sam Young Electronics Co. Ltd.	55,413	388
*,2	ITM Semiconductor Co. Ltd.	22,410	387
[2]	Soulbrain Holdings Co. Ltd.	18,004	382
	ICD Co. Ltd.	49,746	376
	Lutronic Corp.	13,078	375
	Hyundai GF Holdings	147,598	370
*	CJ CGV Co. Ltd. Rights Exp. 9/7/23	137,733	368
*	Medipost Co. Ltd.	51,638	363
	SPC Samlip Co. Ltd.	6,908	358
[2]	ISC Co. Ltd.	4,270	345
	Dongwon F&B Co. Ltd.	16,470	339
	NEXTIN Inc.	5,030	338
	Toptec Co. Ltd.	58,529	337
	Sam-A Aluminum Co. Ltd.	3,789	335
	Eusu Holdings Co. Ltd.	75,588	333
	HS Industries Co. Ltd.	121,990	328
	Kolon Corp.	23,081	327
	KT Skylife Co. Ltd.	67,335	321
	Chongkundang Holdings Corp.	8,288	320
	Jeil Pharmaceutical Co. Ltd.	23,196	320
*	Inscobee Inc.	330,780	317
	Daeduck Co. Ltd.	56,872	310
	KISCO Corp.	64,243	309
	Cuckoo Homesys Co. Ltd.	17,976	304
*	Dongsung Pharmaceutical Co. Ltd.	66,487	300
	Huons Global Co. Ltd.	18,780	295
*	Ace Technologies Corp.	135,359	291
[2]	Woongjin Thinkbig Co. Ltd.	152,463	285
*,2	Wonik Holdings Co. Ltd.	104,194	284
	LG HelloVision Co. Ltd.	89,011	279
	Hanil Holdings Co. Ltd.	30,619	272
	Sindoh Co. Ltd.	10,491	272
*	Able C&C Co. Ltd.	57,510	269
[2]	Maeil Dairies Co. Ltd.	8,362	268
	CJ Freshway Corp.	13,655	267
	Daehan Flour Mill Co. Ltd.	2,609	263
*	Tongyang Life Insurance Co. Ltd.	92,674	257
	BGF Co. Ltd.	88,189	249
*	Enzychem Lifesciences Corp.	210,541	248
*	Interflex Co. Ltd.	28,626	244
	Hyundai Bioland Co. Ltd.	29,899	243
	Cuckoo Holdings Co. Ltd.	20,198	241
	Classys Inc.	8,938	215
	DB Financial Investment Co. Ltd.	68,332	214
*,2	Telcon RF Pharmaceutical Inc.	288,208	206
	LOTTE Himart Co. Ltd.	26,231	205
*,2	Eutilex Co. Ltd.	70,438	202
	Kolmar Korea Holdings Co. Ltd.	18,175	193
*,2,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	192
	Lock&Lock Co. Ltd.	40,483	186
	Taeyoung Engineering & Construction Co. Ltd.	46,952	134
	Daesung Holdings Co. Ltd.	11,203	121
			549,610
Spain (1.3%)
	Banco de Sabadell SA	21,774,045	26,834
	Viscofan SA	151,575	9,840
	Fluidra SA	431,170	9,535
	Acerinox SA	758,596	7,986

		Shares	Market Value ($000)
	Vidrala SA	72,709	7,403
[2]	Indra Sistemas SA	474,453	6,900
	Cia de Distribucion Integral Logista Holdings SA	245,902	6,842
	CIE Automotive SA	188,654	5,913
[1]	Unicaja Banco SA	4,798,701	5,601
	Applus Services SA	507,002	5,439
	Sacyr SA	1,583,647	5,414
	Ebro Foods SA	284,001	5,235
	Faes Farma SA	1,234,390	4,277
	Laboratorios Farmaceuticos Rovi SA	83,291	3,999
*	Solaria Energia y Medio Ambiente SA	238,381	3,729
*	Melia Hotels International SA	426,008	3,128
	Almirall SA	297,015	2,849
[1]	Gestamp Automocion SA	574,942	2,791
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,687,611	2,606
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	2,342
[2]	Fomento de Construcciones y Contratas SA	163,180	2,165
	Pharma Mar SA	56,696	2,132
*,2	Tecnicas Reunidas SA	187,016	1,802
[1]	Global Dominion Access SA	404,732	1,704
	Prosegur Cia de Seguridad SA	883,471	1,625
*,1	Neinor Homes SA	154,864	1,533
	Lar Espana Real Estate Socimi SA	231,016	1,498
[2]	Ence Energia y Celulosa SA	482,881	1,471
	Atresmedia Corp. de Medios de Comunicacion SA	330,739	1,371
*	Distribuidora Internacional de Alimentacion SA	56,097,194	942
[1]	Prosegur Cash SA	1,197,502	838
*,2	NH Hotel Group SA	80,391	388
*,2,3	Let's Gowex SA	31,105	—
			146,132
Sweden (3.5%)
	AddTech AB Class B	726,884	13,542
	AAK AB	674,499	12,965
[1]	Thule Group AB	409,349	12,782
	Fortnox AB	1,911,045	11,730
	Elekta AB Class B	1,394,534	11,297
[2]	Avanza Bank Holding AB	482,252	10,921
	Hexpol AB	963,173	10,449
	Nordnet AB publ	653,507	9,696
[1]	Dometic Group AB	1,240,430	9,243
	Lagercrantz Group AB Shares B	732,242	8,819
	Fabege AB	955,763	8,277
*	Sectra AB Shares B	507,734	8,130
	Loomis AB Class B	277,047	8,082
	Wihlborgs Fastigheter AB	1,020,614	7,981
	Billerud Aktiebolag	813,263	6,935
[1]	Bravida Holding AB	794,944	6,389
*,1,2	Sinch AB	2,361,130	6,120
	Vitec Software Group AB Shares B	104,238	5,938
[2]	Hexatronic Group AB	765,790	5,803
	Mycronic AB	262,500	5,649
*	Betsson AB Class B	460,000	5,566
	Storskogen Group AB Class B	5,305,765	5,461
	AFRY AB	382,847	5,313
	Hemnet Group AB	297,456	5,269
[1]	Munters Group AB	406,294	5,157
	Hufvudstaden AB Class A	415,941	5,092
	Wallenstam AB Class B	1,295,489	5,050

		Shares	Market Value ($000)
	Catena AB	131,033	5,034
	Electrolux Professional AB Class B	893,245	5,032
	Bure Equity AB	214,860	4,571
	HMS Networks AB Class B	108,705	4,390
	Nyfosa AB	689,314	4,373
	Granges AB	419,052	4,280
	Lindab International AB	262,583	4,071
	Pandox AB Class B	341,502	4,027
	Mips AB	86,682	3,925
	JM AB	249,360	3,918
	Vitrolife AB	255,814	3,796
	Arjo AB Class B	884,656	3,785
*,1	BioArctic AB Class B	131,128	3,757
	Medicover AB Class B	242,054	3,703
*	OX2 AB	579,882	3,628
	NCC AB Class B	335,030	3,608
	Instalco AB	915,472	3,602
	Peab AB Class B	795,629	3,520
	AddNode Group AB Class B	456,327	3,489
	AddLife AB Class B	422,906	3,444
	Bufab AB	113,219	3,314
	Biotage AB	266,625	3,291
	Atrium Ljungberg AB Class B	166,254	3,261
*	Stillfront Group AB	1,737,526	3,215
*	Sdiptech AB Class B	115,370	3,181
	Alleima AB	729,183	3,167
*	Modern Times Group MTG AB Shares B	481,623	3,133
	Bilia AB Class A	285,513	3,001
*,1,2	Boozt AB	248,644	2,961
*,2	Truecaller AB Class B	742,554	2,941
	Beijer Alma AB	160,146	2,930
	Nolato AB Class B	682,828	2,822
	Ratos AB Class B	799,891	2,659
	Cibus Nordic Real Estate AB	233,806	2,629
	INVISIO AB	123,035	2,561
	Concentric AB	141,263	2,518
	Troax Group AB	136,349	2,456
[2]	Intrum AB	295,412	2,302
*	Camurus AB	80,797	2,283
	Dios Fastigheter AB	329,376	2,246
	NP3 Fastigheter AB	121,221	2,035
*,1	Scandic Hotels Group AB	510,229	2,012
	Systemair AB	265,622	1,886
	Corem Property Group AB Class B	2,761,324	1,863
*	Embracer Group AB Class B	606,600	1,741
	SkiStar AB	159,723	1,734
	MEKO AB	148,016	1,545
	Platzer Fastigheter Holding AB Class B	197,599	1,502
	Cloetta AB Class B	780,193	1,397
	Fagerhult Group AB	269,618	1,378
[1]	Resurs Holding AB	560,084	1,358
*,1	Attendo AB	445,597	1,354
*,2	Viaplay Group AB Class B	290,527	1,261
	Clas Ohlson AB Class B	151,490	1,234
[2]	Samhallsbyggnadsbolaget i Norden AB	2,783,675	1,204
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	2,787,911	1,152
	Investment AB Oresund	109,365	1,086
*	Collector Bank AB	282,650	916

		Shares	Market Value ($000)
	Volati AB	76,267	718
*,2	BICO Group AB Class B	171,292	670
	Corem Property Group AB Preference Shares	33,612	604
*	Nobia AB	392,004	424
*	Cint Group AB	348,412	352
	NCC AB Class A	4,913	56
*,3	Ow Bunker A/S	24,023	—
			383,962
Switzerland (3.1%)
*	Dufry AG (Registered)	406,979	21,028
[1]	Galenica AG	189,302	15,235
*	Siegfried Holding AG (Registered)	15,781	13,943
	Bucher Industries AG (Registered)	25,104	11,187
	Allreal Holding AG (Registered)	56,345	10,352
	Accelleron Industries AG	366,581	9,658
	Inficon Holding AG (Registered)	7,480	9,590
*	Softwareone Holding AG	419,831	8,985
	Cembra Money Bank AG	113,698	8,630
*	ams-OSRAM AG	956,562	8,467
*,2	Meyer Burger Technology AG	13,944,979	8,384
*	Landis & Gyr Group AG	95,280	8,273
[2]	Stadler Rail AG	205,975	8,271
	Mobimo Holding AG (Registered)	27,635	8,172
	SFS Group AG	67,433	8,016
	Swissquote Group Holding SA (Registered)	34,545	7,824
	Comet Holding AG (Registered)	28,807	7,578
	Vontobel Holding AG (Registered)	108,268	7,294
	Burckhardt Compression Holding AG	12,185	7,181
	Interroll Holding AG (Registered)	2,126	6,800
	Sulzer AG (Registered)	67,351	6,612
	Valiant Holding AG (Registered)	58,783	6,468
*	Aryzta AG	3,630,047	6,204
	Huber & Suhner AG (Registered)	68,267	5,896
	Kardex Holding AG (Registered)	23,211	5,808
	dormakaba Holding AG	11,909	5,807
	St Galler Kantonalbank AG (Registered)	9,993	5,715
	Daetwyler Holding AG	28,507	5,639
	Forbo Holding AG (Registered)	3,633	5,226
	Komax Holding AG (Registered)	18,261	4,489
	LEM Holding SA (Registered)	1,824	4,387
	VZ Holding AG	46,305	4,311
	OC Oerlikon Corp. AG (Registered)	725,456	3,945
	Ypsomed Holding AG (Registered)	13,244	3,888
*	Dottikon Es Holding AG (Registered)	13,919	3,823
*,2	Idorsia Ltd.	470,542	3,732
*	EFG International AG	297,962	3,717
	SKAN Group AG	40,370	3,700
	Bystronic AG	5,186	3,634
*,1	Sensirion Holding AG	41,124	3,604
[1]	Medacta Group SA	23,011	3,342
	Intershop Holding AG	4,376	3,021
*	u-blox Holding AG	25,937	2,905
	Zehnder Group AG	38,888	2,848
	PIERER Mobility AG	32,084	2,792
	Schweiter Technologies AG	3,587	2,761
	Implenia AG (Registered)	54,234	2,642
*	Basilea Pharmaceutica AG (Registered)	50,631	2,553
[1]	Medmix AG	89,429	2,496

		Shares	Market Value ($000)
	Vetropack Holding AG (Registered) Class A	47,789	2,408
	Bossard Holding AG (Registered) Class A	10,271	2,400
	ALSO Holding AG (Registered)	9,962	2,280
	Bell Food Group AG (Registered)	7,287	2,154
*,2	DocMorris AG	33,738	2,065
	Leonteq AG	40,294	1,902
[2]	COSMO Pharmaceuticals NV	36,891	1,895
	Arbonia AG	161,137	1,869
*	Autoneum Holding AG	10,444	1,800
*,1	PolyPeptide Group AG	54,287	1,280
*,1	Montana Aerospace AG	80,505	1,267
	TX Group AG	10,515	1,196
	Rieter Holding AG (Registered)	10,698	1,190
	Hiag Immobilien Holding AG	13,143	1,146
*,1	Medartis Holding AG	11,587	1,082
	VP Bank AG Class A	7,857	815
	APG SGA SA	3,747	777
			344,359
Taiwan (8.3%)
[2]	Gigabyte Technology Co. Ltd.	1,889,271	18,938
[2]	Global Unichip Corp.	337,649	17,661
	Alchip Technologies Ltd.	268,000	17,058
	Elite Material Co. Ltd.	1,125,519	14,894
*	Tatung Co. Ltd.	8,566,584	13,517
	Chroma ATE Inc.	1,533,040	13,504
[2]	Asia Vital Components Co. Ltd.	1,128,239	11,594
	Tripod Technology Corp.	1,940,327	10,444
	WPG Holdings Ltd.	5,804,137	9,329
	TA Chen Stainless Pipe	7,299,686	9,185
	Lien Hwa Industrial Holdings Corp.	4,370,608	8,901
	Sinbon Electronics Co. Ltd.	811,066	8,698
	Faraday Technology Corp.	824,000	8,583
	Phison Electronics Corp.	647,962	8,448
	King Yuan Electronics Co. Ltd.	4,198,963	8,438
	Qisda Corp. ADR	5,160,000	8,195
	Makalot Industrial Co. Ltd.	794,795	7,896
	International Games System Co. Ltd. Class C	378,426	7,389
	King Slide Works Co. Ltd.	254,675	7,379
	Macronix International Co. Ltd.	7,333,386	7,298
	Lotes Co. Ltd.	292,706	6,974
	Highwealth Construction Corp.	5,013,289	6,755
	Merida Industry Co. Ltd.	971,055	6,709
	Taichung Commercial Bank Co. Ltd.	14,055,464	6,672
	Gold Circuit Electronics Ltd.	1,218,652	6,605
	Simplo Technology Co. Ltd.	664,631	6,505
	Radiant Opto-Electronics Corp.	1,685,147	6,471
	Ruentex Industries Ltd.	3,239,349	6,399
[2]	AP Memory Technology Corp.	512,154	6,241
	Compeq Manufacturing Co. Ltd.	4,198,471	6,095
	Jentech Precision Industrial Co. Ltd.	358,156	6,072
	Yulon Finance Corp.	991,483	5,993
[2]	YFY Inc.	5,070,000	5,951
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,589,625	5,929
	Sanyang Motor Co. Ltd.	2,342,037	5,892
[2]	Via Technologies Inc.	1,367,000	5,818
	Bizlink Holding Inc.	598,144	5,767
	Mitac Holdings Corp.	3,609,617	5,415
	Chipbond Technology Corp.	2,300,852	5,086

		Shares	Market Value ($000)
*	IBF Financial Holdings Co. Ltd.	13,171,398	5,035
	Poya International Co. Ltd.	307,512	5,009
	Great Wall Enterprise Co. Ltd.	2,625,686	5,005
	Bora Pharmaceuticals Co. Ltd.	161,000	4,626
	Union Bank Of Taiwan	9,269,752	4,590
*,2	China Petrochemical Development Corp.	14,584,620	4,363
	Tung Ho Steel Enterprise Corp.	2,334,350	4,156
	King's Town Bank Co. Ltd.	3,596,193	4,121
	United Integrated Services Co. Ltd.	583,200	4,102
	Wistron NeWeb Corp.	1,142,495	4,064
	Elan Microelectronics Corp.	1,074,545	3,992
	Cheng Loong Corp.	3,606,920	3,968
	Taiwan Union Technology Corp.	993,000	3,955
	Sercomm Corp.	1,003,000	3,908
*,2	HannStar Display Corp.	8,700,810	3,855
	CTCI Corp.	2,902,667	3,728
	Goldsun Building Materials Co. Ltd. Class C	4,437,402	3,724
	Ardentec Corp.	1,877,851	3,693
	Topco Scientific Co. Ltd.	635,643	3,642
	Tong Yang Industry Co. Ltd.	1,880,919	3,639
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,036,401	3,554
[2]	AcBel Polytech Inc.	2,004,325	3,551
	Pan Jit International Inc.	1,522,000	3,534
*	WT Microelectronics Co. Ltd.	1,582,377	3,458
*,2	Polaris Group	1,257,000	3,442
[2]	Kinsus Interconnect Technology Corp.	1,031,282	3,405
	Kaori Heat Treatment Co. Ltd.	310,210	3,373
	FLEXium Interconnect Inc.	1,129,140	3,346
	Coretronic Corp.	1,477,000	3,322
	Arcadyan Technology Corp.	706,737	3,267
*	Nan Kang Rubber Tire Co. Ltd.	2,702,107	3,266
	Feng Hsin Steel Co. Ltd.	1,471,000	3,233
	Century Iron & Steel Industrial Co. Ltd.	629,000	3,217
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	761,000	3,207
	Taiwan Surface Mounting Technology Corp.	1,110,530	3,201
	Microbio Co. Ltd.	1,899,707	3,180
*	Lotus Pharmaceutical Co. Ltd.	339,000	3,098
	Getac Holdings Corp.	1,421,000	3,071
	Hotai Finance Co. Ltd.	678,700	3,068
	Shinkong Synthetic Fibers Corp.	5,611,416	3,064
	Visual Photonics Epitaxy Co. Ltd.	722,455	3,057
	Fusheng Precision Co. Ltd.	473,000	3,012
	TXC Corp.	1,068,877	3,012
	Ta Ya Electric Wire & Cable	2,474,521	2,975
[2]	Episil Technologies Inc.	1,166,101	2,949
	Center Laboratories Inc.	1,522,662	2,888
	Charoen Pokphand Enterprise	967,400	2,881
	VisEra Technologies Co. Ltd.	385,000	2,833
	Tong Hsing Electronic Industries Ltd.	561,514	2,824
	Far Eastern Department Stores Ltd.	4,041,043	2,812
	Wisdom Marine Lines Co. Ltd.	1,915,241	2,783
[2]	United Renewable Energy Co. Ltd.	4,875,129	2,766
	Sigurd Microelectronics Corp.	1,638,822	2,764
	Kinpo Electronics	4,969,196	2,743
[2]	Wafer Works Corp.	1,996,363	2,704
*,2	EirGenix Inc.	795,855	2,662
[2]	Nuvoton Technology Corp.	593,000	2,653
	Sitronix Technology Corp.	377,282	2,650

		Shares	Market Value ($000)
	USI Corp.	3,568,784	2,649
	Taiwan Cogeneration Corp.	1,614,152	2,645
	Huaku Development Co. Ltd.	912,499	2,631
	Orient Semiconductor Electronics Ltd.	1,830,197	2,630
[2]	Taiwan-Asia Semiconductor Corp	1,510,406	2,598
	Grape King Bio Ltd.	448,000	2,597
	Primax Electronics Ltd.	1,262,000	2,594
	Everlight Electronics Co. Ltd.	1,564,725	2,588
	ChipMOS Technologies Inc.	2,270,494	2,588
	Fitipower Integrated Technology Inc.	574,226	2,585
[2]	Taiwan Semiconductor Co. Ltd.	915,000	2,582
	Raydium Semiconductor Corp.	244,000	2,570
	Gudeng Precision Industrial Co. Ltd.	221,511	2,560
	XinTec Inc.	640,000	2,555
	Supreme Electronics Co. Ltd.	1,633,250	2,512
[2]	Chung Hung Steel Corp.	3,204,000	2,466
	Gloria Material Technology Corp.	1,443,023	2,458
[2]	AURAS Technology Co. Ltd.	265,000	2,438
	Yieh Phui Enterprise Co. Ltd.	5,053,755	2,410
	ADATA Technology Co. Ltd.	916,915	2,394
	Universal Vision Biotechnology Co. Ltd.	191,750	2,393
	O-Bank Co. Ltd.	7,487,000	2,382
[2]	Elite Semiconductor Microelectronics Technology Inc.	949,000	2,364
	Great Tree Pharmacy Co. Ltd.	177,000	2,357
	Chicony Power Technology Co. Ltd.	699,000	2,316
	TCI Co. Ltd.	419,067	2,293
	President Securities Corp.	3,513,526	2,280
*	Taiwan TEA Corp.	2,469,293	2,277
	Kenda Rubber Industrial Co. Ltd.	2,421,324	2,263
*	Innodisk Corp.	223,556	2,243
*	TaiMed Biologics Inc.	746,000	2,229
	TSRC Corp.	2,785,046	2,227
*	Wowprime Corp.	235,761	2,215
	Acter Group Corp. Ltd.	457,962	2,211
*	Ennoconn Corp.	228,432	2,206
	Merry Electronics Co. Ltd.	758,307	2,203
	International CSRC Investment Holdings Co.	3,301,997	2,186
*,2	Phihong Technology Co. Ltd.	1,008,618	2,175
	Systex Corp.	580,000	2,174
	Standard Foods Taiwan Ltd.	1,709,708	2,161
	Solar Applied Materials Technology Corp.	1,802,691	2,159
	China Steel Chemical Corp.	620,853	2,146
	ITE Technology Inc.	432,418	2,132
[2]	Foxsemicon Integrated Technology Inc.	360,400	2,121
	Greatek Electronics Inc.	1,092,000	2,120
	ITEQ Corp.	837,870	2,118
	Zyxel Group Corp.	1,207,250	2,083
[2]	Andes Technology Corp.	141,000	2,066
	SDI Corp.	605,000	2,058
	Allied Supreme Corp.	200,000	2,056
	Longchen Paper & Packaging Co. Ltd.	3,791,707	2,054
[2]	Kinik Co.	462,000	2,045
	Tainan Spinning Co. Ltd.	4,104,674	2,033
[2]	Quanta Storage Inc.	591,000	2,025
	TTY Biopharm Co. Ltd.	828,987	2,020
	Sporton International Inc.	262,666	2,012
*	OBI Pharma Inc.	718,000	1,976
[2]	Grand Pacific Petrochemical	3,346,928	1,962

		Shares	Market Value ($000)
	Farglory Land Development Co. Ltd.	1,065,854	1,948
	Pan-International Industrial Corp.	1,452,595	1,926
	Hota Industrial Manufacturing Co. Ltd.	900,317	1,917
	Oriental Union Chemical Corp.	2,740,000	1,912
	Cleanaway Co. Ltd.	311,000	1,908
	Depo Auto Parts Ind Co. Ltd.	537,313	1,893
	Formosa International Hotels Corp.	235,841	1,864
	Cheng Uei Precision Industry Co. Ltd.	1,493,000	1,852
	Taiwan Mask Corp.	742,540	1,802
[2]	Co-Tech Development Corp.	872,000	1,792
	ASROCK Inc.	219,000	1,771
	Pegavision Corp.	146,000	1,768
	L&K Engineering Co. Ltd.	699,000	1,764
	TPK Holding Co. Ltd.	1,413,000	1,763
	Ton Yi Industrial Corp.	3,100,000	1,758
	Shiny Chemical Industrial Co. Ltd.	393,250	1,743
	Hannstar Board Corp.	1,097,438	1,738
	Global Mixed Mode Technology Inc.	267,199	1,736
	BES Engineering Corp.	5,427,468	1,736
	Wah Lee Industrial Corp.	673,500	1,736
*	Advanced Wireless Semiconductor Co.	588,192	1,732
	Fulgent Sun International Holding Co. Ltd.	431,270	1,719
	UPC Technology Corp.	3,211,065	1,715
	Holy Stone Enterprise Co. Ltd.	551,007	1,711
	Thinking Electronic Industrial Co. Ltd.	334,000	1,704
	Evergreen International Storage & Transport Corp.	1,878,502	1,699
	TSEC Corp.	1,695,646	1,688
	Chong Hong Construction Co. Ltd.	664,493	1,681
	Nantex Industry Co. Ltd.	1,447,000	1,676
	Ambassador Hotel	1,020,000	1,672
*	Medigen Vaccine Biologics Corp.	914,544	1,659
	Taiwan Paiho Ltd.	893,183	1,647
	Asia Optical Co. Inc.	806,000	1,645
*	FocalTech Systems Co. Ltd.	716,258	1,634
	Cub Elecparts Inc.	332,969	1,621
	General Interface Solution Holding Ltd.	752,000	1,620
	Sunplus Technology Co. Ltd.	1,630,000	1,600
	Brighton-Best International Taiwan Inc.	1,509,000	1,595
	Chang Wah Technology Co. Ltd.	1,346,000	1,590
*	CMC Magnetics Corp.	3,761,758	1,583
*,2	RichWave Technology Corp.	307,569	1,582
	Prince Housing & Development Corp.	4,334,183	1,580
	Shinkong Insurance Co. Ltd.	904,000	1,556
*	Adimmune Corp.	1,390,343	1,552
[2]	Chung Hwa Pulp Corp.	1,509,135	1,545
	Pixart Imaging Inc.	418,920	1,541
*	Mercuries Life Insurance Co. Ltd.	9,145,094	1,529
	Chin-Poon Industrial Co. Ltd.	1,405,072	1,527
	Hu Lane Associate Inc.	302,500	1,527
	Silicon Integrated Systems Corp.	2,365,508	1,526
*	Synmosa Biopharma Corp.	1,101,487	1,519
	Darfon Electronics Corp.	1,082,000	1,514
	Sinon Corp.	1,293,000	1,495
	Shin Zu Shing Co. Ltd.	550,224	1,487
	Taiwan Sakura Corp.	740,000	1,486
[2]	Topkey Corp.	272,000	1,482
	Chang Wah Electromaterials Inc.	1,512,000	1,481
	Hsin Kuang Steel Co. Ltd.	954,569	1,481

		Shares	Market Value ($000)
	D-Link Corp.	2,296,774	1,478
	Continental Holdings Corp.	1,732,000	1,478
*	CSBC Corp. Taiwan	1,971,956	1,466
[2]	UPI Semiconductor Corp.	183,000	1,439
	TaiDoc Technology Corp.	243,000	1,430
	Test Research Inc.	705,371	1,372
*	Chief Telecom Inc.	108,000	1,357
	Xxentria Technology Materials Corp.	600,353	1,354
	Gemtek Technology Corp.	1,312,115	1,344
	Global Brands Manufacture Ltd.	819,361	1,340
	Marketech International Corp.	292,000	1,330
[2]	China Metal Products	1,076,515	1,329
	China General Plastics Corp.	1,712,717	1,326
	Alpha Networks Inc.	944,599	1,323
*	Career Technology MFG. Co. Ltd.	1,684,584	1,321
	Kindom Development Co. Ltd.	1,354,900	1,319
	Asia Polymer Corp.	1,586,151	1,310
	Nichidenbo Corp.	769,000	1,306
*	Asia Pacific Telecom Co. Ltd.	6,322,891	1,299
*	Apex International Co. Ltd.	656,000	1,297
	Taiwan PCB Techvest Co. Ltd.	932,102	1,289
	St. Shine Optical Co. Ltd.	184,419	1,270
*	Unitech Printed Circuit Board Corp.	2,251,714	1,268
	Holtek Semiconductor Inc.	570,279	1,260
	Etron Technology Inc.	923,396	1,257
	Adlink Technology Inc.	546,127	1,255
	AmTRAN Technology Co. Ltd.	2,830,126	1,239
	Advanced Ceramic X Corp.	190,000	1,233
	YC INOX Co. Ltd.	1,410,750	1,231
	Dynapack International Technology Corp.	477,299	1,222
	Kung Long Batteries Industrial Co. Ltd.	266,000	1,219
	Actron Technology Corp.	206,000	1,202
	Chunghwa Precision Test Tech Co. Ltd.	73,000	1,199
	YungShin Global Holding Corp.	860,697	1,197
	Chia Hsin Cement Corp.	1,794,180	1,193
	Cathay Real Estate Development Co. Ltd.	2,372,000	1,189
	Jess-Link Products Co. Ltd.	552,100	1,189
	Gourmet Master Co. Ltd.	301,789	1,188
*	China Man-Made Fiber Corp.	4,592,384	1,178
	Sampo Corp.	1,329,048	1,175
	ScinoPharm Taiwan Ltd.	1,148,891	1,167
	Chlitina Holding Ltd.	192,750	1,163
	Sunny Friend Environmental Technology Co. Ltd.	268,741	1,155
	IEI Integration Corp.	439,716	1,154
	Taiwan Styrene Monomer	2,204,579	1,151
	Tung Thih Electronic Co. Ltd.	260,000	1,145
*	Ichia Technologies Inc.	1,008,000	1,137
	Advanced International Multitech Co. Ltd.	454,000	1,136
	Soft-World International Corp.	351,520	1,130
	KMC Kuei Meng International Inc.	229,000	1,127
[2]	LandMark Optoelectronics Corp.	293,600	1,095
	Everlight Chemical Industrial Corp.	1,617,649	1,090
	Darwin Precisions Corp.	2,025,000	1,077
[2]	Motech Industries Inc.	1,123,928	1,076
	Dynamic Holding Co. Ltd.	1,071,004	1,076
	Altek Corp.	942,250	1,072
	Lealea Enterprise Co. Ltd.	3,166,642	1,069
	Weltrend Semiconductor	553,753	1,064

		Shares	Market Value ($000)
	Firich Enterprises Co. Ltd.	942,539	1,053
[2]	Genesys Logic Inc.	286,000	1,049
	Wei Chuan Foods Corp.	1,659,835	1,047
	Gamania Digital Entertainment Co. Ltd.	464,000	1,044
[2]	Anpec Electronics Corp.	222,000	1,034
*	Foresee Pharmaceuticals Co. Ltd.	390,311	1,032
	Sinyi Realty Inc.	1,104,465	1,020
	China Bills Finance Corp.	2,143,000	1,006
	CHC Healthcare Group	510,727	1,005
	Amazing Microelectronic Corp.	260,085	996
	Infortrend Technology Inc.	1,266,885	985
	Kuo Toong International Co. Ltd.	837,662	983
	Namchow Holdings Co. Ltd.	631,000	981
	Flytech Technology Co. Ltd.	447,845	960
	Elite Advanced Laser Corp.	617,607	940
	91APP Inc.	261,555	925
*	Lung Yen Life Service Corp.	783,000	924
	Johnson Health Tech Co. Ltd.	370,283	917
	Mercuries & Associates Holding Ltd.	1,954,968	912
	Posiflex Technology Inc.	253,822	911
	FSP Technology Inc.	573,428	906
*,2	Ultra Chip Inc.	273,000	899
	Hung Sheng Construction Ltd.	1,385,620	898
	VIA Labs Inc.	123,000	898
*	Federal Corp.	1,591,505	897
	Ho Tung Chemical Corp.	3,303,362	895
[2]	Sensortek Technology Corp.	92,000	893
	Dimerco Express Corp.	376,750	890
	Chun Yuan Steel Industry Co. Ltd.	1,581,000	884
[2]	Panion & BF Biotech Inc.	246,354	884
	Machvision Inc.	120,157	849
	T3EX Global Holdings Corp.	366,000	843
*	Bank of Kaohsiung Co. Ltd.	2,048,426	829
*	First Steamship Co. Ltd.	2,981,850	822
	PharmaEngine Inc.	304,102	818
	Rich Development Co. Ltd.	2,671,000	817
	Formosan Rubber Group Inc.	1,198,089	813
*	Kuo Yang Construction Co. Ltd.	1,323,000	813
	Elitegroup Computer Systems Co. Ltd.	853,647	805
[2]	Huang Hsiang Construction Corp.	631,051	803
*	Shining Building Business Co. Ltd.	2,439,675	800
	CyberTAN Technology Inc.	1,181,571	792
	Egis Technology Inc.	241,000	791
	AGV Products Corp.	1,780,425	789
	Taiflex Scientific Co. Ltd.	588,594	789
*	RDC Semiconductor Co. Ltd.	195,000	771
	Sonix Technology Co. Ltd.	520,000	765
	Zeng Hsing Industrial Co. Ltd.	224,536	758
	Syncmold Enterprise Corp.	411,750	758
	Nidec Chaun-Choung Technology Corp.	139,000	757
	Iron Force Industrial Co. Ltd.	248,000	753
	Bioteque Corp.	207,000	745
[2]	Swancor Holding Co. Ltd.	263,000	739
	Radium Life Tech Co. Ltd.	2,544,910	732
	WUS Printed Circuit Co. Ltd.	511,555	732
	Rechi Precision Co. Ltd.	964,668	730
	TYC Brother Industrial Co. Ltd.	679,710	722
	Lingsen Precision Industries Ltd.	1,209,000	722

		Shares	Market Value ($000)
*	Hong Pu Real Estate Development Co. Ltd.	843,195	709
*	Kaimei Electronic Corp.	344,800	707
	Speed Tech Corp.	421,000	701
	Savior Lifetec Corp.	1,253,728	689
	Tyntek Corp.	990,250	682
	Sincere Navigation Corp.	1,094,970	658
	China Chemical & Pharmaceutical Co. Ltd.	852,000	657
	Tong-Tai Machine & Tool Co. Ltd.	1,000,429	650
*	Brogent Technologies Inc.	160,293	633
	Shihlin Electric & Engineering Corp.	133,000	628
*	Gigastorage Corp.	1,158,742	621
	China Electric Manufacturing Corp.	1,067,980	615
*	Li Peng Enterprise Co. Ltd.	2,453,915	613
*	Rexon Industrial Corp. Ltd.	534,000	606
*	Ritek Corp.	2,064,048	602
*	HannsTouch Holdings Co.	1,703,329	589
	Taiyen Biotech Co. Ltd.	528,877	588
	Senao International Co. Ltd.	510,107	577
	KEE TAI Properties Co. Ltd.	1,468,740	571
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	534
	TA-I Technology Co. Ltd.	346,500	501
	Yeong Guan Energy Technology Group Co. Ltd.	263,776	486
*	Zinwell Corp.	711,099	480
*	PChome Online Inc.	333,082	479
	Ability Enterprise Co. Ltd.	705,099	442
*	Globe Union Industrial Corp.	1,004,527	432
	Fittech Co. Ltd.	190,647	423
	Alexander Marine Co. Ltd.	23,000	418
	Dyaco International Inc.	339,638	391
	Basso Industry Corp.	295,000	388
*	Cyberlink Corp.	116,076	383
	Nan Liu Enterprise Co. Ltd.	150,000	368
*	Gigasolar Materials Corp.	131,922	366
*	Medigen Biotechnology Corp.	355,680	363
	Sheng Yu Steel Co. Ltd.	402,000	314
	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	305
	WinWay Technology Co. Ltd.	12,000	300
*	ALI Corp.	475,281	288
*	Li Cheng Enterprise Co. Ltd.	426,892	287
	M31 Technology Corp.	10,000	282
	Toung Loong Textile Manufacturing	352,980	276
*	Newmax Technology Co. Ltd.	265,000	263
	Waffer Technology Corp.	66,000	244
	ZillTek Technology Corp.	19,000	234
	Channel Well Technology Co. Ltd.	93,000	233
	Fortune Electric Co. Ltd.	27,000	206
*	Tanvex BioPharma Inc.	92,216	204
	GeneReach Biotechnology Corp.	147,382	188
*	Weikeng Industrial Co. Ltd.	148,000	163
	Test Rite International Co. Ltd.	111,103	71
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,3	Unity Opto Technology Co. Ltd.	1,203,000	—
*,3	Xpec Entertainment Inc.	125,457	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			909,705
Thailand (1.3%)
	Tisco Financial Group PCL	2,075,650	6,097

		Shares	Market Value ($000)
	Thonburi Healthcare Group PCL	2,985,200	5,844
	Bangchak Corp. PCL	4,049,600	4,532
	Thanachart Capital PCL	3,078,195	4,497
	WHA Corp. PCL	28,675,092	4,158
	KCE Electronics PCL	3,086,700	3,907
	Com7 PCL Class F	4,732,300	3,875
	Kiatnakin Bank PCL	2,295,705	3,725
[2]	Hana Microelectronics PCL	2,249,346	3,341
	Sansiri PCL	56,393,400	3,297
[2]	Ngern Tid Lor PCL	4,824,456	3,090
[2]	Siam Global House PCL	6,307,193	3,044
	Supalai PCL	4,602,850	2,851
	Jasmine Broadband Internet Infrastructure Fund Class F	14,470,963	2,812
	JMT Network Services PCL Class F	2,421,723	2,745
*	Central Plaza Hotel PCL	1,980,390	2,735
[2]	CH Karnchang PCL	4,064,800	2,554
	Amata Corp. PCL	3,451,797	2,372
	AP Thailand PCL	6,565,056	2,341
[2]	Bangkok Commercial Asset Management PCL (XBKK)	6,683,300	2,150
[2]	Bangkok Chain Hospital PCL	4,122,548	2,144
	Vibhavadi Medical Center PCL	29,630,700	2,077
[2]	Chularat Hospital PCL Class F	24,041,060	2,038
	Betagro PCL	2,864,500	1,866
	Dhipaya Group Holdings PCL	1,458,100	1,843
[2]	Gunkul Engineering PCL	16,551,183	1,674
	Star Petroleum Refining PCL	6,458,000	1,654
	Thailand Future Fund	7,495,000	1,644
[2]	TOA Paint Thailand PCL	2,030,000	1,616
[2]	CK Power PCL	15,556,731	1,572
	AEON Thana Sinsap Thailand PCL	343,700	1,568
*,2	Beyond Securities PCL	8,133,300	1,558
	Sri Trang Agro-Industry PCL	3,262,123	1,555
[2]	VGI PCL	18,141,761	1,548
[2]	Forth Corp. PCL	1,730,200	1,543
	Ramkhamhaeng Hospital PCL	1,279,557	1,543
	Quality Houses PCL	22,402,133	1,493
	Mega Lifesciences PCL	1,315,700	1,490
	I-TAIL Corp. PCL	2,679,900	1,473
	Plan B Media PCL Class F	5,705,972	1,426
[2]	Sino-Thai Engineering & Construction PCL	4,444,215	1,416
[2]	TTW PCL	5,571,300	1,416
[2]	Esso Thailand PCL	5,107,800	1,411
	TPI Polene PCL	33,209,900	1,398
*	Bangkok Airways PCL	2,850,900	1,284
[2]	Thai Vegetable Oil PCL	1,730,810	1,277
[2]	Dohome PCL (XBKK)	4,448,056	1,255
	Tipco Asphalt PCL	2,394,300	1,245
	Major Cineplex Group PCL	2,516,944	1,126
[2]	Jaymart Group Holdings PCL	2,154,600	1,071
[2]	Thoresen Thai Agencies PCL	5,739,841	1,066
[2]	Banpu Power PCL	2,314,100	981
[2]	Bangkok Land PCL	39,532,000	936
	Thaicom PCL	2,413,540	932
	Thaifoods Group PCL Class F	7,805,600	913
[2]	TPI Polene Power PCL	9,361,700	908
[2]	BEC World PCL	3,710,100	884
[2]	Pruksa Holding PCL	2,202,900	850
	Origin Property PCL Class F	2,758,650	847

		Shares	Market Value ($000)
	TQM Corp. PCL	1,058,500	820
	MBK PCL	1,647,176	789
	Taokaenoi Food & Marketing PCL Class F	2,339,100	779
*,2	Jasmine Technology Solution PCL	901,300	778
	AP Thailand PCL NVDR	2,127,300	759
	MK Restaurants Group PCL	560,100	757
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,832,500	739
	BCPG PCL	2,569,637	725
[2]	Ratchthani Leasing PCL	7,699,250	720
[2]	GFPT PCL	2,027,500	717
[2]	PTG Energy PCL	2,180,507	689
*,2	Central Plaza Hotel PCL NVDR	489,800	677
	Tisco Financial Group PCL NDVR	225,450	662
*	Super Energy Corp. PCL	44,967,100	657
	LPN Development PCL	5,027,811	614
	SPCG PCL	1,561,900	580
[2]	Singer Thailand PCL	2,418,400	566
*,2	Jasmine International PCL	12,159,688	544
[2]	Workpoint Entertainment PCL	1,128,800	501
*	Italian-Thai Development PCL	11,390,210	476
*,2	Kerry Express Thailand PCL	1,539,900	439
*	Samart Corp. PCL	1,963,421	364
[2]	Precious Shipping PCL	1,234,000	340
	Supalai pcl NVDR	518,650	321
[2]	Precious Shipping pcl NVDR	1,095,000	301
*	Rabbit Holdings PCL Class F	15,504,548	240
*,3	Thai Airways International PCL	3,045,000	226
*	Pruksa Real Estate PCL	1,063,290	205
	VGI PCL NVDR	2,351,570	201
[2]	Sino-Thai Engineering & Construction PCL NVDR	423,000	135
*	Jasmine Technology Solution PCL (XBKK)	146,900	127
	AEON Thana Sinsap Thailand PCL NVDR	23,200	106
*,2	Italian-Thai Development PCL NVDR	2,448,500	102
*	VGI PCL Warrants Exp. 5/23/27 (XBKK)	4,948,352	23
*	VGI PCL Warrants Exp. 5/23/27	542,670	3
*,3	Sav Rates Rec (F) Rights	19,634	—
			141,190
Turkey (0.1%)
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	1,295,514	1,421
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	536,547	1,313
*	Bursa Cimento Fabrikasi A/S	2,958,541	844
*	Anadolu Anonim Turk Sigorta Sirketi	814,062	691
*	Izmir Demir Celik Sanayi A/S	1,954,728	644
	Logo Yazilim Sanayi Ve Ticaret A/S	189,034	637
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	483,529	636
*	Baticim Bati Anadolu Cimento Sanayii A/S	320,998	615
*	Biotrend Cevre VE Enerji Yatirimlari A/S	790,887	610
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	314,777	577
*	Kervan Gida Sanayi Ve Ticaret A/S	623,428	551
*	Aksigorta A/S	2,772,937	456
*	Tat Gida Sanayi A/S	324,280	455
*	Albaraka Turk Katilim Bankasi A/S	3,557,069	450
*	AKIS Gayrimenkul Yatirimi A/S	1,433,349	428
	LDR Turizm AS	77,951	422
*	Is Finansal Kiralama A/S	935,634	398
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	2,763,420	386
*	NET Holding A/S	660,268	368
	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	297

		Shares	Market Value ($000)
*	Imas Makina Sanayi AS	453,568	296
	Sekerbank Turk A/S	2,433,586	281
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,284,366	280
	Kartonsan Karton Sanayi ve Ticaret A/S	85,173	267
	Suwen Tekstil Sanayi Pazarlama AS	340,332	230
	SUN Tekstil Sanayi Ve Ticaret AS	89,973	189
*	Marti Otel Isletmeleri A/S	1,300,896	184
*	Peker Gayrimenkul Yatirim Ortakligi A/S	235,303	126
*	Consus Enerji Isletmeciligi ve Hizmetleri AS	377,435	120
*,3	Asya Katilim Bankasi A/S	975,452	—
			14,172
United Arab Emirates (0.1%)
	GFH Financial Group BSC	12,835,904	3,636
	Sharjah Islamic Bank	4,743,855	2,996
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	3,728,349	2,700
*	RAK Properties PJSC	4,032,902	1,296
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	—
			10,921
United Kingdom (9.1%)
	Diploma plc	505,152	21,010
*	Marks & Spencer Group plc	7,583,597	20,088
	Games Workshop Group plc	126,898	18,972
	Spectris plc	403,738	18,220
	Inchcape plc	1,438,026	15,124
	Investec plc	2,402,952	15,091
*	TUI AG	1,730,066	14,014
	Man Group plc	4,543,343	13,928
	Greggs plc	388,677	13,784
	Vistry Group plc	1,331,857	13,509
	Bellway plc	473,503	13,465
	IG Group Holdings plc	1,467,935	13,339
	Rotork plc	3,314,158	13,127
	Tritax Big Box REIT plc	7,212,977	12,790
	Drax Group plc	1,550,960	12,041
	Britvic plc	1,003,034	11,134
*	Indivior plc	481,826	10,852
	Virgin Money UK plc	4,591,545	10,415
	Balfour Beatty plc	2,237,242	10,047
*	SSP Group plc	3,048,805	9,843
*	Carnival plc	564,384	9,573
	Safestore Holdings plc	824,908	9,377
	WH Smith plc	486,613	9,329
	Harbour Energy plc	2,712,054	9,285
	Travis Perkins plc	826,586	9,245
	Softcat plc	479,463	9,238
*	International Distributions Services plc	2,680,182	9,155
	Pennon Group plc	1,008,869	9,111
	Big Yellow Group plc	656,671	9,037
	Grainger plc	2,788,240	9,010
	Pets at Home Group plc	1,767,245	8,881
	Cranswick plc	206,453	8,857
	Grafton Group plc	779,461	8,767
	LondonMetric Property plc	3,691,161	8,757
*,1	Deliveroo plc Class A	5,110,634	8,618
*,1	Network International Holdings plc	1,735,504	8,611
*,1	Watches of Switzerland Group plc	886,506	8,603

		Shares	Market Value ($000)
	Serco Group plc	4,314,928	8,599
*	easyJet plc	1,465,328	8,511
*	Playtech plc	1,179,965	8,489
	Hays plc	6,114,389	8,413
	QinetiQ Group plc	2,018,644	8,358
*	Oxford Nanopore Technologies plc	2,443,223	8,251
	Shaftesbury Capital plc	5,253,401	8,077
	Genus plc	251,638	7,960
	Energean plc	525,042	7,813
	OSB Group plc	1,643,167	7,766
*	Darktrace plc	1,591,536	7,548
	Lancashire Holdings Ltd.	951,017	7,279
	LXI REIT plc	5,859,875	7,160
	Computacenter plc	253,547	7,153
	Moneysupermarket.com Group plc	1,984,760	6,995
	Pagegroup plc	1,214,898	6,957
	Assura plc	11,363,959	6,911
	Mitie Group plc	5,263,611	6,866
	Close Brothers Group plc	578,523	6,846
	Victrex plc	341,999	6,790
	Plus500 Ltd.	350,599	6,775
	Redrow plc	1,017,972	6,767
	Domino's Pizza Group plc	1,466,930	6,541
	Bodycote plc	730,318	6,484
	Savills plc	519,058	6,482
	Dunelm Group plc	435,649	6,437
	Oxford Instruments plc	206,944	6,376
	Primary Health Properties plc	5,173,682	6,284
	TBC Bank Group plc	195,108	6,236
	Hill & Smith plc	307,380	6,228
	TP ICAP Group plc	3,027,450	6,179
	4imprint Group plc	107,195	6,107
*,1	Trainline plc	1,795,567	6,068
	Kainos Group plc	357,201	6,011
	Bank of Georgia Group plc	143,023	5,980
	Paragon Banking Group plc	874,392	5,935
	Telecom Plus plc	270,382	5,772
	Coats Group plc	6,133,293	5,515
*	IWG plc	2,789,592	5,476
	Centamin plc	4,428,497	5,468
	Rathbones Group plc	232,175	5,371
	Firstgroup plc	2,866,526	5,369
[1]	Quilter plc	5,291,501	5,311
*	Frasers Group plc	506,016	5,274
[2]	Hammerson plc	15,203,116	5,195
	Future plc	474,604	5,097
	Spirent Communications plc	2,303,082	5,005
*,1	Aston Martin Lagonda Global Holdings plc	976,203	4,962
*	John Wood Group plc	2,591,047	4,925
*,2	THG plc Class B	3,668,181	4,855
	Ashmore Group plc	1,791,007	4,749
	Sirius Real Estate Ltd.	4,435,088	4,713
*	Babcock International Group plc	967,255	4,656
	AJ Bell plc	1,102,895	4,656
	Supermarket Income REIT plc	4,730,624	4,630
[1]	JTC plc	493,522	4,556
	Great Portland Estates plc	828,872	4,548
*	Ascential plc	1,690,156	4,542

		Shares	Market Value ($000)
	Vesuvius plc	789,635	4,471
	Diversified Energy Co. plc	3,510,161	4,276
	Premier Foods plc	2,588,552	4,205
	Dr. Martens plc	2,127,789	4,162
	Rhi Magnesita NV	107,753	4,141
	Just Group plc	3,902,868	4,124
	Redde Northgate plc	930,647	4,114
	Morgan Sindall Group plc	165,024	4,048
	Chemring Group plc	1,068,606	3,898
	Volution Group plc	746,981	3,850
	Morgan Advanced Materials plc	1,077,177	3,779
	Bytes Technology Group plc (XLON)	562,195	3,729
	Genuit Group plc	920,937	3,703
	IntegraFin Holdings plc	1,154,806	3,629
	Clarkson plc	99,525	3,562
	Senior plc	1,661,483	3,561
	Workspace Group plc	536,663	3,419
*	Helios Towers plc	2,890,266	3,347
*	J D Wetherspoon plc	362,697	3,149
	Ninety One plc	1,413,354	3,128
*	Elementis plc	2,186,769	3,102
	Keller Group plc	271,967	2,987
*	Auction Technology Group plc	327,723	2,986
[1]	Spire Healthcare Group plc	1,075,013	2,973
	Marshalls plc	860,234	2,963
*	Mitchells & Butlers plc	990,161	2,920
*	S4 Capital plc	2,110,022	2,856
[1]	Ibstock plc	1,470,553	2,839
	IP Group plc	3,682,869	2,825
*	PureTech Health plc	975,623	2,799
	C&C Group plc	1,496,064	2,650
	Currys plc	3,793,859	2,603
*	Moonpig Group plc	1,113,414	2,562
	Crest Nicholson Holdings plc	925,674	2,537
	Mobico Group plc	2,092,323	2,509
[1]	Bridgepoint Group plc (Registered)	1,020,047	2,475
	Hilton Food Group plc	296,375	2,461
	Jupiter Fund Management plc	1,655,027	2,430
	Essentra plc	1,138,212	2,374
[1]	Petershill Partners plc	1,081,808	2,352
	Halfords Group plc	828,089	2,350
	FDM Group Holdings plc	325,416	2,285
*	Alphawave IP Group plc	1,092,474	2,263
*	Greencore Group plc	2,005,055	2,257
[1]	TI Fluid Systems plc	1,312,477	2,257
*	Capita plc	6,308,450	2,237
*	888 Holdings plc	1,513,014	2,099
*	AO World plc	1,719,656	2,095
*	Molten Ventures plc	611,843	2,067
	Liontrust Asset Management plc	246,194	2,042
*,2	Tullow Oil plc	4,520,790	2,002
	PZ Cussons plc Class A	920,054	1,960
	Picton Property Income Ltd.	2,112,617	1,915
	UK Commercial Property REIT Ltd.	2,824,406	1,898
	XP Power Ltd.	72,012	1,888
	AG Barr plc	310,824	1,880
*	Oxford Biomedica plc	321,477	1,822
	Balanced Commercial Property Trust Ltd.	2,032,996	1,812

		Shares	Market Value ($000)
*,2	Petrofac Ltd.	1,776,781	1,792
	Wickes Group plc	984,362	1,726
	Vanquis Banking Group plc	974,076	1,573
	Bytes Technology Group plc	236,220	1,564
[3]	Home REIT plc	2,905,246	1,419
*,1	Trustpilot Group plc	1,253,415	1,405
*	Synthomer plc	1,310,973	1,404
	NCC Group plc	1,121,566	1,388
*,2	ASOS plc	256,785	1,387
	Capricorn Energy plc	585,347	1,332
	Helical plc	384,750	1,327
*	Ferrexpo plc	1,110,774	1,310
	Hochschild Mining plc	1,192,001	1,181
	Avon Protection plc	109,753	1,156
	CLS Holdings plc	607,450	1,091
*	Rank Group plc Class B	798,490	941
*	SIG plc	2,492,270	928
	Ithaca Energy plc	408,865	925
[1]	CMC Markets plc	418,067	753
[1]	Bakkavor Group plc	560,201	723
*,1,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			991,476
Total Common Stocks (Cost $10,890,775)			10,856,529
Temporary Cash Investments (6.2%)
Money Market Fund (6.2%)
[5,6]	Vanguard Market Liquidity Fund, 5.274% (Cost $680,601)	6,808,096	680,673
Total Investments (105.3%) (Cost $11,571,376)			11,537,202
Other Assets and Liabilities—Net (-5.3%)			(584,169)
Net Assets (100%)			10,953,033
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $437,753,000, representing 4.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $591,388,000.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $644,438,000 was received for securities on loan, of which $639,455,000 is held in Vanguard Market Liquidity Fund and $4,983,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	177	17,820	1,091
E-mini S&P 500 Index	September 2023	34	7,845	110
MSCI EAFE Index	September 2023	385	42,461	1,322
MSCI Emerging Markets Index	September 2023	471	24,829	1,222
S&P TSX 60 Index	September 2023	54	10,156	329
				4,074

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/20/23	CAD	5,341	USD	3,981	72	—
Royal Bank of Canada	9/20/23	CAD	3,104	USD	2,347	8	—
Toronto-Dominion Bank	9/20/23	CAD	731	USD	552	3	—
Morgan Stanley Capital Services Inc.	9/20/23	EUR	7,722	USD	8,522	—	(10)
JPMorgan Chase Bank, N.A.	9/20/23	GBP	4,533	USD	5,758	61	—
Bank of America, N.A.	9/20/23	INR	63,432	USD	765	5	—
BNP Paribas	9/20/23	JPY	638,149	USD	4,587	—	(65)
Bank of America, N.A.	9/20/23	USD	6,349	AUD	9,478	—	(29)
UBS AG	9/20/23	USD	3,641	CHF	3,272	—	(131)
Bank of Montreal	9/20/23	USD	22,850	EUR	21,132	—	(443)
Bank of America, N.A.	9/20/23	USD	18,047	GBP	14,530	—	(604)
Toronto-Dominion Bank	9/20/23	USD	14,691	JPY	2,022,444	359	—
State Street Bank & Trust Co.	9/20/23	USD	3,089	SEK	33,505	—	(103)
JPMorgan Chase Bank, N.A.	9/20/23	USD	9,463	TWD	293,542	64	—
						572	(1,385)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,974,876	4,345	—	1,979,221
Common Stocks—Other	51,544	8,807,172	18,592	8,877,308
Temporary Cash Investments	680,673	—	—	680,673
Total	2,707,093	8,811,517	18,592	11,537,202
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,074	—	—	4,074
Forward Currency Contracts	—	572	—	572
Total	4,074	572	—	4,646
Liabilities
Forward Currency Contracts	—	1,385	—	1,385
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.